UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 5th Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 5th Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget ("OMB") control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 Semi-Annual Report

June 30, 2006

Morgan Stanley Institutional Fund, Inc.

Global and International Equity Portfolios

Active International Allocation

Emerging Markets

Global Franchise

Global Value Equity

International Equity

International Growth Equity

International Magnum

International Real Estate

International Small Cap

U.S. Equity Portfolios

Focus Equity

Large Cap Relative Value

Small Company Growth

Systematic Active Large Cap Core

Systematic Active Small Cap Core

Systematic Active Small Cap Growth

Systematic Active Small Cap Value

U.S. Large Cap Growth

U.S. Real Estate

Fixed Income Portfolio

Emerging Markets Debt

Money Market Portfolios

Money Market

Municipal Money Market

2006 Semi-Annual Report

June 30, 2006

Table of Contents

Shareholder’s Letter	2
Expense Examples	3
Investment Advisory Agreement Approval	7
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	11
Emerging Markets	22
Global Franchise	27
Global Value Equity	29
International Equity	32
International Growth Equity	35
International Magnum	37
International Real Estate	42
International Small Cap	44

U.S. Equity Portfolios:
Focus Equity	47
Large Cap Relative Value	48
Small Company Growth	50
Systematic Active Large Cap Core	52
Systematic Active Small Cap Core	56
Systematic Active Small Cap Growth	62
Systematic Active Small Cap Value	68
U.S. Large Cap Growth	74
U.S. Real Estate	76

Fixed Income Portfolio:
Emerging Markets Debt	78

Money Market Portfolios:
Money Market	82
Municipal Money Market	83

Statements of Assets and Liabilities	86
Statements of Operations	91
Statements of Changes in Net Assets	95
Financial Highlights	105
Notes to Financial Statements	131
Director and Officer Information	141

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1-(800)-548-7786. Please read the prospectuses carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2006. Our Fund currently offers 21 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).

Sincerely,

Ronald E. Robison
President and Principal Executive Officer

July 2006

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios commenced operations on April 28, 2006 for both Class A and Class B, however, expenses did not begin accruing until May 1, 2006; therefore, “Actual Expenses Paid During the Period” reflect activity from May 1, 2006 through June 30, 2006.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios commenced operations on April 28, 2006, for both Class A and Class B, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for both Class A and Class B was in effect during the period from January 1, 2006 to June 30, 2006.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
Active International Allocation Portfolio
Class A
Actual	$1,000.00	$1,088.50	$4.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class B
Actual	1,000.00	1,086.20	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Portfolio
Class A
Actual	$1,000.00	$1,087.50	$7.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.80	7.00
Class B
Actual	1,000.00	1,086.10	8.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.56	8.30

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.40% and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
Global Franchise Portfolio
Class A
Actual	$1,000.00	$1,079.00	$5.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,078.50	6.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Value Equity Portfolio
Class A
Actual	$1,000.00	$1,047.10	$4.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class B
Actual	1,000.00	1,045.20	5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio
Class A
Actual	$1,000.00	$1,082.60	$4.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020,18	4.66
Class B
Actual	1,000.00	1,081.20	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Equity Portfolio
Class A
Actual	$1,000.00	$1,098.70	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,096.70	6.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Magnum Portfolio
Class A
Actual	$1,000.00	$1,082.20	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1.019.84	5.01
Class B
Actual	1,000.00	1,081.70	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratio s of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Real Estate Portfolio
Class A
Actual	$1,000.00	$1,160.70	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class B
Actual	1,000.00	1,159.60	6.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.74	6.11

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.97% and 1.22%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Small Cap Portfolio
Class A
Actual	$1,000.00	$1,068.40	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to Class A annualized net expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period).

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
Focus Equity Portfolio
Class A
Actual	$1,000.00	$981.70	$3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.93	3.91
Class B
Actual	1,000.00	979.90	5.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.16

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.78% and 1.03%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Relative Value Portfolio
Class A
Actual	$1,000.00	$1,030.10	$3.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.46
Class B
Actual	1,000.00	1,028.60	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.71

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Company Growth Portfolio
Class A
Actual	$1,000.00	$1,029.50	$5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,027.60	6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Ending Account Value	Expenses Paid During Period*
	Beginning Account Value*	June 30, 2006	May 1, 2006 — June 30, 2006
Systematic Active Large Cap Core Portfolio
Class A
Actual	$1,000.00	$961.00	$0.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01
Class B
Actual	1,000.00	960.00	1.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

Systematic Active Small Cap Core Portfolio
Class A
Actual	$1,000.00	$936.00	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	936.00	2.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

Systematic Active Small Cap Growth Portfolio
Class A
Actual	$1,000.00	$914.00	$1.76
Hypothetical (5% average annual return
before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	914.00	2.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Expense Examples (cont’d)

		Ending Account Value	Expenses Paid During Period*
	Beginning Account Value*	June 30, 2006	May 1, 2006 — June 30, 2006
Systematic Active Small Cap Value Portfolio
Class A
Actual	$1,000.00	$937.00	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	938.00	2.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
U.S. Large Cap Growth Portfolio
Class A
Actual	$1,000.00	$970.20	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class B
Actual	1,000.00	969.30	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.63% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Real Estate Portfolio
Class A
Actual	$1,000.00	$1,152.20	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class B
Actual	1,000.00	1,150.70	5.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Debt Portfolio
Class A
Actual	$1,000.00	$986.20	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.93	4.91
Class B
Actual	1,000.00	984.00	6.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.16

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.98% and 1.23%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio
Class A
Actual	$1,000.00	$1,021.80	$2.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.06

* Expenses are equal to Class A annualized net expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Municipal Money Market Portfolio
Class A
Actual	$1,000.00	$1,014.50	$2.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

* Expenses are equal to Class A annualized net expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board considered on April 25, 2006 whether it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Advisory and Administration Agreements for another year.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board considered at the Portfolios’ organizational meeting on February 6, 2006 whether to approve the Advisory and Administration Agreements on behalf of each new Portfolio.

Specifically, the Board reviewed and considered the nature and extent of the investment advisory services provided/to be provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided/to be provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided/to be provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide or are to provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided/to be provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services provided/to be provided was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2005 (except with respect to the Global Franchise Portfolio, the Board reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2005 and for the period November 30, 2001 to November 30, 2005 and except for the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios because each Portfolio is new), as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”) for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel.

With respect to the Emerging Markets, Large Cap Relative Value, Global Franchise, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

With respect to the Active International Allocation Portfolio, the Board considered that Lipper recently reclassified the Portfolio’s performance peer group to more properly align the Portfolio with its peers and concluded that the performance of the Portfolio was acceptable.

With respect to the International Small Cap and International Equity Portfolios, the Board considered for each Portfolio the impact on performance of the portfolio managers’ market outlook and concluded that the performance of the Portfolios was acceptable.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

With respect to the Global Value Equity and International Magnum Portfolios, the Board concluded that each Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to each Portfolio’s investment strategy and/or investment personnel.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board considered that the Adviser planned to arrange for a public offering of shares of the Portfolios to raise assets for investment and that the offerings had not yet begun. The Board concluded that, since the Portfolios had no assets to invest (other than seed capital that the Adviser will supply) and had no track records of performance, this was not a factor it needed to address.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by each Portfolio under the Management Agreement.

With respect to the Active International Allocation, Emerging Markets, International Magnum, International Small Cap, International Equity and Small Company Growth Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the Large Cap Relative Value, Global Franchise, Global Value Equity, U.S. Real Estate, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios taking into account the scope of the services provided.

With respect to the Focus Equity and International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Portfolios.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Lipper Reports. The Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the average management fee rate and average total expense ratio for a comparable Lipper category average, selected by the Adviser (the “expense peer group”). The Board concluded that the Portfolios’ management fee rates and total expense ratios were competitive with those of their expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement.

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, U.S. Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board noted that each Portfolio’s management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio’s management fee and noted that each fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio’s management fee would reflect economies of scale as assets increase.

With respect to the International Equity, International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board noted that the Portfolios’ management fee schedules do not include any breakpoints. The Board considered that the Portfolios’ assets under management were either relatively small or their growth was uncertain. The Board concluded that economies of scale for the Portfolios were not a factor that needed to be considered.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, since the Portfolios have not begun operations and have not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived/to be derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex. The Board considered the “float” benefits derived/to be derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives/will receive from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Board considered “soft dollar” benefits (discussed in the next section). The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolios. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar”  arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios.

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Adviser informed the Board that it does not/will not use Portfolio commissions to pay for third party research. It does use/will use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Emerging Markets Debt Portfolio, the Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Historical Relationship Between the Portfolios and the Adviser

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board also reviewed and considered the proposed relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser that will be utilized for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolios to approve the relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion

With respect to the Active International Allocation, Emerging Markets, Large Cap Relative Value, Global Franchise, Global Value Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, International Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

With respect to the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolios and their future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)

Common Stocks (88.8%)
Australia (3.0%)
Alumina Ltd.	91,525	$459
Amcor Ltd.	71,068	353
AMP Ltd.	42,736	290
Ansell Ltd.	5,679	41
Australia & New Zealand Banking Group Ltd.	46,465	918
Australian Gas Light Co., Ltd.	14,942	194
BHP Billiton Ltd.	(c)282,988	6,098
BlueScope Steel Ltd.	57,822	342
Boral Ltd.	47,082	285
Brambles Industries Ltd.	31,812	260
Caltex Australia Ltd.	29,853	524
Coca-Cola Amatil Ltd.	17,210	91
Coles Myer Ltd.	(c)34,518	291
Commonwealth Bank of Australia	38,394	1,267
CSL Ltd.	2,842	113
CSR Ltd.	(c)76,379	190
Foster’s Group Ltd.	65,602	267
Insurance Australia Group Ltd.	54,613	217
James Hardie Industries N.V.	37,648	215
John Fairfax Holdings Ltd.	32,240	90
Leighton Holdings Ltd.	7,115	92
Lend Lease Corp., Ltd.	(c)13,618	142
Macquarie Bank Ltd.	6,715	344
Macquarie Infrastructure Group	(c)74,866	187
Mayne Pharma Ltd.	(a)28,935	56
National Australia Bank Ltd.	51,258	1,339
Newcrest Mining Ltd.	26,212	411
OneSteel Ltd.	(c)44,821	136
Origin Energy Ltd.	(c)213,888	1,170
PaperlinX Ltd.	36,382	84
QBE Insurance Group Ltd.	22,311	340
Rinker Group Ltd.	75,117	915
Rio Tinto Ltd.	(c)24,545	1,419
Santos Ltd.	157,070	1,412
Sonic Healthcare Ltd.	5,616	59
Stockland Trust	1,042	5
Stockland Corp., Ltd.	32	@—
Suncorp-Metway Ltd.	17,718	255
Symbion Health Ltd.	28,935	66
TABCORP Holdings Ltd.	13,036	147
Telstra Corp., Ltd.	69,366	190
Toll Holdings Ltd.	12,000	125
Transurban Group	(c)18,904	98
Wesfarmers Ltd.	12,074	317
Westpac Banking Corp.	54,298	939
Woodside Petroleum Ltd.	85,928	2,810
Woolworths Ltd.	32,746	490
		26,053
Austria (0.8%)
Andritz AG	975	161
Bank Austria Creditanstalt AG	2,955	356
Boehler-Uddeholm AG	4,948	271
Erste Bank der Oesterreichischen Sparkassen AG	25,742	1,449
Flughafen Wien AG	1,465	112
IMMOFINANZ Immobilien Anlagen AG	(a)(c)47,356	526
Mayr-Melnhof Karton AG	597	96
OMV AG	(c)22,741	1,354
Raiffeisen International Bank Holding AG	3,792	329
Telekom Austria AG	45,499	1,013
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,670	513
Voestalpine AG	(c)2,502	380
Wiener Staedtische Allgemeine Versicherung AG	3,115	183
Wienerberger AG	7,967	379
		7,122
Belgium (0.8%)
AGFA-Gevaert N.V.	4,251	103
Bekaert S.A.	(c)539	52
Belgacom S.A.	6,763	224
Dexia	58,800	1,414
Fortis	(c)90,067	3,066
KBC Groupe N.V.	(c)8,105	870
Solvay S.A., Class A	4,197	483
UCB S.A.	(c)6,911	374
Umicore	1,785	238
		6,824
Brazil (1.2%)
AmBev	241,555	89
AmBev (Preference)	1,200,781	495
Aracruz Celulose S.A., Class B (Preference)	31,988	167
Arcelor Brasil S.A.	5,404	78
Banco Bradesco S.A. (Preference)	29,000	904
Banco Itau Holding Financeira S.A. (Preference)	30,170	876
Brasil Telecom Participacoes S.A. (Preference)	16,991,044	111
CEMIG S.A. (Preference)	7,110,000	303
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	(c)900	28
Cia Siderurgica Nacional S.A.	5,976	193
Contax Participacoes S.A.	9,831	9
CVRD, Class A (Preference)	90,276	1,838
Electrobras S.A., Class B (Preference)	8,073,614	165
Embratel Participacoes S.A. (Preference)	7,843,216	24
Empresa Brasileira De Aeronautica	24,416	223
Gerdau S.A. (Preference)	23,250	346
Klabin S.A. (Preference)	43,000	102
Petrobras S.A. (Preference)	158,500	3,150
Sadia S.A. (Preference)	34,500	90
Souza Cruz S.A.	5,800	86
Tele Norte Leste Participacoes S.A. (Preference)	20,831	266
Vivo Participacoes S.A. (Preference)	(a)31,339	77
Unibanco ADR	(c)5,650	375
Usiminas S.A., Class A (Preference)	7,400	265
Votorantim Celulose e Papel S.A. (Preference)	5,968	93
		10,353
Denmark (0.4%)
AP Moller - Maersk A/S	74	576

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Denmark (cont’d)
Danske Bank A/S	34,745	$1,323
DSV A/S	1,175	196
GN Store Nord A/S	21,800	250
Novo-Nordisk A/S, Class B	15,000	956
Novozymes A/S, Class B	3,314	224
Vestas Wind Systems A/S	(a)10,650	291
		3,816
Finland (1.2%)
Cargotec Corp., Class B	2,604	114
Fortum Oyj	16,886	432
Kesko Oyj, Class B	4,358	167
Kone Oyj, Class B	5,208	217
Metso Oyj	7,730	281
Neste Oil Oyj	6,952	245
Nokia Oyj	323,165	6,597
Outokumpu Oyj	15,450	362
Rautaruukki Oyj	6,293	190
Sampo Oyj, Class A	(c)22,919	437
Stora Enso Oyj, Class R	41,550	580
TietoEnator Oyj	10,536	304
UPM-Kymmene Oyj	36,167	779
Uponor Oyj	2,904	79
Wartsila Oyj, Class B	4,034	170
		10,954
France (7.1%)
Accor S.A.	(c)18,464	1,124
Alcatel S.A.	(a)87,177	1,106
Alstom	(a)6,792	621
Arcelor	(c)32,961	1,591
Arkema	(a)3,363	131
Atos Origin S.A.	(a)1,557	102
AXA S.A.	(a)142,852	4,688
BNP Paribas S.A.	(c)75,639	7,241
Bouygues S.A.	(c)16,979	873
Business Objects S.A.	(a)4,600	126
Cap Gemini S.A.	13,124	749
Carrefour S.A.	(c)31,579	1,852
Casino Guichard Perrachon S.A.	(c)3,591	273
Cie de Saint-Gobain	18,247	1,305
Cie Generale d’Optique Essilor International S.A.	3,527	355
CNP Assurances	5,372	511
Credit Agricole S.A.	34,585	1,316
Dassault Systemes S.A.	(a)(c)4,244	227
France Telecom S.A.	(c)89,477	1,924
Gecina S.A. REIT	3,084	404
Groupe Danone	(c)13,945	1,772
Hermes International	1,335	118
Imerys S.A.	2,205	176
Klepierre REIT	2,600	301
L’Air Liquide S.A.	(c)8,028	1,564
L’Oreal S.A.	2,146	203
Lafarge S.A.	(c)11,729	1,472
Lagardere S.C.A.	(c)6,292	464
LVMH Moet Hennessy Louis Vuitton S.A.	10,888	1,081
Michelin (CGDE), Class B	4,696	282
Neopost S.A.	2,457	280
Pernod-Ricard S.A.	(c)1,088	216
Peugeot S.A.	(c)5,348	333
PPR S.A.	2,823	360
Publicis Groupe	(c)4,217	163
Renault S.A.	(c)5,505	591
Safran S.A.	(c)4,910	107
Sanofi-Aventis S.A.	(c)59,968	5,852
Schneider Electric S.A.	13,164	1,372
Societe BIC S.A.	1,627	105
Societe Generale	29,834	4,388
Societe Television Francaise 1	(c)5,196	169
Sodexho Alliance S.A.	(c)10,220	491
Suez S.A.	(c)31,273	1,300
Suez S.A. (London Shares)	2,940	121
Suez S.A. (VVPR-strip)	(a)2,940	@—
Technip S.A.	1,528	85
Thales S.A.	(c)6,720	263
Thomson	(a)(c)10,855	180
Total S.A.	(c)134,548	8,854
Unibail REIT	4,206	733
Valeo S.A.	(c)5,295	189
Veolia Environnement	(c)7,021	363
Vinci S.A.	(c)8,430	869
Vivendi Universal S.A.	(c)39,320	1,378
Zodiac S.A.	631	35
		62,749
Germany (8.0%)
Adidas-Salomon AG	(c)19,444	930
Allianz AG (Registered)	36,412	5,753
Altana AG	6,726	375
BASF AG	50,110	4,024
Bayer AG	61,263	2,816
Beiersdorf AG	1,637	247
Celesio AG	3,769	343
Commerzbank AG	55,214	2,008
Continental AG	12,188	1,246
DaimlerChrysler AG	76,254	3,768
Deutsche Bank AG (Registered)	46,134	5,193
Deutsche Boerse AG	(c)9,550	1,301
Deutsche Lufthansa AG (Registered)	21,401	394
Deutsche Post AG (Registered)	(c)67,221	1,802
Deutsche Postbank AG	(c)4,906	353
Deutsche Telekom AG (Registered)	267,209	4,299
E. ON AG	57,948	6,672
Fresenius Medical Care AG	6,009	691
Heidelberger Druckmaschinen	4,900	223
Henkel KGaA (Non-Voting Shares)	5,711	653
Hochtief AG	5,220	290
Hypo Real Estate Holding AG	12,650	768
InBev N.V.	3,651	179
Infineon Technologies AG	(a)60,010	668
KarstadtQuelle AG	(a)(c)7,464	198
Linde AG	(c)7,344	566

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Germany (cont’d)
MAN AG	14,595	$1,057
Merck KGaA	(c)4,614	420
Metro AG	13,436	762
Muenchener Rueckversicherungs AG (Registered)	18,393	2,513
Porsche AG (Non-Voting Shares)	684	661
Puma AG Rudolf Dassler Sport	1,157	450
RWE AG	38,790	3,227
RWE AG (Non-Voting Shares)	3,400	256
SAP AG	20,829	4,396
Schering AG	15,441	1,758
Siemens AG (Registered)	75,394	6,560
Suedzucker AG	6,971	155
ThyssenKrupp AG	34,153	1,169
TUI AG	(c)21,483	426
Volkswagen AG	(c)14,729	1,033
Volkswagen AG (Non-Voting Shares)	8,799	444
		71,047
Greece (0.2%)
Alpha Bank A.E.	15,783	393
EFG Eurobank Ergasias S.A.	7,850	218
National Bank of Greece S.A.	14,133	558
OPAP S.A.	12,910	467
Titan Cement Co., S.A.	3,950	186
		1,822
Hong Kong (2.9%)
Bank of East Asia Ltd.	225,510	928
BOC Hong Kong Holdings Ltd.	(c)542,500	1,062
Cathay Pacific Airways Ltd.	(c)154,000	270
Cheung Kong Holdings Ltd.	226,000	2,449
Cheung Kong Infrastructure Holdings Ltd.	(c)84,000	243
CLP Holdings Ltd.	258,300	1,512
Esprit Holdings Ltd.	141,500	1,155
Hang Lung Properties Ltd.	282,000	505
Hang Seng Bank Ltd.	(c)105,400	1,337
Henderson Land Development Co., Ltd.	(c)109,000	566
Hong Kong & China Gas Co., Ltd.	(c)560,079	1,230
Hong Kong Exchanges & Clearing Ltd.	(c)157,000	1,010
Hong Kong Electric Holdings Ltd.	205,500	930
Hopewell Holdings Ltd.	95,000	268
Hutchison Telecommunications International, Ltd.	(a)207,000	333
Hutchison Whampoa Ltd.	310,200	2,832
Hysan Development Co., Ltd.	99,431	280
Johnson Electric Holdings Ltd.	(c)235,500	171
Kerry Properties Ltd.	63,339	216
Kingboard Chemical Holdings Ltd.	103,500	292
Li & Fung Ltd.	271,700	549
Link REIT (The)	(a)246,000	492
MTR Corp.	(c)210,344	508
New World Development Ltd.	344,216	567
PCCW Ltd.	552,411	395
Shangri-La Asia Ltd.	156,424	301
Sino Land Co.	(c)177,316	283
Sun Hung Kai Properties Ltd.	193,000	1,968
Swire Pacific Ltd., Class A	135,000	1,393
Techtronic Industries Co.	137,500	186
Television Broadcasts Ltd.	43,000	266
Wharf Holdings Ltd.	183,600	652
Yue Yuen Industrial Holdings Ltd.	(c)88,500	243
		25,392
Ireland (0.1%)
Depfa Bank plc	29,981	498
Italy (0.4%)
Alleanza Assicurazioni S.p.A.	2,521	29
Assicurazioni Generali S.p.A.	4,265	155
Autogrill S.p.A.	(c)1,797	28
Autostrade S.p.A.	3,681	103
Banca Antonveneta S.p.A.	(a)323	11
Banca Fideuram S.p.A.	813	5
Banca Intesa S.p.A.	29,675	174
Banca Intesa S.p.A. RNC	2,270	12
Banca Monte dei Paschi di Siena S.p.A.	2,336	14
Banca Nazionale del Lavoro S.p.A.	(a)3,282	12
Banca Popolare di Milano Scrl	695	9
Banche Popolari Unite Scrl	208	5
Banco Popolare di Verona e Novara Scrl	2,982	80
Benetton Group S.p.A.	456	7
Capitalia S.p.A.	1,014	8
Enel S.p.A.	9,815	85
ENI S.p.A.	50,744	1,495
Fiat S.p.A.	(a)3,080	41
Finmeccanica S.p.A.	3,429	76
Italcementi S.p.A.	370	9
Luxottica Group S.p.A.	1,328	36
Mediaset S.p.A.	3,285	39
Mediobanca S.p.A.	1,681	33
Mediolanum S.p.A.	611	4
Pirelli & C S.p.A.	(c)27,686	24
Sanpaolo IMI S.p.A.	12,261	217
Seat Pagine Gialle S.p.A.	(c)13,264	6
Snam Rete Gas S.p.A.	1,548	7
Telecom Italia S.p.A.	106,911	298
Telecom Italia S.p.A. RNC	(c)61,216	158
Tiscali S.p.A.	(a)935	3
UniCredito Italiano S.p.A.	36,997	290
		3,473
Japan (26.0%)
77 Bank Ltd. (The)	(c)64,000	446
Acom Co., Ltd.	(c)1,980	107
Advantest Corp.	(c)9,190	936
Aeon Co., Ltd.	39,200	860
Aeon Credit Service Co., Ltd.	(c)2,300	56
Aiful Corp.	1,750	93
Ajinomoto Co., Inc.	62,400	691
Alps Electric Co., Ltd.	(c)15,800	197
Amada Co., Ltd.	26,000	273
Asahi Breweries Ltd.	33,600	472
Asahi Glass Co., Ltd.	(c)108,800	1,379
Asahi Kasei Corp.	103,000	672

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Japan (cont’d)
Asatsu-DK, Inc.	(c)3,400	$110
Astellas Pharma, Inc.	54,600	2,004
Bank of Fukuoka Ltd. (The)	(c)86,000	654
Bank of Kyoto Ltd. (The)	22,000	237
Bank of Yokohama Ltd. (The)	146,000	1,129
Benesse Corp.	(c)5,000	173
Bridgestone Corp.	(c)84,000	1,619
Canon, Inc.	(c)104,700	5,133
Casio Computer Co., Ltd.	(c)33,600	642
Central Japan Railway Co.	124	1,235
Chiba Bank Ltd. (The)	(c)61,000	570
Chiyoda Corp.	18,000	368
Chubu Electric Power Co., Inc.	42,200	1,139
Chugai Pharmaceutical Co., Ltd.	(c)28,007	571
Citizen Watch Co., Ltd.	(c)34,300	311
Coca-Cola West Japan Co., Ltd.	1,300	28
COMSYS Holdings Corp.	15,000	185
Credit Saison Co., Ltd.	(c)4,400	208
CSK Holdings Corp.	7,200	328
Dai Nippon Printing Co., Ltd.	37,600	582
Daicel Chemical Industries Ltd.	(c)12,000	98
Daiichi Sankyo Co., Ltd.	72,700	2,001
Daikin Industries Ltd.	(c)15,800	548
Daimaru, Inc.	(c)24,000	318
Dainippon Ink & Chemicals, Inc.	(c)53,000	199
Daito Trust Construction Co., Ltd.	(c)14,100	781
Daiwa House Industry Co., Ltd.	73,600	1,177
Daiwa Securities Group, Inc.	(c)300,000	3,576
Denki Kagaku Kogyo K.K.	36,000	150
Denso Corp.	(c)60,250	1,969
Dowa Mining Co., Ltd.	49,000	433
E*Trade Securities Co., Ltd.	185	247
East Japan Railway Co.	302	2,243
Ebara Corp.	(c)30,800	131
Eisai Co., Ltd.	(c)29,402	1,323
FamilyMart Co., Ltd.	(c)4,900	141
Fanuc Ltd.	16,600	1,491
Fast Retailing Co., Ltd.	(c)7,700	629
Fuji Electric Holdings Co., Ltd.	15,000	79
Fuji Photo Film Co., Ltd.	39,100	1,312
Fuji Soft ABC, Inc.	3,400	112
Fuji Television Network, Inc.	31	69
Fujikura Ltd.	22,000	243
Fujitsu Ltd.	153,200	1,187
Furukawa Electric Co., Ltd.	(c)53,800	348
Hankyu Department Stores, Inc.	9,000	70
Hirose Electric Co., Ltd.	4,900	595
Hitachi Construction Machinery Co., Ltd.	2,800	67
Hitachi Ltd.	294,000	1,942
Hokkaido Electric Power Co., Inc.	8,200	195
Hokuhoku Financial Group, Inc.	(c)165,000	689
Honda Motor Co., Ltd.	168,804	5,354
Hoya Corp.	41,900	1,490
Ibiden Co., Ltd.	(c)9,800	471
Index Corp.	(c)94	93
Inpex Holdings Inc.	(a)39	344
Isetan Co., Ltd.	16,100	274
Ishikawajima-Harima Heavy Industries Co., Ltd.	93,000	294
Ito En Ltd.	(c)3,800	139
Itochu Corp.	123,000	1,080
Itochu Techno-Science Corp.	3,000	138
Japan Airlines Corp.	(a)(c)79,000	198
Japan Real Estate Investment Corp. REIT	(c)53	472
Japan Retail Fund Investment Corp. REIT	48	378
Japan Tobacco, Inc.	335	1,221
JFE Holdings, Inc.	(c)32,000	1,356
JGC Corp.	(c)24,000	413
Joyo Bank Ltd. (The)	(c)115,000	697
JS Group Corp.	(c)21,900	460
JSR Corp.	(c)12,900	326
Kajima Corp.	113,400	520
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	21,000	191
Kansai Electric Power Co., Inc. (The)	60,200	1,347
Kao Corp.	50,000	1,309
Kawasaki Heavy Industries Ltd.	(c)93,000	313
Kawasaki Kisen Kaisha Ltd.	5,000	29
Keihin Electric Express Railway Co., Ltd.	(c)32,000	226
Keio Corp.	19,000	123
Keyence Corp.	(c)5,300	1,353
Kikkoman Corp.	10,000	125
Kinden Corp.	1,000	9
Kintetsu Corp.	(c)140,200	468
Kirin Brewery Co., Ltd.	(c)83,400	1,311
Kobe Steel Ltd.	166,000	519
Kokuyo Co., Ltd.	5,700	95
Komatsu Ltd.	96,400	1,916
Konami Corp.	10,000	221
Konica Minolta Holdings, Inc.	(a)49,000	619
Kubota Corp.	132,000	1,251
Kuraray Co., Ltd.	29,500	330
Kurita Water Industries Ltd.	(c)5,800	119
Kyocera Corp.	14,700	1,138
Kyowa Hakko Kogyo Co., Ltd.	(c)27,028	182
Kyushu Electric Power Co., Inc.	26,400	614
Lawson, Inc.	(c)4,700	171
Leopalace21 Corp.	17,800	614
Mabuchi Motor Co., Ltd.	(c)2,700	161
Marubeni Corp.	120,000	640
Marui Co., Ltd.	35,800	557
Matsui Securities Co., Ltd.	(c)13,100	124
Matsushita Electric Industrial Co., Ltd.	176,000	3,714
Matsushita Electric Works Ltd.	28,000	311
Meiji Dairies Corp.	16,000	112
Meiji Seika Kaisha Ltd.	(c)19,000	97
Meitec Corp.	(c)2,400	78
Millea Holdings, Inc.	123	2,289
Minebea Co., Ltd.	33,000	180
Mitsubishi Chemical Holdings Corp.	73,500	459
Mitsubishi Corp.	109,700	2,190
Mitsubishi Electric Corp.	186,800	1,497

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Japan (cont’d)
Mitsubishi Estate Co., Ltd.	(c)178,000	$3,780
Mitsubishi Heavy Industries Ltd.	316,000	1,364
Mitsubishi Logistics Corp.	7,000	110
Mitsubishi Materials Corp.	(c)161,000	687
Mitsubishi Rayon Co., Ltd.	42,000	342
Mitsubishi UFJ Securities Co., Ltd.	(c)40,000	516
Mitsubishi UFJ Financial Group, Inc.	662	9,256
Mitsui & Co., Ltd.	(c)132,800	1,875
Mitsui Chemicals, Inc.	(c)42,000	274
Mitsui Fudosan Co., Ltd.	(c)127,400	2,766
Mitsui Mining & Smelting Co., Ltd.	(c)96,000	566
Mitsui OSK Lines Ltd.	13,000	88
Mitsui Sumitomo Insurance Co., Ltd.	102,000	1,281
Mitsui Trust Holdings, Inc.	48,545	583
Mitsukoshi Ltd.	32,000	146
Mizuho Financial Group, Inc.	844	7,146
Murata Manufacturing Co., Ltd.	19,800	1,286
Namco Bandai Holdings, Inc.	(c)2,400	36
NEC Corp.	196,400	1,047
NEC Electronics Corp.	(a)(c)4,600	148
Net One Systems Co., Ltd.	(c)58	108
NGK Insulators Ltd.	(c)34,600	405
NGK Spark Plug Co., Ltd.	(c)21,000	422
Nidec Corp.	(c)10,000	717
Nikko Cordial Corp.	123,500	1,580
Nikon Corp.	(c)27,000	471
Nintendo Co., Ltd.	10,900	1,829
Nippon Building Fund, Inc. REIT	(c)63	611
Nippon Electric Glass Co., Ltd.	17,000	341
Nippon Express Co., Ltd.	(c)74,800	404
Nippon Meat Packers, Inc.	18,600	216
Nippon Mining Holdings, Inc.	43,500	366
Nippon Oil Corp.	134,800	985
Nippon Paper Group, Inc.	(c)70	286
Nippon Sheet Glass Co., Ltd.	(c)37,000	206
Nippon Steel Corp.	(c)418,000	1,582
Nippon Telegraph & Telephone Corp.	255	1,250
Nippon Yusen Kabushiki Kaisha	(c)99,000	644
Nishi-Nippon Bank Ltd. (The)	(c)44,000	211
Nissan Chemical Industries Ltd.	11,000	137
Nissan Motor Co., Ltd.	(c)250,900	2,741
Nisshin Seifun Group, Inc.	12,500	139
Nisshinbo Industries, Inc.	(c)6,000	66
Nissin Food Products Co., Ltd.	(c)6,500	229
Nitto Denko Corp.	17,800	1,268
Nomura Holdings, Inc.	291,000	5,454
Nomura Research Institute Ltd.	2,500	309
NSK Ltd.	62,000	514
NTN Corp.	(c)44,000	348
NTT Data Corp.	(c)140	606
NTT DoCoMo, Inc.	(c)334	490
Obayashi Corp.	77,000	530
Obic Co., Ltd.	(c)800	162
OJI Paper Co., Ltd.	(c)96,400	548
Oki Electric Industry Co., Ltd.	(c)52,000	123
Okumura Corp.	21,000	117
Olympus Corp.	11,000	294
Omron Corp.	19,600	499
Onward Kashiyama Co., Ltd.	(c)16,000	246
Oracle Corp. Japan	(c)3,500	164
Oriental Land Co., Ltd.	(c)5,700	321
Osaka Gas Co., Ltd.	155,600	500
Pioneer Corp.	14,454	233
Promise Co., Ltd.	2,350	136
Resona Holdings, Inc.	411	1,297
Ricoh Co., Ltd.	56,000	1,099
Rohm Co., Ltd.	(c)13,200	1,180
Sanken Electric Co., Ltd.	(c)13,000	165
Sanyo Electric Co., Ltd.	(c)148,000	319
Sapporo Holdings Ltd.	(c)17,000	86
Secom Co., Ltd.	14,600	690
Seiko Epson Corp.	(c)9,800	267
Sekisui Chemical Co., Ltd.	44,000	380
Sekisui House Ltd.	(c)87,600	1,203
Seven & I Holdings Co., Ltd.	64,000	2,108
Sharp Corp.	73,200	1,156
Shimachu Co., Ltd.	5,300	138
Shimamura Co., Ltd.	(c)2,000	219
Shimano, Inc.	(c)8,600	263
Shimizu Corp.	81,600	457
Shin-Etsu Chemical Co., Ltd.	33,896	1,842
Shinko Securities Co.	(c)36,000	152
Shinsei Bank Ltd.	140,000	887
Shionogi & Co., Ltd.	(c)33,000	588
Shiseido Co., Ltd.	(c)32,000	628
Shizuoka Bank Ltd. (The)	(c)52,000	562
Showa Denko K.K.	(c)55,000	245
Showa Shell Sekiyu K.K.	(c)14,300	168
Skylark Co., Ltd.	(c)11,200	244
SMC Corp.	5,800	821
Softbank Corp.	(c)81,200	1,820
Sompo Japan Insurance, Inc.	70,000	979
Sony Corp.	62,097	2,740
Stanley Electric Co., Ltd.	(c)6,300	130
Sumitomo Bakelite Co., Ltd.	(c)11,000	103
Sumitomo Chemical Co., Ltd.	117,600	980
Sumitomo Corp.	80,400	1,060
Sumitomo Electric Industries Ltd.	59,800	876
Sumitomo Heavy Industries Ltd.	38,000	351
Sumitomo Metal Industries Ltd.	248,000	1,023
Sumitomo Metal Mining Co., Ltd.	(c)90,800	1,184
Sumitomo Mitsui Financial Group, Inc.	405	4,282
Sumitomo Realty & Development Co., Ltd.	76,000	1,873
Sumitomo Trust & Banking Co., Ltd. (The)	113,000	1,234
T&D Holdings, Inc.	19,350	1,564
Taiheiyo Cement Corp.	52,000	192
Taisei Corp.	110,000	402
Taisho Pharmaceutical Co., Ltd.	20,441	401
Taiyo Yuden Co., Ltd.	(c)7,000	89
Takara Holdings, Inc.	(c)10,000	58
Takashimaya Co., Ltd.	(c)33,000	414

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Japan (cont’d)
Takeda Pharmaceutical Co., Ltd.	94,100	$5,855
Takefuji Corp.	(c)3,010	179
TDK Corp.	10,600	806
Teijin Ltd.	74,400	472
Terumo Corp.	(c)17,300	577
THK Co., Ltd.	3,400	101
TIS, Inc.	(c)3,304	92
Tobu Railway Co., Ltd.	(c)76,400	365
Toho Co., Ltd.	(c)6,000	120
Tohoku Electric Power Co., Inc.	35,500	779
Tokyo Broadcasting System, Inc.	9,500	229
Tokyo Electric Power Co., Inc. (The)	88,000	2,430
Tokyo Electron Ltd.	(c)20,000	1,398
Tokyo Gas Co., Ltd.	(c)183,600	865
Tokyo Tatemono Co., Ltd.	28,000	300
Tokyu Corp.	85,400	499
TonenGeneral Sekiyu K.K.	(c)29,000	298
Toppan Printing Co., Ltd.	(c)36,600	414
Toray Industries, Inc.	(c)103,100	895
Toshiba Corp.	(c)294,000	1,919
Tosoh Corp.	40,000	159
Toto Ltd.	(c)43,600	417
Toyo Seikan Kaisha Ltd.	(c)16,600	301
Toyoba Co., Ltd.	5,000	14
Toyoda Gosei Co., Ltd.	(c)800	16
Toyota Industries Corp.	(c)8,850	350
Toyota Motor Corp.	272,800	14,279
Trend Micro, Inc.	(c)10,700	361
Uni-Charm Corp.	(c)3,500	193
Uniden Corp.	5,000	55
UNY Co., Ltd.	10,000	147
Ushio, Inc.	(c)3,500	74
USS Co., Ltd.	2,730	180
Wacoal Holdings Corp.	(c)6,000	84
West Japan Railway Co.	31	129
Yahoo! Japan Corp.	1,666	882
Yakult Honsha Co., Ltd.	(c)8,800	239
Yamada Denki Co., Ltd.	(c)9,700	989
Yamaha Corp.	(c)8,600	162
Yamaha Motor Co., Ltd.	3,500	91
Yamato Holdings Co., Ltd.	(c)24,000	426
Yamazaki Baking Co., Ltd.	8,000	72
Yokogawa Electric Corp.	19,300	275
		230,011
Mexico (1.2%)
Alfa S.A. de C.V., Class A	34,500	173
America Movil S.A. de C.V.	1,861,000	3,110
Cemex S.A. de C.V.	(a)300,400	1,712
Coca-Cola Femsa S.A. de C.V.	14,500	43
Corp. GEO S.A. de C.V.	(a)39,700	132
Fomento Economico Mexicano S.A. de C.V.	65,600	550
Grupo Carso S.A. de C.V., Class A1	77,700	180
Grupo Financiero Banorte S.A. de C.V., Class O	138,100	320
Grupo Mexico S.A. de C.V., Class B	109,200	312
Grupo Modelo S.A., Class C	54,400	208
Grupo Televisa S.A.	217,900	845
Kimberly-Clark de Mexico S.A. de C.V., Class A	51,500	163
Telefonos de Mexico S.A. de C.V.	1,252,500	1,312
Urbi Desarrollos Urbanos S.A. de C.V.	(a)39,000	90
Wal-Mart de Mexico S.A. de C.V., Series V	378,800	1,059
		10,209
Netherlands (4.6%)
ABN AMRO Holding N.V.	119,524	3,270
Aegon N.V.	141,958	2,428
Akzo Nobel N.V.	18,256	984
ASML Holding N.V.	(a)(c)32,756	664
Corio N.V. REIT	5,854	364
Euronext N.V.	(c)6,578	617
European Aeronautic Defense & Space Co. N.V.	14,611	420
Hagemeyer N.V.	(a)(c)4,613	21
Heineken N.V.	48,272	2,047
ING Groep N.V. CVA	126,199	4,960
Koninklijke DSM NV	10,002	417
Koninklijke Numico N.V.	8,957	402
Koninklijke Philips Electronics N.V.	56,394	1,762
OCE N.V.	(c)6,272	92
Qiagen N.V	(a)(c)12,827	174
Reed Elsevier N.V.	29,077	437
Rodamco Europe N.V. REIT	4,805	471
Royal Dutch Shell plc	240,433	8,092
Royal Dutch Shell plc, Class B	167,982	5,874
Royal KPN N.V.	106,404	1,196
TNT N.V.	46,071	1,649
Unilever N.V. CVA	144,525	3,277
Wereldhave N.V. REIT	2,385	232
Wolters Kluwer N.V. CVA	15,747	372
		40,222
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	(c)20,139	50
Norway (0.5%)
DNB NOR ASA	14,299	177
Norsk Hydro ASA	46,495	1,232
Norske Skogindustrier ASA	12,100	177
Orkla ASA	10,500	487
Statoil ASA	(c)38,450	1,090
Tandberg ASA	(c)10,600	88
Tandberg Television ASA	(a)(c)5,400	90
Telenor ASA	44,200	534
Yara International ASA	14,819	198
		4,073
Poland (0.5%)
Agora S.A.	(a)5,609	61
Bank BPH	1,394	307
Bank Pekao S.A.	11,930	713
Bank Zachodni WBK S.A.	3,886	219
Grupa Kety S.A.	163	7
KGHM Polska Miedz S.A.	19,397	659
Polski Koncern Naftowy Orlen	45,510	759

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Poland (cont’d)
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	$662
Prokom Software S.A.	1,723	67
Telekomunikacja Polska S.A.	105,261	663
		4,117
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	(c)97,694	278
Brisa-Auto Estradas de Portugal S.A.	(c)23,604	246
Energias de Portugal S.A.	24,260	95
Portugal Telecom SGPS S.A. (Registered)	40,620	491
PT Multimedia SGPS S.A.	1,488	17
		1,127
Russia (1.4%)
LUKOIL ADR	(c)45,100	3,752
MMC Norilsk Nickel ADR	(c)6,900	897
Mobile Telesystems ADR	(a)(c)16,400	483
OAO Gazprom ADR (Registered)	95,760	4,027
Polyus Gold Co. ADR	(l)9,800	442
RAO Unified Energy System GDR	7,650	529
Surgutneftegaz ADR	(c)13,400	986
Surgutneftegaz ADR (Preference)	(c)6,400	660
Tatneft ADR	6,100	470
Vimpel-Communications ADR	(a)8,500	389
		12,635
Singapore (1.6%)
Ascendas REIT	(c)135,000	164
CapitaLand Ltd.	177,000	503
CapitaMall Trust REIT	114,500	153
Chartered Semiconductor Manufacturing Ltd.	(a)(c)177,000	151
City Developments Ltd.	83,719	495
ComfortDelgro Corp., Ltd.	302,477	292
Cosco Corp. Singapore	126,000	100
Creative Technology Ltd.	9,667	54
DBS Group Holdings Ltd.	186,612	2,134
Fraser & Neave, Ltd.	150,000	379
Jardine Cycle & Carriage Ltd.	20,034	127
K-REIT Asia	(a)9,200	7
Keppel Corp., Ltd.	92,000	854
Keppel Land Ltd.	(c)65,000	166
Neptune Orient Lines Ltd.	83,000	95
Oversea-Chinese Banking Corp.	360,712	1,504
Parkway Holdings Ltd.	110,000	172
SembCorp Industries Ltd.	146,183	299
SembCorp Marine Ltd.	(c)100,000	190
Singapore Airlines Ltd.	88,000	706
Singapore Exchange Ltd.	137,539	306
Singapore Land Ltd.	27,000	107
Singapore Post Ltd.	238,000	162
Singapore Press Holdings Ltd.	266,028	692
Singapore Technologies Engineering Ltd.	(c)223,296	408
Singapore Telecommunications Ltd.	1,137,595	1,826
STATS ChipPAC Ltd.	(a)176,000	111
United Overseas Bank Ltd.	197,389	1,945
United Overseas Land Ltd. (London Shares)	90,189	163
Venture Corp., Ltd.	39,444	264
		14,529
South Africa (0.4%)
Anglo American plc (London Shares)	93,407	3,831
Spain (2.2%)
Abertis Infraestructuras S.A.	(c)22,215	520
Acciona S.A.	1,995	310
Acerinox S.A.	(c)13,440	233
ACS S.A.	(c)15,386	642
Altadis S.A.	14,776	698
Antena 3 de Television S.A.	(c)3,070	70
Banco Bilbao Vizcaya Argentaria S.A.	129,993	2,674
Banco Popular Espanol S.A.	36,192	539
Banco Santander Central Hispano S.A.	182,115	2,660
Cintra Concesiones de Infraestructuras de Transporte S.A.	10,671	139
Endesa S.A.	(c)33,521	1,166
Fomento de Construcciones y Contratas S.A.	2,184	166
Gas Natural SDG S.A.	(c)48,101	1,468
Grupo Ferrovial S.A.	(c)3,504	268
Iberdrola S.A.	(c)28,390	978
Inditex S.A.	11,867	501
Indra Sistemas S.A.	2,740	54
Metrovacesa S.A.	(c)1,527	138
Repsol YPF S.A.	46,721	1,338
Sacyr Vallehermoso S.A.	4,896	164
Sociedad General de Aguas de Barcelona S.A., Class A	9,242	257
Telefonica S.A.	(c)255,206	4,250
Union Fenosa S.A.	(c)6,857	265
		19,498
Sweden (1.7%)
Alfa Laval AB	1,250	38
Assa Abloy AB, Class B	20,477	344
Atlas Copco AB, Class A	19,798	550
Atlas Copco AB, Class B	12,297	320
Eisai Co., Ltd.	12,150	242
Electrolux AB, Class B	12,800	185
Eniro AB	5,700	60
Faberge AB	3,300	62
Getinge AB, Class B	10,700	182
Hennes & Mauritz AB, Class B	(c)20,050	777
Holmen AB, Class B	3,400	138
Husqvarna AB	(a)12,800	154
Modern Times Group	1,500	5
Modern Times Group, Class B	(a)1,500	82
Nordea Bank AB	159,744	1,909
Sandvik AB	61,090	711
Scania AB, Class B	6,600	300
Securitas AB, Class B	800	15
Skandia Forsakrings AB	34,365	236
Skandinaviska Enskilda Banken AB, Class A	27,666	659
Skanska AB, Class B	20,351	314
SKF AB, Class B	19,264	304

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

Sweden (cont’d)
Svenska Cellulosa AB, Class B	12,922	$534
Svenska Handelsbanken, Class A	44,936	1,158
Swedish Match AB	25,700	414
Tele2 AB, Class B	(c)8,724	88
Telefonaktiebolaget LM Ericsson, Class B	1,014,842	3,356
TeliaSonera AB	91,487	520
Volvo AB, Class A	5,995	289
Volvo AB, Class B	13,485	663
Wihlborgs Fastigheter	1,320	23
Wm-Data AB, Class B	14,675	45
		14,677
Switzerland (5.0%)
ABB (Registered)	117,174	1,524
Ciba Specialty Chemicals AG (Registered)	4,381	244
Clariant AG (Registered)	(a)14,871	211
Compagnie Financiere Richemont AG, Class A	25,202	1,154
Credit Suisse Group (Registered)	(c)46,467	2,600
Geberit AG (Registered)	233	270
Givaudan (Registered)	460	362
Holcim Ltd. (Registered)	13,075	1,002
Kudelski S.A.	(c)2,842	69
Logitech International S.A. (Registered)	(a)6,122	236
Lonza Group AG (Registered)	2,508	172
Nestle S.A. (Registered)	(c)29,996	9,422
Nobel Biocare Holding AG	1,835	436
Novartis AG (Registered)	134,243	7,269
Roche Holding AG (Genusschein)	40,354	6,671
Schindler Holding AG	4,000	208
Serono S.A., Class B	307	212
STMicroelectronics N.V.	13,398	216
Straumann Holding AG	833	212
Sulzer AG (Registered)	39	29
Swatch Group AG (Registered)	3,323	116
Swatch Group AG, Class B	1,618	273
Swiss Reinsurance (Registered)	4,922	344
Swisscom AG (Registered)	(c)1,170	385
Syngenta AG	(a)7,036	935
Synthes, Inc.	3,887	469
UBS AG (Registered)	75,365	8,261
Zurich Financial Services AG (Registered)	(a)(c)3,566	782
		44,084
Thailand (0.6%)
Advanced Info Service PCL (Foreign)	170,000	401
Airports of Thailand PCL (Foreign)	(d)105,400	155
Bangkok Bank PCL	89,200	239
Bangkok Bank PCL (Foreign)	182,100	506
Banpu PCL (Foreign)	28,300	98
BEC World PCL (Foreign)	(d)199,600	79
Charoen Pokphand Foods PCL (Foreign)	(d)643,400	91
CP Seven Eleven PCL (Foreign)	(d)313,000	59
Electricity Generating PCL	26,900	52
Hana Microelectronics PCL (Foreign)	(d)78,700	52
Italian-Thai Development PCL (Foreign)	(d)140,100	19
Kasikornbank PCL	97,500	151
Kasikornbank PCL (Foreign)	226,600	363
Krung Thai Bank PCL (Foreign)	(d)584,900	155
Land & Houses PCL	324,000	60
Land & Houses PCL (Foreign, Registered)	290,500	57
National Finance PCL (Foreign)	212,300	80
PTT Chemical PCL (Foreign)	(d)59,300	131
PTT Exploration & Production (Foreign)	(d)247,500	688
PTT PCL (Foreign)	(d)161,400	957
Ratchaburi Electricity Generating Holding PCL (Foreign)	(d)71,500	65
Shin Corp. PCL (Foreign)	(d)198,600	151
Siam Cement PCL	33,900	190
Siam Cement PCL (Foreign)	57,100	344
Siam City Cement PCL (Foreign)	(d)14,400	84
Siam Commercial Bank PCL (Foreign, Registered)	(d)159,300	240
Thai Airways International PCL (Foreign)	(d)105,400	109
Tisco Finance PCL	46,700	27
True Corp. PCL (Foreign)	(a)(d)341,800	75
		5,678
Turkey (0.6%)
Akbank T.A.S.	179,421	862
Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,184	114
Arcelik A.S.	36,423	208
Dogan Sirketler Grubu Holdings A.S.	76,581	283
Dogan Yayin Holding A.S.	(a)45,949	157
Eregli Demir ve Celik Fabrikalari T.A.S	82,790	395
Ford Otomotiv Sanayi A.S.	21,644	145
Haci Omer Sabanci Holding A.S.	128,341	347
Hurriyet Gazetecilik ve Matbaacilik A.S.	26,363	54
Koc Holding A.S.	(a)67,095	200
Migros Turk TAS	(a)28,713	230
Trakya Cam Sanayi A.S.	8,985	24
Tupras-Turkie Petrol Rafinerileri A.S.	25,390	425
Turk Hava Yollari Anonim Ortakligi A.S.	(a)9,337	32
Turk Sise ve Cam Fabrikalari A.S.	(a)26,914	74
Turkcell Iletisim Hizmetleri A.S.	100,742	462
Turkiye Garanti Bankasi A.S., Class C	226,607	564
Turkiye Is Bankasi	157,193	775
Yapi ve Kredi Bankasi A.S.	(a)183,972	278
		5,629
United Kingdom (16.3%)
3i Group plc	16,295	272
Aegis Group plc	47,607	115
Alliance Unichem plc	7,240	137
Amec plc	16,530	97
Amvescap plc	20,223	185
ARM Holdings plc	71,885	151
Arriva plc	8,423	93
Associated British Ports Holdings plc	21,521	359
AstraZeneca plc	126,429	7,631
Aviva plc	198,031	2,803
BAA plc	(a)84,928	1,466
BAE Systems plc	234,877	1,606
Balfour Beatty plc	35,042	223
Barclays plc	383,460	4,357

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

United Kingdom (cont’d)
Barratt Developments plc	10,583	$186
BBA Group plc	36,410	178
Bellway plc	4,760	102
Berkeley Group Holdings plc	(a)4,987	112
BG Group plc	215,939	2,885
BHP Billiton plc	(c)163,650	3,174
BOC Group plc	33,546	981
Boots Group plc	26,542	378
BP plc	1,261,028	14,703
Brambles Industries plc	8,830	70
British Airways plc	(a)40,108	254
British American Tobacco plc	86,518	2,179
British Land Co. plc	24,736	578
British Sky Broadcasting plc	47,903	508
BT Group plc	530,006	2,345
Bunzl plc	29,333	335
Burberry Group plc	12,311	98
Cadbury Schweppes plc	128,424	1,238
Capita Group plc	8,063	69
Carnival plc	15,671	638
Centrica plc	194,066	1,024
Close Bros Group plc	1,586	27
Cobham plc	82,330	254
Compass Group plc	189,046	917
Corus Group plc	58,351	493
Daily Mail & General Trust, Class A	13,552	154
Diageo plc	209,332	3,521
DSG International plc	81,957	289
Electrocomponents plc	41,416	177
Emap plc	11,328	178
EMI Group plc	35,703	201
Enterprise Inns plc	31,936	560
Firstgroup plc	27,375	237
FKI plc	7,577	15
Friends Provident plc	151,842	502
GKN plc	28,773	145
GlaxoSmithKline plc	432,547	12,086
Group 4 Securicor plc	13,896	43
GUS plc	34,714	620
Hammerson plc	13,596	298
Hanson plc	48,349	587
Hays plc	19,415	48
HBOS plc	220,592	3,834
HSBC Holdings plc	632,723	11,133
ICAP plc	5,916	54
IMI plc	32,556	301
Imperial Chemical Industries plc	79,648	535
Imperial Tobacco Group plc	36,729	1,134
Intercontinental Hotels Group plc	37,247	651
International Power plc	17,956	94
Invensys plc	(a)130,172	46
ITV plc	165,381	330
Johnson Matthey plc	14,730	361
Kelda Group plc	39,229	555
Kesa Electricals plc	11,073	59
Kingfisher plc	49,545	218
Ladbrokes plc	51,469	388
Land Securities Group plc	22,118	734
Legal & General Group plc	503,966	1,195
Liberty International plc	11,858	234
Lloyds TSB Group plc	308,215	3,029
LogicaCMG plc	59,810	193
London Stock Exchange plc	2,616	55
Man Group plc	7,274	343
Marks & Spencer Group plc	70,639	767
Meggitt plc	37,219	220
Meinl European Land Ltd.	(a)(c)15,541	317
MFI Furniture plc	6,439	13
Misys plc	30,954	123
Mitchells & Butlers plc	47,372	452
National Express Group plc	8,483	139
National Grid plc	219,268	2,372
Next plc	11,100	335
Pearson plc	34,469	469
Persimmon plc	11,913	272
Provident Financial Group plc	3,113	35
Prudential plc	145,071	1,639
Punch Taverns plc	22,648	366
Reckitt Benckiser plc	63,654	2,378
Reed Elsevier plc	54,403	549
Rentokil Initial plc	22,066	64
Resolution plc	2,420	30
Reuters Group plc	63,894	455
Rexam plc	37,350	365
Rio Tinto plc	70,900	3,748
Rolls-Royce Group plc	(a)122,735	940
Rolls-Royce Group plc, Class B	6,603,143	12
Royal & Sun Alliance Insurance Group	208,428	518
Royal Bank of Scotland Group plc	167,674	5,513
SABMiller plc	26,725	482
Sage Group plc	100,896	431
Sainsbury (J) plc	70,097	434
Schroders plc	1,515	28
Scottish & Newcastle plc	12,647	119
Scottish & Southern Energy plc	69,075	1,470
Scottish Power plc	118,741	1,280
Serco Group plc	5,648	33
Severn Trent plc	34,416	745
Signet Group plc	65,905	117
Slough Estates plc	19,484	220
Smith & Nephew plc	50,745	391
Smiths Group plc	40,743	671
Stagecoach Group plc	31,414	67
Tate & Lyle plc	44,799	502
Taylor Woodrow plc	25,889	160
Tesco plc	393,849	2,433
TI Automotive Ltd., Class A	(a)(d)(l)1,505	@—
Tomkins plc	70,047	373
Unilever plc	84,474	1,899
United Business Media plc	12,279	147
United Utilities plc	16,114	191

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)

United Kingdom (cont’d)
Vodafone Group plc	3,887,353	$8,285
Whitbread plc	19,823	427
Whitbread plc (Convertible)	23,322	67
William Hill plc	37,009	429
Wimpey George plc	17,309	146
Wolseley plc	41,508	916
WPP Group plc	42,200	511
Yell Group plc	27,504	260
		143,683
Total Common Stocks (Cost $623,583)		784,156

	No. of
	Rights
Rights (0.1%)
Australia (0.1%)
Orica Ltd.	(a)(c)22,596	401
France (0.0%)
AXA S.A.	(a)142,852	121
France (0.0%)
Linde AG	(a)7,344	28
Total Rights (Cost $252)		550

	Face Amount (000)

Short-Term Investments (24.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (15.0%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)4,125	4,125
AmSouth Bank,
5.30%, 7/3/06	(h)8,249	8,249
Bank of America Corp.,
5.31%, 7/3/06	(h)908	908
5.32%, 7/3/06	(h)6,600	6,600
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)2,062	2,062
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)4,125	4,125
5.37%, 7/3/06	(h)4,951	4,951
BNP Paribas plc, 5.14%, 8/21/06	(h)4,125	4,125
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)4,207	4,207
Five Finance, Inc., 5.33%, 7/3/06	(h)4,125	4,125
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)2,062	2,062
5.42%, 7/3/06	(h)3,877	3,877
HSBC Finance Corp., 5.13%, 7/6/06	(h)2,062	2,062
Lehman Brothers, Inc., 5.35%, 7/3/06	17,755	17,755
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 7/3/06	(h)2,062	2,062
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)8,248	8,248
5.34%, 7/31/06	(h)1,237	1,237
Merrill Lynch & Co., 5.07%, 7/26/06	(h)2,170	2,170
National City Bank Cleveland,
5.32%, 7/3/06	(h)3,918	3,918

	Face Amount (000)	Value (000)

National Rural Utilities Cooperative Finance
Corp., 5.10%, 7/3/06	$ (h)8,249	$8,249
Nationwide Building Society,
5.55%, 9/28/06	(h)4,785	4,785
Nordea Bank, New York,
5.31%, 7/3/06	(h)6,187	6,187
Skandi New York, 5.14%, 7/10/06	(h)4,125	4,125
SLM Corp., 5.27%, 7/20/06	(h)4,125	4,125
Societe Generale, 5.36%, 7/3/06	1,237	1,237
Swedish National Housing Finance Co.,
5.02%, 7/18/06	7,169	7,169
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)2,887	2,887
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)825	825
5.31%, 7/3/06	(h)6,187	6,187
		132,644
Repurchase Agreement (9.5%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $84,049	(f)84,013	84,013
Total Short-Term Investments (Cost $216,657)		216,657
Total Investments (113.4%) (Cost $840,492) — including $128,445 of Securities Loaned		1,001,363
Liabilities in Excess of Other Assets (-13.4%)		(118,118)
Net Assets (100%)		$883,245

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held $3,110,000 of fair valued securities, representing 0.4% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(l)	Security has been deemed illiquid — at June 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	860	$1,100	7/3/06	USD	1,079	$1,079	$(21)
EUR	31,308	40,240	9/14/06	USD	39,620	39,620	(620)
GBP	530	980	7/3/06	USD	960	960	(20)
GBP	3,173	5,877	9/14/06	USD	5,858	5,858	(19)
HKD	970	124	7/3/06	USD	125	125	1
HKD	254,210	32,776	8/17/06	USD	32,841	32,841	65
JPY	78,000	683	7/3/06	USD	671	671	(12)
JPY	4,544,740	56,547	8/17/06	USD	59,036	59,036	2,489
JPY	656,125	5,793	9/14/06	USD	5,798	5,798	5
MXN	1,100	97	7/3/06	USD	97	97	@—
NOK	800	129	7/3/06	USD	127	127	(2)
PLN	175	55	7/3/06	USD	53	53	(2)
SEK	3,544	496	9/14/06	USD	485	485	(11)
SGD	3,534	2,237	8/17/06	USD	2,259	2,259	22
SGD	1,775	1,125	9/14/06	USD	1,117	1,117	(8)
TRY	140	88	7/3/06	USD	87	87	(1)
USD	19,476	19,476	8/17/06	AUD	25,431	18,889	(587)
USD	55,076	55,076	8/17/06	EUR	42,572	54,617	(459)
USD	51,735	51,735	9/14/06	EUR	40,874	52,534	799
USD	20,496	20,496	9/14/06	GBP	11,118	20,592	96
USD	9,098	9,098	8/17/06	HKD	70,454	9,084	(14)
USD	27,788	27,788	8/17/06	JPY	2,999,328	26,379	(1,409)
USD	19,125	19,125	9/14/06	JPY	2,165,155	19,116	(9)
USD	3,780	3,780	9/14/06	SEK	27,610	3,860	80
USD	8,141	8,141	9/14/06	SGD	12,941	8,204	63
USD	3,711	3,711	9/14/06	ZAR	25,485	3,537	(174)
		$366,773				$367,025	$252

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish New Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish New Lira
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
CAC 40 Index
(France)	62	$3,960	Sep-06	$296
DAX Index
(Germany)	85	15,565	Sep-06	692
DJ Euro Stoxx 50
(Germany)	182	8,525	Sep-06	41
FTSE 100 Index
(United Kingdom)	81	8,725	Sep-06	262
FTSE Top 40 Index
(South Africa)	151	4,139	Sep-06	633
MSCI SING Index
(Singapore)	141	5,193	Jul-06	164
MSCI Taiwan Index
(Taiwan)	119	3,305	Jul-06	126
Nikkei 225 Index
(Japan)	63	8,538	Sep-06	109
OMX Index
(Sweden)	273	3,633	Jul-06	142
TOPIX Index
(Japan)	215	29,862	Sep-06	533
				$2,998

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)

Common Stocks (98.0%)
Austria (0.7%)
Raiffeisen International Bank Holding AG	164,704	$14,304
Brazil (12.1%)
All America Latina Logistica S.A.	154,650	10,489
Banco Itau Holding Financeira S.A. ADR	(c)713,593	20,808
Banco Itau Holding Financeira S.A. (Preference)	363,832	10,558
Banco Nacional S.A. (Preference)	(a)(d)(l)295,998,880	@—
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	(c)266,700	8,305
CPFL Energia S.A.	431,485	5,279
CPFL Energia S.A. ADR	(c)48,710	1,780
CVRD ADR	(c)1,801,888	37,083
CVRD, Class A (Preference)	28,042	571
Gerdau S.A. ADR	(c)170,269	2,539
Gerdau S.A. (Preference)	390,250	5,802
Investimentos Itau S.A.	10,070	40
Investimentos Itau S.A. (Preference)	2,234,624	8,966
Lojas Americanas S.A. (Preference)	(l)182,758,500	6,539
Natura Cosmeticos S.A.	644,700	6,593
Petrobras S.A. ADR	252,175	22,522
Petrobras S.A. ADR (Preference)	470,384	37,555
Petrobras S.A. (Preference)	509,136	10,120
Tam S.A. ADR	(a)460,510	12,526
Tractebel Energia S.A.	857,700	6,815
Unibanco - Uniao de Bancos Brasileiros S.A.	188,721	2,509
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	286,380	19,013
		236,412
Chile (0.6%)
Enersis S.A. ADR	1,005,510	11,312
China (7.1%)
Air China Ltd., Class H	(c)22,726,000	9,510
Bank of China Ltd.	(a)(c)16,772,000	7,613
Bank of Communications Co., Ltd. Class H	(c)(e)8,220,000	5,345
China Construction Bank, Class H	(c)(e)16,064,000	7,343
China Life Insurance Co., Ltd.	(c)3,867,000	6,100
China Mobile Hong Kong Ltd.	(c)4,404,000	25,178
China Resources Power Holdings Co.	7,761,000	6,496
China Unicom Ltd.	(c)2,108,000	1,886
CNOOC Ltd.	(c)9,354,000	7,467
Global Bio-Chem Technology Group Co., Ltd.	(c)16,425,000	6,979
GOME Electrical Appliances Holdings Ltd.	(c)13,349,000	11,258
Grande Holdings Ltd.	(c)2,069,000	1,132
Moulin Global Eyecare Holdings Ltd.	(a)(l)2,150,000	@—
PetroChina Co., Ltd., Class H	14,144,000	15,116
PICC Property & Casualty Co., Ltd.	(c)18,456,000	6,773
Ping An Insurance Group Co. of China Ltd., Class H	(c)1,997,000	6,056
Shenzhen Investment Ltd.	18,593,000	5,028
Shougang Concord Century Holdings Ltd.	(a)2,571,000	151
TPV Technology Ltd.	7,933,000	7,508
Victory City International Holdings Ltd.	(c)4,477,000	1,456
		138,395
Colombia (0.4%)
BanColombia S.A. ADR	314,230	7,573
Czech Republic (2.2%)
Central European Media Enterprises Ltd.	(a)(c)238,000	15,039
CEZ 2	451,900	15,242
Komercni Banka A.S.	88,700	12,983
		43,264
Hungary (0.6%)
Gedeon Richter Rt.	62,833	11,555
India (7.4%)
ABB Ltd. India	148,082	8,047
Aventis Pharma Ltd.	112,331	3,561
Bharat Heavy Electricals Corp.	548,395	23,220
Bharti Airtel Ltd.	(a)432,273	3,474
Cipla Ltd.	1,108,912	5,203
Container Corp. of India Ltd.	156,919	4,908
Glenmark Pharmaceuticals Ltd.	520,000	3,407
Gujarat Ambuja Cements Ltd.	1,693,000	3,657
HCL Technologies Ltd.	486,000	5,327
HDFC Bank Ltd.	335,900	5,807
Hero Honda Motors Ltd.	176,785	3,047
Hindalco Industries Ltd.	(a)754,392	2,876
Hindustan Lever Ltd.	1,925,260	9,578
Hotel Leela Venture Ltd.	539,175	3,103
Housing Development Finance Corp.	224,700	5,563
ICICI Bank Ltd. ADR	134,000	3,169
Infosys Technologies Ltd.	122,236	8,175
ITC Ltd.	(c)812,000	3,217
ITC Ltd. GDR (Registered)	551,000	2,121
Mahindra & Mahindra Ltd.	546,600	7,382
Morgan Stanley Growth Fund	(a)(k)17,282,900	12,838
Punj Lloyd Ltd.	(a)23,474	373
Punjab National Bank	389,735	2,898
Siemens India Ltd.	285,000	5,492
UTI Bank Ltd.	595,000	3,463
Wipro Ltd.	425,000	4,739
		144,645
Indonesia (2.2%)
Astra International Tbk PT	(a)3,416,000	3,596
Bank Central Asia Tbk PT	12,165,000	5,384
Bank Mandiri Persero Tbk PT	24,154,000	4,485
Bank Rakyat Indonesia Tbk PT	9,515,000	4,212
Perusahaan Gas Negara Tbk PT	4,339,000	5,270
Telekomunikasi Indonesia Tbk PT	22,607,500	17,939
United Tractors Tbk PT	4,637,500	2,703
		43,589
Malaysia (0.4%)
Bandar Raya Developments Bhd	3,090,000	1,060
Bumiputra-Commerce Holdings Bhd	2,030,000	3,287
Telekom Malaysia Bhd	259,000	638

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)

Malaysia (cont’d)
Tenaga Nasional Bhd	(a)1,391,250	$3,483
		8,468
Mexico (9.5%)
America Movil S.A. de C.V., Class L ADR	(a)1,812,109	60,271
Corp. GEO S.A. de C.V., Series B	2,337,100	7,744
Grupo Financiero Banorte S.A. de C.V., Class O	4,502,200	10,440
Grupo Televisa S.A. ADR	2,582,760	49,873
Wal-Mart de Mexico S.A. de C.V. ADR	316,083	8,755
Wal-Mart de Mexico S.A. de C.V., Series V	(c)17,227,409	48,152
		185,235
Morocco (1.1%)
Banque Marocaine du Commerce Exterieur	77,210	8,858
Maroc Telecom	375,690	5,064
ONA S.A.	53,200	8,097
		22,019
Pakistan (1.0%)
Fauji Fertilizer Co., Ltd.	1,468,900	2,952
HUB Power Co.	984,600	376
National Bank of Pakistan	1,188,960	4,255
Oil & Gas Development Co., Ltd.	2,085,600	4,737
Pakistan Petroleum Ltd.	743,500	2,616
Pakistan State Oil Co., Ltd.	378,800	1,944
Pakistan Telecommunication Co., Ltd.	5,029,900	3,392
		20,272
Peru (0.4%)
Credicorp Ltd.	(c)247,110	7,403
Poland (3.3%)
Bank Millennium S.A.	(a)3,366,447	6,356
Bank Pekao S.A.	299,190	17,889
NFI Empik Media & Fasion S.A.	(a)758,047	2,147
Polski Koncern Naftowy Orlen	347,646	5,798
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,280,633	14,911
TVN S.A.	(a)557,112	16,831
		63,932
Russia (12.6%)
Alliance Cellulose Ltd.	(a)(d)(l)592,359	@—
Comstar United Telesystems GDR	(e)167,000	994
CTC Media Inc.	(a)453,500	8,281
Efes Breweries International N.V. GDR	(a)(c)179,235	5,915
LUKOIL ADR	(c)707,256	58,844
MMC Norilsk Nickel ADR	(c)76,880	9,994
NovaTek OAO GDR	(c)522,990	23,011
OAO Gazprom ADR (Registered)	930,600	39,132
Polyus Gold Co. ADR	(l)84,000	3,786
Sberbank RF	3,600	6,151
Sberbank RF GDR	(a)(c)189,650	34,958
Surgutneftegaz ADR	(c)276,079	20,313
Unified Energy System GDR (Registered)	242,700	16,771
Wimm-Bill-Dann Foods OJSC ADR	(c)435,500	17,050
		245,200
South Africa (11.5%)
ABSA Group Ltd.	656,050	9,177
African Bank Investments Ltd.	3,338,900	13,034
Anglo American plc (London Shares)	1	@—
Aspen Pharmacare Holdings Ltd.	(a)3,307,510	16,837
Aveng Ltd.	(c)2,913,670	8,717
Gold Fields Ltd.	599,800	13,552
Gold Fields Ltd. ADR	(c)854,920	19,578
Group Five Ltd./South Africa	1,507,000	6,043
Harmony Gold Mining Co., Ltd.	(a)517,502	8,235
Harmony Gold Mining Co., Ltd. ADR	(a)(c)64,673	1,054
Illovo Sugar Ltd.	3,209,200	8,817
Impala Platinum Holdings Ltd.	104,418	19,221
Mittal Steel South Africa Ltd.	200	2
Murray & Roberts Holdings Ltd.	1,955,500	6,927
Naspers Ltd., Class N	1,357,760	23,078
Pretoria Portland Cement Co., Ltd.	200,100	10,256
Reunert Ltd.	1,127,810	10,224
Sasol Ltd.	608,250	23,329
Shoprite Holdings Ltd.	3,438,209	12,180
Tiger Brands Ltd.	658,220	13,174
		223,435
South Korea (12.3%)
Amorepacific Corp.	(a)9,767	3,399
Cheil Communications, Inc.	9,669	1,931
Cheil Industries, Inc.	175,240	6,114
Doosan Heavy Industries and Construction Co., Ltd.	161,160	5,843
Doosan Infracore Co., Ltd.	201,220	3,330
GS Engineering & Construction Corp.	161,910	10,478
Hanjin Heavy Industries & Construction Co., Ltd.	212,130	5,679
Hanmi Pharm Co., Ltd.	27,858	2,789
Hite Brewery Co., Ltd.	68,050	6,807
Hynix Semiconductor, Inc.	(a)86,780	2,813
Hynix Semiconductor, Inc. GDR	(a)13,200	428
Hyundai Heavy Industries Co., Ltd.	31,487	3,535
Hyundai Mipo Dockyard	22,970	2,300
Hyundai Mobis	8,834	748
Hyundai Motor Co. (2nd Preference)	136,350	6,826
Kookmin Bank	236,950	19,480
Korea Zinc Co., Ltd.	100,240	7,861
KT&G Corp.	48,270	2,819
LG.Philips LCD Co., Ltd.	(a)177,720	6,612
Lotte Shopping Co., Ltd.	23,722	9,226
NHN Corp.	(a)32,870	11,433
Orion Corp.	46,982	12,776
Pusan Bank	86,750	1,106
S-Oil Corp.	68,926	4,875
Samsung Electronics Co., Ltd.	39,260	24,953
Samsung Electronics Co., Ltd. (Preference)	26,517	12,941

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)

South Korea (cont’d)
Samsung Fire & Marine Insurance Co., Ltd.	68,920	$9,262
Shinhan Financial Group Co., Ltd.	490,420	23,003
SK Corp.	182,790	11,753
SK Telecom Co., Ltd.	53,011	11,398
Woongjin Coway Co., Ltd.	303,110	6,645
		239,163
Taiwan (8.6%)
Catcher Technology Co., Ltd.	617,000	6,536
Cathay Financial Holding Co., Ltd.	3,900,000	8,528
Chang Hwa Commercial Bank	13,938,000	9,880
Chinatrust Financial Holding Co., Ltd.	3,554,000	2,947
CTCI Corp.	1	@—
Delta Electronics, Inc.	8,419,192	23,923
Delta Electronics, Inc. GDR	154,416	2,194
Epistar Corp.	1,916,000	5,977
Eva Airways Corp.	1,109	@—
Everlight Electronics Co., Ltd.	2,241,000	5,710
Far EasTone Telecommunications Co., Ltd.	2,869,000	3,208
High Tech Computer Corp.	440,000	12,095
HON HAI Precision Industry Co., Ltd.	2,728,048	16,852
Largan Precision Co., Ltd.	475,045	10,168
MediaTek, Inc.	1,591,000	14,742
Novatek Microelectronics Corp., Ltd.	951,000	4,611
Shin Kong Financial Holding Co., Ltd.	13,187,555	14,500
Silitech Technology Corp.	2,000	11
Taishin Financial Holdings Co., Ltd.	5,700,156	3,495
Taiwan Mobile Co., Ltd.	3,940,000	3,918
Tripod Technology Corp.	1,688,000	5,735
Tsann Kuen Enterprise Co.	2,621,611	3,324
Unimicron Technology Corp.	3,698,000	4,820
Wistron Corp.	(a)4,281,000	5,024
		168,198
Thailand (1.4%)
Advanced Info Service PCL (Foreign)	(c)655,200	1,547
Asian Property Development PCL (Foreign)	(d)8,312,900	602
Bangkok Bank PCL (Foreign)	1,350,000	3,754
CH. Karnchang PCL (Foreign)	(c)(d)5,498,500	1,132
CP Seven Eleven PCL (Foreign)	(c)(d)21,064,600	3,979
Italian-Thai Development PCL (Foreign)	(d)5,287,000	700
Kasikornbank PCL (Foreign)	1,976,700	3,163
Lalin Property PCL (Foreign)	(d)4,391,500	541
Land & Houses PCL (Foreign)	(c)5,289,000	1,041
PTT Exploration & Production PCL (Foreign)	(d)926,000	2,575
PTT PCL (Foreign)	(d)779,000	4,618
Siam Commercial Bank PCL (Foreign, Registered)	(d)972,300	1,467
Siam Makro PCL (Foreign)	(d)389,600	634
Thai Oil PCL (Foreign)	(d)476,700	794
Total Access Communication PCL	(a)213,600	769
		27,316
Turkey (2.6%)
Akcansa Cimento A.S.	1,697,601	6,705
BIM Birlesik Magazalar A.S.	288,607	8,435
Dogan Yayin Holding A.S.	(a)3,201,547	10,925
Hurriyet Gazetecilik A.S.	1,374,855	2,815
Turkiye Garanti Bankasi A.S.	4,270,885	10,633
Turkiye Is Bankasi	746,650	3,680
Turkiye Vakiflar Bankasi Tao, Class D	950,500	3,724
Yapi ve Kredi Bankasi A.S.	(a)2,475,782	3,739
		50,656
Total Common Stocks (Cost $1,544,730)		1,912,346

	Face
	Amount (000)

Fixed Income Securities (0.5%)
India (0.0%)
Saurashtra Cement & Chemicals Ltd. (expired maturity)	INR	(b)(d)(l)700	@—
Russia (0.5%)
MCSI Holding Ltd. (Secured Notes)	$	(d)(l)10,337	9,821
Total Fixed Income Securities (Cost $11,037)			9,821
Short-Term Investments (6.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.2%)
Alliance & Leicester plc, 5.13%,
7/10/06	(h)3,773		3,773
AmSouth Bank,
5.30%, 7/3/06	(h)7,545		7,545
Bank of America Corp.,
5.31%, 7/3/06	(h)830		830
5.32%, 7/3/06	(h)6,036		6,036
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)1,886		1,886
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)3,773		3,773
5.37%, 7/3/06	(h)4,528		4,528
BNP Paribas plc, 5.14%, 8/21/06	(h)3,773		3,773
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)3,848		3,848
Five Finance, Inc., 5.33%, 7/3/06	(h)3,773		3,773
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)1,886		1,886
5.42%, 7/3/06	(h)3,546		3,546
HSBC Finance Corp., 5.13%,
7/6/06	(h)1,886		1,886
Lehman Brothers, Inc., 5.35%,
7/3/06	16,240		16,240
Liberty Lighthouse U.S. Capital Co.
LLC, 5.33%, 7/3/06	(h)1,886		1,886
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)7,544		7,544
5.34%, 7/31/06	(h)1,132		1,132
Merrill Lynch & Co., 5.07%,
7/26/06	(h)1,984		1,984
National City Bank Cleveland,
5.32%, 7/3/06	(h)3,583		3,583

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Face Amount (000)	Value (000)

Short-Term Debt Securities held as Collateral on Loaned Securities (cont'd)
National Rural Utilities Cooperative
Finance Corp., 5.10%, 7/3/06	$ (h)7,545	$7,545
Nationwide Building Society,
5.55%, 9/28/06	(h)4,376	4,376
Nordea Bank, New York,
5.31%, 7/3/06	(h)5,659	5,659
Skandi New York, 5.14%, 7/10/06	(h)3,773	3,773
SLM Corp., 5.27%, 7/20/06	(h)3,773	3,773
Societe Generale, 5.36%, 7/3/06	1,132	1,132
Swedish National Housing Finance Co.,
5.02%, 7/18/06	6,558	6,558
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)2,641	2,641
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)755	755
5.31%, 7/3/06	(h)5,659	5,659
		121,323
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $10,170	(f)10,166	10,166
Total Short-Term Investments (Cost $131,489)		131,489
Total Investments (105.2%) (Cost $1,687,256) — including $120,634 of Securities Loaned		2,053,656
Liabilities in Excess of Other Assets (-5.2%)		(101,602)
Net Assets (100%)		$1,952,054

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or portion of security on loan at June 30, 2006.
(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held $26,863,000 of fair valued securities, representing 1.4% of net assets.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(k)

Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,425, is advised by an affiliate of the Adviser. During the six months ended June 30, 2006, the Portfolio had no purchases or sales of this security. The Portfolio did not derive income from this security during the six months ended June 30, 2006.

(l)	Security has been deemed illiquid — At June 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
INR	Indian Rupee

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

EUR	461	$589	7/6/06	USD	589	$589	$ @—
HKD	67	9	7/3/06	USD	9	9	@—
HKD	6,242	804	7/5/06	USD	804	804	@—
HUF	91,573	414	7/3/06	USD	410	410	(4)
HUF	349,536	1,580	7/5/06	USD	1,537	1,537	(43)
PLN	2,272	715	7/3/06	USD	713	713	(2)
THB	5,117	134	7/3/06	USD	133	133	(1)
THB	7,764	204	7/5/06	USD	203	203	(1)
USD	1,341	1,341	7/3/06	CZK	30,352	1,362	21
USD	3,083	3,083	7/3/06	CZK	70,065	3,144	61
USD	347	347	7/3/06	CZK	7,773	349	2
USD	3,269	3,269	7/7/06	CZK	72,808	3,268	(1)
USD	1,581	1,581	7/3/06	INR	72,823	1,581	@—
USD	2,002	2,002	7/3/06	INR	5,117	2,003	1
USD	377	377	7/6/06	ZAR	2,750	383	6
USD	8,574	8,574	8/14/06	ZAR	57,051	7,934	(640)
ZAR	20,775	2,898	7/3/06	USD	2,817	2,817	(81)
ZAR	13,466	1,878	7/5/06	USD	1,837	1,837	(41)
ZAR	29,226	4,076	7/5/06	USD	4,031	4,031	(45)
ZAR	11,610	1,619	7/706	USD	1,621	1,621	2
ZAR	309,265	43,011	8/14/06	USD	45,773	45,773	2,762
ZAR	147,849	20,562	8/14/06	USD	24,166	24,166	3,604
		$99,067				$104,667	$5,600

CZK — Czech Republic Krona

EUR — Euro

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — India Rupee

PLN — Polish New Zloty

THB — Thai Baht

USD — United States Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)

Common Stocks (100.3%)
Canada (1.2%)
Torstar Corp., Class B	89,037	$1,596
Finland (3.9%)
Kone Oyj, Class B	119,590	4,971
France (9.0%)
Groupe Danone	38,876	4,940
Pernod-Ricard S.A.	16,704	3,312
Sanofi-Aventis S.A.	33,984	3,317
		11,569
Netherlands (8.2%)
Koninklijke Numico N.V.	60,091	2,697
Reed Elsevier N.V.	206,492	3,106
Wolters Kluwer N.V. CVA	201,646	4,764
		10,567
Spain (3.1%)
Altadis S.A.	85,428	4,038
Sweden (3.8%)
Swedish Match AB	306,858	4,946
Switzerland (6.1%)
Nestle S.A. (Registered)	13,739	4,315
Novartis AG (Registered)	64,990	3,519
		7,834
United Kingdom (35.8%)
British American Tobacco plc	392,280	9,880
Cadbury Schweppes plc	827,227	7,977
Diageo plc	226,300	3,806
GCAP Media plc	236,932	1,010
GlaxoSmithKline plc	131,046	3,662
Imperial Tobacco Group plc	138,060	4,261
Reckitt Benckiser plc	182,839	6,830
SMG plc	673,377	1,018
Unilever plc	164,901	3,708
WPP Group plc	317,536	3,843
		45,995
United States (29.2%)
Altria Group, Inc.	71,763	5,269
Bristol-Myers Squibb Co.	133,943	3,464
Brown-Forman Corp., Class B	42,948	3,069
Harley-Davidson, Inc.	58,528	3,213
Kellogg Co.	81,942	3,968
Kimberly-Clark Corp.	58,024	3,580
Merck & Co., Inc.	89,748	3,270
New York Times Co. (The), Class A	118,229	2,901
Pfizer, Inc.	237,440	5,573
Scotts Miracle-Gro Co. (The), Class A	75,647	3,201
		37,508
Total Common Stocks (Cost $100,856)		129,024

	Face Amount (000)		Value (000)

Short-Term Investment (0.2%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $234 (Cost $234)	$	(f)234	$234
Total Investments (100.5%) (Cost $101,090)			129,258
Liabilities in Excess of Other Assets (-0.5%)			(587)
Net Assets (100%)			$128,671

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

GBP	10,790	$19,961	7/24/06	USD	19,265	$19,265	$(696)
USD	62	62	7/3/06	EUR	49	63	1
USD	32	32	7/3/06	EUR	25	32	@—
		$20,055				$19,360	$(695)

EUR — Euro

GBP — British Pound

USD — United States Dollar

@     — Face Amount/Value is less than $500

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value (000)

Common Stocks (96.9%)
Australia (2.0%)
Boral Ltd.	99,850	$604
Foster’s Group Ltd.	131,970	537
National Australia Bank Ltd.	39,850	1,041
		2,182
Bermuda (5.4%)
Ingersoll Rand Co., Ltd., Class A	32,062	1,372
Tyco International Ltd.	107,198	2,948
XL Capital Ltd., Class A	(c)25,073	1,537
		5,857
China (0.7%)
Chunghwa Telecom Co., Ltd. ADR	41,988	776
France (7.6%)
BNP Paribas S.A.	(c)28,466	2,725
France Telecom S.A.	(c)25,510	548
Lafarge S.A.	(c)12,622	1,585
Sanofi-Aventis S.A.	17,151	1,674
Total S.A.	(c)26,421	1,739
		8,271
Germany (1.6%)
BASF AG	7,363	591
Bayerische Motoren Werke AG	23,007	1,150
		1,741
Hong Kong (0.1%)
Yue Yuen Industrial Holdings Ltd.	22,000	60
Ireland (2.6%)
Bank of Ireland	87,951	1,569
Kerry Group plc, Class A	59,101	1,270
		2,839
Italy (1.9%)
ENI S.p.A.	70,120	2,065
Japan (7.8%)
Astellas Pharma, Inc.	28,000	1,028
Canon, Inc.	(c)30,149	1,478
Kao Corp.	43,000	1,125
Mitsui Sumitomo Insurance Co., Ltd.	51,000	640
Nissan Motor Co., Ltd.	89,000	972
Sumitomo Electric Industries Ltd.	94,400	1,383
Takeda Pharmaceutical Co., Ltd.	30,200	1,879
		8,505
Netherlands (2.9%)
Chicago Bridge & Iron Co. N.V.	11,628	281
Koninklijke Philips Electronics N.V.	15,624	488
Unilever N.V. CVA	67,920	1,540
Wolters Kluwer N.V. CVA	(c)34,713	820
		3,129
New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	(c)224,957	554
Singapore (0.3%)
ComfortDelgro Corp., Ltd.	320,000	309
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	(c)39,201	918
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	56,571	1,164
Telefonica S.A.	63,613	1,059
		2,223
Switzerland (2.9%)
Novartis AG (Registered)	9,252	501
Syngenta AG	(a)9,202	1,223
UBS AG (Registered)	12,726	1,395
		3,119
United Kingdom (21.3%)
Amvescap plc	48,219	442
Barclays plc	129,744	1,474
Cadbury Schweppes plc	238,084	2,296
Diageo plc	63,652	1,071
GlaxoSmithKline plc	109,651	3,064
Imperial Tobacco Group plc	63,620	1,964
Old Mutual plc	456,458	1,378
Reed Elsevier plc	178,305	1,800
Rolls-Royce Group plc	(a)217,086	1,662
Rolls-Royce Group plc, Class B	13,932,478	26
Royal Bank of Scotland Group plc	53,663	1,764
Royal Dutch Shell plc ADR	36,281	2,430
Vodafone Group plc	955,154	2,036
WM Morrison Supermarkets plc	320,655	1,153
WPP Group plc	51,396	622
		23,182
United States (36.5%)
Alcoa, Inc.	27,441	888
Altria Group, Inc.	38,535	2,830
American Electric Power Co., Inc.	(c)15,464	530
American International Group, Inc.	8,982	530
AT&T, Inc.	(c)20,738	578
BJ’s Wholesale Club, Inc.	(a)(c)30,460	864
Boeing Co. (The)	29,850	2,445
Bristol-Myers Squibb Co.	50,355	1,302
CBS Corp., Class B	(c)14,128	382
Chevron Corp.	29,442	1,827
Citigroup, Inc.	66,637	3,215
Dominion Resources, Inc.	(c)15,378	1,150
EMC Corp.	(a)(c)128,922	1,414
First Data Corp.	25,379	1,143
Freddie Mac	32,282	1,840
Hewlett-Packard Co.	(c)31,153	987
International Business Machines Corp.	29,311	2,252
Marsh & McLennan Cos., Inc.	37,208	1,001
Mellon Financial Corp.	36,813	1,267
Merrill Lynch & Co., Inc.	20,443	1,422
New York Times Co. (The), Class A	(c)15,272	375
Northrop Grumman Corp.	8,454	542
Pfizer, Inc.	70,150	1,646
Schering-Plough Corp.	113,025	2,151
St. Paul Travelers Cos., Inc. (The)	39,488	1,760
UnitedHealth Group, Inc.	17,249	772
Verizon Communications, Inc.	30,240	1,013

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	Shares	Value (000)

United States (cont’d)
Viacom, Inc., Class B	(a)13,848	$496
Wyeth	48,516	2,155
Xerox Corp.	(a)(c)73,292	1,019
		39,796
Total Common Stocks (Cost $90,430)		105,526

	Face
	Amount (000)

Short-Term Investments (7.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.5%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)186	186
AmSouth Bank, 5.30%, 7/3/06	(h)372	372
Bank of America Corp.,
5.31%, 7/3/06	(h)41	41
5.32%, 7/3/06	(h)297	297
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)93	93
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)186	186
5.37%, 7/3/06	(h)223	223
BNP Paribas plc, 5.14%, 8/21/06	(h)186	186
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06	(h)189	189
Five Finance, Inc., 5.33%, 7/3/06	(h)186	186
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)93	93
5.42%, 7/3/06	(h)175	175
HSBC Finance Corp., 5.13%, 7/6/06	(h)93	93
Lehman Brothers, Inc., 5.35%, 7/3/06	800	800
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 7/3/06	(h)93	93
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)372	372
5.34%, 7/31/06	(h)56	56
Merrill Lynch & Co., 5.07%, 7/26/06	(h)98	98
National City Bank Cleveland,
5.32%, 7/3/06	(h)177	177
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)372	372
Nationwide Building Society,
5.55%, 9/28/06	(h)216	216
Nordea Bank, New York,
5.31%, 7/3/06	(h)279	279
Skandi New York, 5.14%, 7/10/06	(h)186	186
SLM Corp., 5.27%, 7/20/06	(h)186	186
Societe Generale, 5.36%, 7/3/06	56	56
Swedish National Housing Finance Co.,
5.02%, 7/18/06	323	323
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)130	130
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)37	37
5.31%, 7/3/06	(h)279	279
		5,980

	Face
	Amount (000)	Value (000)

Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $2,078	$ (f)2,077	$2,077
Total Short-Term Investments (Cost $8,057)		8,057
Total Investments (104.3%) (Cost $98,487) — including $5,681 of Securities Loaned		113,583
Liabilities in Excess of Other Assets (-4.3%)		(4,668)
Net Assets (100%)		$108,915

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

USD	60	$60	7/3/06	HKD	464	$60	$ @—
USD	25	25	7/3/06	SGD	40	25	@—
USD	21	21	7/3/06	SGD	33	21	@—
		$106				$106	$ @—

HKD — Hong Kong Dollar

SGD — Singapore Dollar

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)

Common Stocks (97.7%)
Australia (1.2%)
BlueScope Steel Ltd.	(c)1,376,607	$8,132
Foster’s Group Ltd.	13,243,522	53,832
Orica Ltd.	(c)1,344,343	23,866
		85,830
Austria (1.2%)
Telekom Austria AG	(c)4,002,053	89,119
Belgium (1.7%)
Fortis	1,931,480	65,887
KBC Groep N.V.	540,399	57,992
		123,879
China (0.3%)
Chunghwa Telecom Co., Ltd. ADR	(c)998,266	18,438
France (10.7%)
Arcelor	(c)982,302	47,417
BNP Paribas S.A.	(c)1,428,159	136,728
France Telecom S.A.	(c)6,321,914	135,926
Lafarge S.A.	(c)345,725	43,402
Renault S.A.	(c)657,039	70,592
Sanofi-Aventis S.A.	(c)795,543	77,638
Societe Generale	(c)314,252	46,224
Total S.A.	(c)3,193,425	210,150
		768,077
Germany (7.0%)
Bayer AG	1,780,113	81,830
Bayerische Motoren Werke AG	1,363,010	68,096
Muenchener Rueckversicherungs AG (Registered)	(c)325,294	44,440
Porsche AG (Non-Voting Shares)	(c)128,286	124,010
RWE AG	1,317,869	109,650
Siemens AG (Registered)	870,843	75,775
		503,801
Greece (0.2%)
OPAP S.A.	375,719	13,600
Ireland (0.5%)
CRH plc (Dublin Shares)	1,142,542	37,148
Italy (1.3%)
ENI S.p.A.	(c)3,271,550	96,368
Japan (17.7%)
Asatsu-DK, Inc.	(c)868,100	28,067
Astellas Pharma, Inc.	1,850,500	67,914
Canon, Inc.	(c)1,863,700	91,361
Central Japan Railway Co.	10,190	101,508
Dai Nippon Printing Co., Ltd.	(c)6,079,000	94,021
Kansai Electric Power Co., Inc. (The)	2,679,800	59,946
Kao Corp.	5,108,000	133,681
Lawson, Inc.	(c)930,000	33,888
Mitsubishi Electric Corp.	15,136,000	121,284
Mitsui Sumitomo Insurance Co., Ltd.	6,045,000	75,906
NEC Corp.	5,606,000	29,882
NTT DoCoMo, Inc.	(c)45,536	66,848
Omron Corp.	333,300	8,490
Oriental Land Co., Ltd.	(c)903,500	50,843
Osaka Gas Co., Ltd.	13,524,000	43,488
Sega Sammy Holdings, Inc.	(c)1,113,000	41,237
Shinsei Bank Ltd.	15,703,000	99,481
Sumitomo Mitsui Financial Group, Inc.	3,726	39,396
T&D Holdings, Inc.	659,350	53,294
Taiyo Nippon Sanso Corp.	(c)1,603,000	12,719
Takefuji Corp.	(c)299,200	17,831
		1,271,085
Netherlands (7.6%)
ABN AMRO Holding N.V.	1,989,718	54,437
Akzo Nobel N.V.	975,252	52,590
CSM N.V. CVA	1,456,021	40,524
ING Groep N.V. CVA	2,500,672	98,289
Royal Dutch Shell plc, Class A	3,750,716	126,170
Unilever N.V. CVA	7,721,895	175,114
		547,124
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	(c)1,752,214	4,313
Singapore (0.6%)
United Overseas Bank Ltd.	4,557,000	44,912
South Korea (1.3%)
Samsung Electronics Co., Ltd. GDR (Registered)	(e)286,332	89,980
Samsung Electronics Co., Ltd. GDR (Registered)	(e)2,045	650
		90,630
Spain (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	(c)3,756,166	77,254
Repsol YPF S.A.	1,546,424	44,286
Telefonica S.A.	(c)4,229,474	70,434
		191,974
Sweden (3.0%)
Nordea Bank AB	3,917,088	46,809
SKF AB, Class B	2,674,899	42,186
Telefonaktiebolaget LM Ericsson, Class B	37,246,350	123,175
		212,170
Switzerland (8.5%)
Credit Suisse Group (Registered)	(c)688,826	38,539
Holcim Ltd. (Registered)	(c)1,936,497	148,419
Nestle S.A. (Registered)	(c)613,387	192,663
Novartis AG (Registered)	1,958,262	106,038
UBS AG (Registered)	(c)1,150,588	126,112
		611,771
United Kingdom (32.1%)
AstraZeneca plc	1,520,264	91,760
Barclays plc	6,645,254	75,512
BHP Billiton plc	6,322,377	122,642
BP plc	12,487,158	145,590
British American Tobacco plc	5,759,450	145,058
Burberry Group plc	2,214,871	17,612
Cadbury Schweppes plc	19,524,831	188,289
GlaxoSmithKline plc	2,507,815	70,072
GUS plc	2,775,556	49,581

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

	Shares	Value (000)

United Kingdom (con’d)
Hanson plc	1,712,580	$20,791
Hays plc	36,843,319	91,976
HSBC Holdings plc	5,492,678	96,645
Imperial Tobacco Group plc	7,618,134	235,120
Intercontinental Hotels Group Plc	5,918,596	103,482
Johnston Press plc	3,625,325	27,788
Ladbrokes plc	5,222,458	39,354
National Grid plc	6,286,596	68,007
Northern Rock plc	1,037,028	19,177
Reckitt Benckiser plc	2,900,013	108,327
Reed Elsevier plc	10,653,989	107,569
Rolls-Royce Group plc	(a)5,627,168	43,080
Rolls-Royce Group plc, Class B	325,271,087	614
Royal Bank of Scotland Group plc	4,744,024	155,978
Scottish & Southern Energy plc	1,800,265	38,317
Scottish Power plc	11,330,473	122,152
Vodafone Group plc	49,317,743	105,106
Wolseley plc	808,397	17,834
		2,307,433
Total Common Stocks (Cost $5,880,669)		7,017,672

	Face
	Amount (000)

Short-Term Investments (8.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (7.4%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)16,553	16,553
AmSouth Bank,
5.30%, 7/3/06	(h)33,105	33,105
Bank of America Corp.,
5.31%, 7/3/06	(h)3,641	3,641
5.32%, 7/3/06	(h)26,484	26,484
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)8,276	8,276
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)16,552	16,552
5.37%, 7/3/06	(h)19,867	19,867
BNP Paribas plc, 5.14%, 8/21/06	(h)16,552	16,552
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)16,884	16,884
Five Finance, Inc., 5.33%, 7/3/06	(h)16,553	16,553
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)8,276	8,276
5.42%, 7/3/06	(h)15,559	15,559
HSBC Finance Corp., 5.13%, 7/6/06	(h)8,276	8,276
Lehman Brothers, Inc., 5.35%, 7/3/06	71,252	71,252
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 7/3/06	(h)8,275	8,275
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)33,101	33,101
5.34%, 7/31/06	(h)4,965	4,965
Merrill Lynch & Co., 5.07%, 7/26/06	(h)8,706	8,706
National City Bank Cleveland,
5.32%, 7/3/06	(h)15,723	15,723

	Face
	Amount (000)	Value (000)

National Rural Utilities Cooperative Finance
Corp., 5.10%, 7/3/06	$ (h)33,105	$33,105
Nationwide Building Society,
5.55%, 9/28/06	(h)19,201	19,201
Nordea Bank, New York,
5.31%, 7/3/06	(h)24,827	24,827
Skandi New York, 5.14%, 7/10/06	(h)16,552	16,552
SLM Corp., 5.27%, 7/20/06	(h)16,552	16,552
Societe Generale, 5.36%, 7/3/06	4,966	4,966
Swedish National Housing Finance Co.,
5.02%, 7/18/06	28,771	28,771
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)11,587	11,587
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)3,310	3,310
5.31%, 7/3/06	(h)24,828	24,828
		532,299
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $75,807	(f)75,775	75,775
Total Short-Term Investments (Cost $608,074)		608,074
Total Investments (106.2%) (Cost $6,488,743) — including $515,626 of Securities Loaned		$7,625,746
Liabilities in Excess of Other Assets (-6.2%)		(442,743)
Net Assets (100%)		$7,183,003

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
CVA	Certificaten Van Aandelen

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

CHF	5,709	$4,670	7/5/06	USD	4,631	$4,631	$(39)
EUR	2,986	3,819	7/3/06	USD	3,795	3,795	(24)
EUR	10,899	13,940	7/5/06	USD	13,856	13,856	(84)
GBP	299,100	553,323	7/24/06	JPY	62,024,068	543,588	(9,735)
GBP	9,582	17,719	7/5/06	USD	17,579	17,579	(140)
JPY	11,741,052	102,900	7/24/06	GBP	55,600	102,858	(42)
JPY	1,735,654	15,212	7/24/06	NZD	25,600	15,580	368
JPY	1,346,335	11,799	7/24/06	NZD	19,900	12,111	312
JPY	3,156,293	27,662	7/24/06	NZD	44,600	27,144	(518)
NZD	90,100	54,835	7/24/06	JPY	6,560,451	57,497	2,662
NZD	46	28	7/3/06	USD	28	28	@—
NZD	897	547	7/5/06	USD	546	546	(1)
SEK	11,484	1,596	7/5/06	USD	1,579	1,579	(17)
USD	4,412	4,412	7/3/06	JPY	513,637	4,488	76
USD	5,510	5,510	1/5/06	JPY	631,554	5,519	9
		$817,972				$810,799	$(7,173)

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar
@	—	Face Amount/Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

	Shares	Value (000)

Common Stocks (98.8%)
Australia (2.1%)
BHP Billiton Ltd.	5,644	$122
Austria (4.1%)
Andritz AG	456	75
Erste Bank der Oesterreichischen Sparkassen AG	1,766	100
Telekom Austria AG	2,978	66
		241
Canada (2.0%)
EnCana Corp.	2,275	120
China (1.5%)
China Resources Power Holdings Co.	104,000	87
Finland (3.0%)
Fortum Oyj	4,532	116
Neste Oil Oyj	1,800	63
		179
France (9.4%)
AXA S.A.	3,052	100
BNP Paribas S.A.	1,025	98
Cie Generale d’Optique Essilor International S.A.	974	98
LVMH Moet Hennessy Louis Vuitton S.A.	744	74
Schneider Electric S.A.	752	79
Total S.A.	1,628	107
		556
Germany (9.3%)
Adidas-Salomon AG	1,580	76
Celesio AG	850	77
Continental AG	1,095	112
Deutsche Bank AG (Registered)	777	87
E. ON AG	1,030	119
SAP AG	400	84
		555
Greece (2.5%)
Coca-Cola Hellenic Bottling Co. S.A.	2,177	65
National Bank of Greece S.A.	2,169	85
		150
Hong Kong (1.4%)
Esprit Holdings Ltd.	10,500	86
India (1.0%)
ICICI Bank Ltd. ADR	2,400	57
Ireland (4.5%)
Allied Irish Banks plc	3,386	81
Anglo Irish Bank Corp. plc	7,579	118
CRH plc (Dublin Shares)	2,184	71
		270
Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	1,900	60
Japan (18.6%)
Canon, Inc.	1,950	96
Casio Computer Co., Ltd.	3,900	75
Credit Saison Co., Ltd.	1,000	47
Daiwa Securities Group, Inc.	7,000	83
Hoya Corp.	2,200	78
JSR Corp.	3,800	96
Kobe Steel Ltd.	21,000	66
Kubota Corp.	7,000	66
Sharp Corp.	5,000	79
SMC Corp.	600	85
Sumitomo Realty & Development Co., Ltd.	4,000	99
Terumo Corp.	2,100	70
Toray Industries, Inc.	11,000	95
Toyota Motor Corp.	1,400	73
		1,108
Mexico (2.3%)
America Movil S.A. de C.V., Class L ADR	2,000	67
Wal-Mart de Mexico S.A. de C.V. ADR	2,429	67
		134
Netherlands (4.4%)
ING Groep N.V. CVA	3,316	130
Koninklijke Numico N.V.	1,565	70
Reed Elsevier N.V.	4,181	63
		263
Norway (2.5%)
Telenor ASA	7,214	87
TGS Nopec Geophysical Company ASA	(a)3,600	64
		151
Singapore (2.6%)
DBS Group Holdings Ltd.	5,000	57
Keppel Corp., Ltd.	10,500	98
		155
South Korea (1.0%)
Samsung Electronics Co., Ltd. GDR (Registered)	(e)191	60
Spain (2.6%)
Banco Popular Espanol S.A.	4,708	70
Grupo Ferrovial S.A.	1,133	87
		157
Sweden (2.4%)
Getinge AB, Class B	4,566	77
Telefonaktiebolaget LM Ericsson ADR	1,900	63
		140
Switzerland (6.6%)
ABB Ltd. (Registered)	7,000	91
Nestle S.A. ADR (Registered)	900	70
Novartis AG (Registered)	1,399	76
Roche Holding AG (Genusschein)	500	83
SGS S.A. (Registered)	78	74
		394
Turkey (0.9%)
Akbank TAS ADR	5,542	53
United Kingdom (13.1%)
Barclays plc	6,151	70
BP plc	11,365	132
Capita Group plc	7,298	62
HSBC Holdings plc	3,802	67
Prudential plc	6,629	75
Reckitt Benckiser plc	2,062	77

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

	Shares	Value (000)

United Kingdom (cont’d)
Royal Bank of Scotland Group plc	2,297	$76
SABMiller plc	3,817	69
Sportingbet plc	11,400	83
Tesco plc	11,027	68
		779
Total Common Stocks (Cost $5,505)		5,877
Total Investments (98.8%) (Cost $5,505)		5,877
Other Assets in Excess of Liabilities (1.2%)		71
Net Assets (100%)		$5,948

(a)	Non-income producing security.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
CVA	Certificaten Van Aandelen

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)

Common Stocks (95.0%)
Australia (2.8%)
AMP Ltd.	43,550	$296
Australia & New Zealand Banking Group Ltd.	6,108	121
BHP Billiton Ltd.	75,044	1,617
Gunns Ltd.	(c)30,100	63
National Australia Bank Ltd.	3,930	103
Newcrest Mining Ltd.	7,750	121
QBE Insurance Group Ltd.	8,950	136
Rio Tinto Ltd.	(c)8,150	471
Westpac Banking Corp.	8,500	147
		3,075
Austria (2.5%)
Andritz AG	4,451	736
Erste Bank der Oesterreichischen Sparkassen AG	16,130	908
Telekom Austria AG	(c)39,050	869
Wiener Staedtische Versicherung AG	2,465	145
		2,658
Belgium (0.8%)
AGFA-Gevaert N.V.	21,017	509
Solvay S.A., Class A	3,027	348
		857
China (0.7%)
China Resources Power Holdings Co.	948,000	793
Finland (1.6%)
Fortum Oyj	39,795	1,018
Neste Oil Oyj	20,500	722
		1,740
France (10.7%)
Atos Origin S.A.	(a)4,499	294
AXA S.A.	27,879	915
BNP Paribas S.A.	21,143	2,024
Carrefour S.A.	(c)6,325	371
Cie Generale d’Optique Essilor International S.A.	10,112	1,018
Electricite De France	7,072	373
France Telecom S.A.	18,103	389
Gaz de France	(c)14,468	486
Groupe Danone	1,623	206
Lafarge S.A.	2,924	367
LVMH Moet Hennessy Louis Vuitton S.A.	6,797	675
Pernod-Ricard S.A.	1,719	341
Peugeot S.A.	(c)2,697	168
Renault S.A.	(c)1,617	174
Sanofi-Aventis S.A.	(c)6,768	661
Schneider Electric S.A.	9,308	970
Societe Generale	2,267	333
Total S.A.	(c)26,431	1,739
		11,504
Germany (8.3%)
Adidas AG	14,444	691
Allianz AG (Registered)	4,179	660
AWD Holding AG	(c)6,988	234
Bayerische Motoren Werke AG	13,941	697
Celesio AG	7,764	706
Commerzbank AG	(c)14,430	525
Continental AG	11,483	1,174
Deutsche Bank AG (Registered)	7,093	798
Deutsche Post AG (Registered)	7,785	209
Deutsche Telekom AG (Registered)	(a)22,528	362
E. ON AG	9,411	1,084
Muenchener Rueckversicherungs AG (Registered)	4,644	634
SAP AG	3,650	770
Siemens AG (Registered)	5,329	464
		9,008
Greece (1.8%)
Coca-Cola Hellenic Bottling Co. S.A.	19,888	593
EFG Eurobank Ergasias S.A.	12,582	349
National Bank of Greece S.A.	24,065	950
		1,892
Hong Kong (2.4%)
Cheung Kong Holdings Ltd.	11,000	119
Dah Sing Financial Holdings Ltd.	4,800	35
Esprit Holdings Ltd.	133,300	1,088
Great Eagle Holdings Co.	91,000	312
Henderson Land Development Co., Ltd.	(c)65,000	338
Hutchison Whampoa Ltd.	12,000	110
Hysan Development Co., Ltd.	81,000	228
New World Development Ltd.	192,000	317
Techtronic Industries Co.	24,000	32
		2,579
India (0.5%)
ICICI Bank Ltd. ADR	21,700	513
Ireland (2.4%)
Allied Irish Banks plc	30,927	742
Anglo Irish Bank Corp. plc	62,312	968
CRH plc (Dublin Shares)	19,947	649
Kerry Group plc, Class A	13,244	285
		2,644
Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	17,800	562
Italy (0.7%)
Telecom Italia S.p.A. RNC	(c)93,157	241
UniCredito Italiano S.p.A.	67,323	527
		768
Japan (22.7%)
Amada Co., Ltd.	19,000	199
Astellas Pharma, Inc.	6,900	253
Canon, Inc.	28,200	1,382
Casio Computer Co., Ltd.	(c)49,500	945
Credit Saison Co., Ltd.	(c)12,000	568
Dai Nippon Printing Co., Ltd.	12,000	186
Daicel Chemical Industries Ltd.	(c)31,000	253
Daifuku Co., Ltd.	(c)15,000	248
Daiichi Sankyo Co., Ltd.	11,000	303
Daikin Industries Ltd.	(c)9,400	326

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)

Japan (cont’d)
Daiwa Securities Group, Inc.	(c)65,000	$775
Denki Kagaku Kogyo K.K.	(c)44,000	183
East Japan Railway Co.	28	208
FamilyMart Co., Ltd.	(c)7,400	213
Fuji Machine Manufacturing Co., Ltd.	3,600	87
Fuji Photo Film Co., Ltd.	7,900	265
Fujitec Co., Ltd.	12,000	79
Fujitsu Ltd.	46,000	357
Furukawa Electric Co., Ltd.	(c)38,000	246
Hitachi Capital Corp.	(c)10,100	177
Hitachi High-Technologies Corp.	3,900	119
Hitachi Ltd.	45,000	297
House Foods Corp.	(c)5,100	77
Hoya Corp.	19,700	701
JSR Corp.	(c)34,500	871
Kaneka Corp.	24,000	218
Kobe Steel Ltd.	208,000	651
Kubota Corp.	(c)60,000	569
Kurita Water Industries Ltd.	11,600	238
Kyocera Corp.	3,100	240
Kyudenko Corp.	8,000	48
Lintec Corp.	5,500	144
Maeda Road Construction Co., Ltd.	6,000	46
Matsushita Electric Industrial Co., Ltd.	21,000	443
Minebea Co., Ltd.	27,000	147
Mitsubishi Chemical Holdings Corp.	32,000	200
Mitsubishi Corp.	18,800	375
Mitsubishi Estate Co., Ltd.	2,000	42
Mitsubishi Heavy Industries Ltd.	70,000	302
Mitsumi Electric Co., Ltd.	(c)10,000	118
Nagase & Co., Ltd.	(c)8,000	106
NEC Corp.	55,000	293
Nifco, Inc.	7,100	141
Nintendo Co., Ltd.	2,600	436
Nippon Meat Packers, Inc.	11,000	127
Nippon Sheet Glass Co., Ltd.	(c)14,000	78
Nippon Steel Corp.	28,000	106
Nippon Telegraph & Telephone Corp.	34	167
Nissan Motor Co., Ltd.	(c)38,400	419
Nissha Printing Co., Ltd.	2,000	75
Nisshinbo Industries, Inc.	(c)11,000	120
Obayashi Corp.	25,000	172
Ono Pharmaceutical Co., Ltd.	4,300	209
Ricoh Co., Ltd.	19,000	373
Rinnai Corp.	(c)3,100	82
Rohm Co., Ltd.	(c)1,900	170
Ryosan Co., Ltd.	(c)4,900	128
Sanki Engineering Co., Ltd.	3,000	21
Sanwa Shutter Corp.	19,000	112
Sekisui Chemical Co., Ltd.	26,000	224
Sekisui House Ltd.	(c)15,000	206
Sharp Corp.	42,000	664
Shin-Etsu Polymer Co., Ltd.	10,800	156
SMC Corp.	5,900	835
Sony Corp.	6,200	274
Sumitomo Realty & Development Co., Ltd.	39,000	961
Suzuki Motor Corp.	(c)11,800	255
TDK Corp.	3,400	259
Teijin Ltd.	30,000	190
Terumo Corp.	(c)18,700	624
Toho Co., Ltd.	(c)4,100	82
Tokyo Electric Power Co., Inc. (The)	5,900	163
Toray Industries, Inc.	(c)99,000	859
Toshiba Corp.	(c)66,000	431
Toyo Ink Manufacturing Co., Ltd.	17,000	71
Toyota Motor Corp.	21,000	1,099
Tsubakimoto Chain Co.	26,000	170
Yamaha Corp.	(c)12,900	242
Yamaha Motor Co., Ltd.	(c)9,900	259
		24,458
Mexico (0.5%)
America Movil S.A. de C.V., Class L ADR	17,835	593
Netherlands (6.1%)
CSM N.V. CVA	11,200	312
ING Groep N.V. CVA	37,625	1,479
Koninklijke Ahold N.V.	(a)38,560	335
Koninklijke Numico N.V.	14,295	642
Royal Dutch Shell plc, Class A	22,289	750
Royal Dutch Shell plc, Class B	22,746	795
TNT N.V.	11,237	402
Unilever	32,360	734
Wolters Kluwer N.V. CVA	45,897	1,084
		6,533
Norway (2.0%)
Norske Skogindustrier ASA	20,487	300
Telenor ASA	65,899	797
TGS Nopec Geophysical Co. ASA	(a)62,192	1,099
		2,196
Poland (0.3%)
Bank Pekao S.A.	(c)5,039	301
Singapore (2.5%)
CapitaCommercial Trust REIT	(c)26,400	28
CapitaLand Ltd.	132,000	375
Chartered Semiconductor Manufacturing Ltd.	(a)87,000	74
City Developments Ltd.	35,000	207
DBS Group Holdings Ltd.	49,000	560
Keppel Corp., Ltd.	97,000	901
Oversea-Chinese Banking Corp., Ltd.	35,000	146
SembCorp Industries Ltd.	65,680	134
Singapore Airlines Ltd.	20,000	161
Singapore Press Holdings Ltd.	36,000	94
		2,680
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR (Registered)	(e)1,746	549
Spain (2.3%)
Altadis S.A.	8,286	392
Banco Bilbao Vizcaya Argentaria S.A.	17,189	353
Banco Popular Espanol S.A.	43,002	641
Grupo Ferrovial S.A.	(c)10,349	790

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)

Spain (cont’d)
Telefonica S.A.	(c)16,785	$280
		2,456
Sweden (1.4%)
Getinge AB, Class B	34,952	595
Telefonaktiebolaget LM Ericsson ADR	17,800	588
Telefonaktiebolaget LM Ericsson, Class B	100,950	334
		1,517
Switzerland (6.3%)
ABB Ltd. (Registered)	64,000	832
Ciba Specialty Chemicals AG (Registered)	(c)7,443	415
Nestle S.A. (Registered)	4,539	1,426
Novartis AG (Registered)	35,027	1,897
Roche Holding AG (Genusschein)	4,000	661
SGS S.A. (Registered)	710	674
Swiss Reinsurance (Registered)	9,933	694
Zurich Financial Services AG (Registered)	(a)815	178
		6,777
Turkey (0.4%)
Akbank TAS ADR	50,396	482
United Kingdom (14.3%)
Anglo American plc (London Shares)	9,157	375
AstraZeneca plc	6,893	416
Aviva plc	24,925	353
Barclays plc	56,182	638
BP plc	103,811	1,210
British Sky Broadcasting plc	17,872	190
Cadbury Schweppes plc	95,541	921
Capita Group plc	66,659	569
GlaxoSmithKline plc	32,860	918
HSBC Holdings plc	89,971	1,583
Imperial Tobacco Group plc	10,393	321
Man Group plc	3,844	181
Old Mutual plc	127,736	386
Prudential plc	59,566	673
Reckitt Benckiser plc	18,833	704
Reed Elsevier plc	84,858	857
Rexam plc	31,968	312
Rolls-Royce Group plc	(a)23,864	183
Rolls-Royce Group plc, Class B	1,432,909	3
Royal Bank of Scotland Group plc	20,983	690
SABMiller plc	34,863	628
Sportingbet plc	102,288	744
Tesco plc	100,723	622
Vodafone Group plc	429,094	915
William Hill plc	30,127	349
WM Morrison Supermarkets plc	180,577	649
		15,390
Total Common Stocks (Cost $93,391)		102,525

	Face
	Amount (000)	Value (000)

Short-Term Investments (15.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.7%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)393	$393
AmSouth Bank,
5.30%, 7/3/06	(h)785	785
Bank of America Corp.,
5.31%, 7/3/06	(h)86	86
5.32%, 7/3/06	(h)628	628
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)196	196
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)393	393
5.37%, 7/3/06	(h)471	471
BNP Paribas plc, 5.14%, 8/21/06	(h)393	393
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)400	400
Five Finance, Inc., 5.33%, 7/3/06	(h)393	393
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)196	196
5.42%, 7/3/06	(h)369	369
HSBC Finance Corp., 5.13%, 7/6/06	(h)196	196
Lehman Brothers, Inc., 5.35%, 7/3/06	1,690	1,690
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 7/3/06	(h)196	196
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)785	785
5.34%, 7/31/06	(h)118	118
Merrill Lynch & Co.,
5.07%, 7/26/06	(h)207	207
National City Bank Cleveland,
5.32%, 7/3/06	(h)373	373
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/3/06	(h)785	785
Nationwide Building Society,
5.55%, 9/28/06	(h)455	455
Nordea Bank, New York,
5.31%, 7/3/06	(h)589	589
Skandi New York,
5.14%, 7/10/06	(h)393	393
SLM Corp.,
5.27%, 7/20/06	(h)393	393
Societe Generale,
5.36%, 7/3/06	118	118
Swedish National Housing Finance Co.,
5.02%, 7/18/06	683	683
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)275	275
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)79	79
5.31%, 7/3/06	(h)589	589
		12,627

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Face
	Amount (000)	Value (000)

Repurchase Agreement (4.0%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $4,318	$ (f)4,316	$4,316
Total Short-Term Investments (Cost $16,943)		16,943
Total Investments (110.7%) (Cost $110,334) — Including $12,304 of Securities Loaned		119,468
Liabilities in Excess of Other Assets (-10.7%)		(11,574)
Net Assets (100%)		$107,894

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

AUD	1,093	$811	9/14/06	USD	809	$809	$(2)
EUR	7	9	9/14/06	USD	8	8	(1)
EUR	1,064	1,368	9/14/06	USD	1,349	1,349	(19)
EUR	1,687	2,168	9/14/06	USD	2,134	2,134	(34)
EUR	2,546	3,272	9/14/06	USD	3,219	3,219	(53)
GBP	478	885	9/14/06	USD	881	881	(4)
GBP	458	849	9/14/06	USD	845	845	(4)
GBP	1,208	2,238	9/14/06	USD	2,231	2,231	(7)
GBP	692	1,282	9/14/06	USD	1,275	1,275	(7)
GBP	1,081	2,003	9/14/06	USD	1,993	1,993	(10)
JPY	168,463	1,487	9/14/06	USD	1,488	1,488	1
JPY	138,275	1,221	9/14/06	USD	1,221	1,221	@—
JPY	112,656	995	9/14/06	USD	995	995	@—
USD	2,838	2,838	9/14/06	AUD	3,829	2,843	5
USD	454	454	9/14/06	AUD	613	455	1
USD	158	158	9/14/06	AUD	213	158	@—
USD	753	753	9/14/06	EUR	596	765	12
USD	689	689	9/14/06	EUR	544	699	10
USD	588	588	9/14/06	EUR	464	597	9
USD	118	118	7/5/06	EUR	94	120	2
USD	73	73	9/14/06	EUR	58	74	1
USD	884	884	8/17/06	EUR	684	878	(6)
USD	4,860	4,860	9/14/06	GBP	2,638	4,887	27
USD	5,388	5,388	9/14/06	GBP	2,923	5,415	27
USD	6,593	6,593	9/14/06	GBP	3,571	6,615	22
USD	574	574	9/14/06	JPY	64,987	574	@—
USD	1,178	1,178	9/14/06	JPY	133,315	1,177	(1)
USD	532	532	9/14/06	JPY	60,217	532	@—
USD	2,719	2,719	9/14/06	JPY	307,680	2,716	(3)
USD	538	538	8/17/06	JPY	58,393	514	(24)
		$47,525				$47,467	$(58)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
DJ EURO STOXX 50
(Germany)	39	$1,827	Sep-06	$119
FTSE 100 Index
(United Kingdom)	9	969	Sep-06	29
TOPIX Index
(Japan)	4	556	Sep-06	13
				$161

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)

Common Stocks (94.6%)
Australia (5.7%)
Centro Properties Group	323,350	$1,608
CFS Gandel Retail Trust	991,800	1,371
DB RREEF Trust	1,605,800	1,748
GPT Group	981,600	3,166
Investa Property Group	565,800	921
Macquarie CountryWide Trust	592,100	801
Macquarie Goodman Group	365,300	1,629
Macquarie ProLogis Trust	1,836,400	1,528
Mirvac Group	430,100	1,390
Stockland	616,150	3,214
Stockland (New)	13,635	70
Westfield Group	1,138,250	14,658
		32,104
China (0.3%)
Guangzhou R&F Properties Co., Ltd., Class H	328,000	1,520
Finland (1.3%)
Citycon Oyj	299,730	1,384
Sponda Oyj	597,331	6,112
		7,496
France (6.7%)
Gecina S.A. REIT	12,634	1,655
Klepierre REIT	96,807	11,212
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	42,019	4,684
Unibail REIT	116,136	20,246
		37,797
Germany (0.4%)
IVG Immobilien AG	66,537	2,010
Hong Kong (9.0%)
Champion REIT	(a)1,800,000	892
Cheung Kong Holdings Ltd.	202,000	2,189
China Overseas Land & Investment Ltd.	682,000	415
GZI REIT	(a)2,928,000	1,169
Henderson Land Development Co., Ltd.	1,516,000	7,876
HongKong Land Holdings Ltd.	1,981,000	7,251
Hysan Development Co., Ltd.	1,222,576	3,448
Kerry Properties Ltd.	493,980	1,682
Link REIT (The)	(a)745,000	1,492
New World Development Ltd.	4,704,277	7,753
Sun Hung Kai Properties Ltd.	1,476,000	15,052
Swire Pacific Ltd., Class A	176,000	1,816
		51,035
Italy (2.7%)
Aedes S.p.A.	189,680	1,251
Beni Stabili S.p.A.	10,264,911	10,444
Risanamento S.p.A.	511,632	3,904
		15,599
Japan (13.7%)
Aeon Mall Co., Ltd.	35,300	1,484
Daibiru Corp.	320,700	3,556
Diamond City Co., Ltd.	2,074	82
Heiwa Real Estate Co., Ltd.	55,500	323
Japan Hotel & Resort, Inc. REIT	(a)337	2,026
Japan Prime Realty Investment Corp.	53	159
Japan Real Estate Investment Corp. REIT	57	508
Japan Retail Fund Investment Corp. REIT	4	32
Mitsubishi Estate Co., Ltd.	971,000	20,618
Mitsui Fudosan Co., Ltd.	862,000	18,718
Mori Trust Sogo Reit Inc.	41	365
Nippon Building Fund, Inc. REIT	219	2,124
NTT Urban Development Corp.	968	7,545
Sumitomo Realty & Development Co., Ltd.	641,000	15,795
Tokyo Tatemono Co., Ltd.	666	739
Tokyu Land Corp.	505,000	3,932
		78,006
Netherlands (6.6%)
Corio N.V. REIT	108,879	6,772
Eurocommercial Properties N.V. CVA REIT	320,627	12,287
Rodamco Europe N.V. REIT	123,850	12,142
Wereldhave N.V. REIT	64,243	6,249
		37,450
Singapore (2.3%)
Ascott Group Ltd. (The)	2,009,600	1,308
CapitaCommercial Trust REIT	81,000	85
CapitaLand Ltd.	812,000	2,308
City Developments Ltd.	323,000	1,908
Fortune REIT	634,000	490
K-REIT Asia	(a)18,400	15
Keppel Land Ltd.	206,000	526
Singapore Land Ltd.	290,000	1,154
Suntec REIT	1,240,000	971
United Industrial Corp., Ltd.	2,762,000	2,583
UOL Group Ltd.	720,000	1,301
Wheelock Properties S Ltd.	763,000	694
		13,343
Spain (4.1%)
Fadesa Inmobiliaria S.A.	318,743	10,934
Inmobiliaria Colonial S.A.	67,291	5,345
Metrovacesa S.A.	77,190	6,970
		23,249
Sweden (4.3%)
Castellum AB	711,121	7,287
Fabege AB	253,182	4,714
Hufvudstaden AB, Class A	1,583,076	12,154
		24,155
Switzerland (0.9%)
Allreal Holding AG	10,300	1,062
PSP Swiss Property AG	(a)52,081	2,692
Swiss Prime Site AG	(a)26,963	1,389
		5,143
United Kingdom (36.6%)
Atlas Estates Ltd.	(a)237,159	1,150
British Land Co. plc	1,585,053	37,020
Brixton plc	884,141	7,836
Capital & Regional plc	524,870	9,818
Derwent Valley Holdings plc	351,587	10,194

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

	Shares	Value (000)

United Kingdom (cont’d)
Development Securities plc	175,739	$1,787
Grainger Trust plc	291,027	2,664
Great Portland Estates plc	24,720	229
Hammerson plc	1,060,388	23,217
Land Securities Group plc	1,371,322	45,493
Leo Capital plc	(a)1,621,041	1,873
Liberty International plc	961,613	18,938
London Merchant Securities plc	1,670,393	6,209
Minerva plc	2,269,782	10,703
Quintain Estates & Development plc	129,840	1,551
Shaftesbury plc	429,655	4,084
Slough Estates plc	1,382,088	15,628
Unite Group plc	881,497	6,541
Warner Estate Holdings plc	82,640	1,045
Workspace Group plc	267,027	1,787
		207,767
Total Common Stocks (Cost $492,535)		536,674

	Face
	Amount (000)

Short-Term Investment (7.1%)
Repurchase Agreement (7.1%)
J.P. Morgan Securities, Inc., 5.10%
dated 6/30/06, due 7/3/06,
repurchase price $40,563
(Cost $40,546)	$ (f)40,546	40,546
Total Investments (101.7%) (Cost $533,081)		577,220
Liabilities in Excess of Other Assets (-1.7%)		(9,588)
Net Assets (100%)		$567,632

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

USD	40	$40	7/3/06	JPY	4,653	$41	$1
USD	2,374	2,374	7/3/06	HKD	18,441	2,375	1
USD	634	634	7/5/06	JPY	73,833	645	11
USD	6	6	7/5/06	JPY	676	6	@—
USD	26	26	7/5/06	SGD	42	26	@—
USD	14	14	7/5/06	SGD	22	14	@—
		$3,094				$3,107	$13

HKD — Hong Kong Dollar
JPY — Japanese Yen
SGD — Singapore Dollar
USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)

Common Stocks (98.1%)
Australia (4.3%)
Goodman Fielder Ltd.	(a)8,189,951	$13,024
Infomedia Ltd.	13,083,415	6,076
John Fairfax Holdings Ltd.	2,187,015	6,094
MYOB Ltd.	10,321,213	7,018
Pacific Brands Ltd.	10,120,043	16,169
Ramsay Health Care Ltd.	1,511,139	10,791
		59,172
Austria (1.0%)
Zumtobel AG	(a)599,452	13,648
Belgium (2.0%)
Omega Pharma S.A.	405,864	28,344
Bermuda (0.9%)
Catlin Group Ltd.	1,602,671	12,744
Denmark (1.6%)
Carlsberg A/S, Class B	207,467	15,172
Danisco A/S	95,984	6,995
		22,167
Finland (1.6%)
Uponor Oyj	302,055	8,171
Wartsila Oyj, Class B	346,042	14,606
		22,777
France (7.1%)
Bull S.A.	(a)1,770,680	11,845
GL Trade S.A.	184,203	7,985
Icade Promesses	(a)196,704	8,637
Ipsen S.A.	426,633	17,244
Neopost S.A.	118,617	13,518
Nexans S.A.	159,177	11,350
NRJ Group	311,646	6,142
Saft Groupe S.A.	441,098	11,735
Zodiac S.A.	176,809	9,944
		98,400
Germany (6.7%)
AWD Holding AG	534,733	17,933
GFK AG	373,259	13,607
Hugo Boss AG (Non-Voting Shares)	220,332	9,294
IWKA AG	(a)261,592	6,829
K&S AG	201,143	16,226
Sartorius AG (Non-Voting Shares)	318,545	12,313
SCS Standard Computersysteme AG	(a)(d)(i)(l)21,289	@—
Techem AG	373,702	17,303
		93,505
Hong Kong (1.0%)
Asia Satellite Telecommunications Holdings Ltd.	766,000	1,302
Solomon Systech International Ltd.	48,639,900	12,275
Weichai Power Co., Ltd., Class H	400	1
		13,578
Ireland (2.6%)
Glanbia plc	2,395,738	6,956
Kerry Group plc, Class A	1,391,868	29,908
		36,864
Italy (5.8%)
Banca CR Firenze	3,966,435	11,225
Banca Italease S.p.A.	157,207	7,880
Buzzi Unicem S.p.A.	774,480	17,771
Davide Campari-Milano S.p.A.	1,974,635	20,471
Interpump S.p.A.	895,706	7,848
SAES Getters S.p.A.	359,290	10,174
Sogefi S.p.A.	690,226	4,829
		80,198
Japan (27.2%)
Aplus Co., Ltd.	(a)4,752,400	20,515
Ariake Japan Co., Ltd.	1,450,000	32,056
Asia Securities Printing Co., Ltd.	736,600	6,971
Century Leasing System, Inc.	687,800	10,842
Fuyo General Lease Co., Ltd	447,100	17,776
Hurxley Corp.	329,737	5,475
Internet Initiative Japan	(a)1,558	5,105
Japan Securities Finance Co., Ltd.	2,992,000	35,505
Mabuchi Motor Co., Ltd.	233,600	13,962
Mars Engineering Corp	265,000	8,452
Milbon Co., Ltd.	172,600	7,028
Nakanishi, Inc.	177,700	16,723
Nihon Trim Co., Ltd.	148,250	6,982
Nippon Restaurant System, Inc.	404,500	14,315
Nissha Printing Co., Ltd.	590,000	22,014
Nisshin Fire & Marine Insurance Co., Ltd. (The)	3,806,200	17,594
Patlite Corp.	537,500	5,594
Rengo Co., Ltd.	2,572,000	19,441
Sanyo Electric Credit Co., Ltd.	338,500	7,143
Shinkawa Ltd.	787,300	20,604
Sumitomo Osaka Cement Co., Ltd.	11,507,000	35,394
Taiheiyo Cement Corp.	6,683,000	24,644
Taisei Lamick Co., Ltd.	235,500	6,750
Takuma Co., Ltd.	1,598,000	10,738
Yamaichi Electronics Co., Ltd.	587,800	6,251
		377,874
Netherlands (4.8%)
Getronics N.V.	1,606,623	17,282
Macintosh Retail Group NV	450,128	15,015
Ordina N.V.	387,878	8,970
Randstad Holdings N.V.	240,871	14,123
USG People N.V.	143,133	10,948
		66,338
New Zealand (2.5%)
Fisher & Paykel Healthcare Corp., Ltd.	5,661,750	14,868
Warehouse Group Ltd.	6,728,068	20,333
		35,201
Norway (5.7%)
Eltek ASA	(a)839,095	11,188

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

	Shares	Value (000)

Norway (cont’d)
Norske Skogindustrier ASA	1,459,295	$21,392
Revus Energy ASA	(a)419,101	3,669
Schibsted ASA	1,339,496	35,720
Veidekke ASA	224,214	7,456
		79,425
South Korea (0.8%)
KT&G Corp.	182,590	10,662
Spain (0.7%)
Miquel y Costas & Miquel S.A.	326,440	9,603
Sweden (5.1%)
Billerud Uddeholm AB	794,429	10,542
Eniro AB	1,746,039	18,378
Micronic Laser Systems AB	(a)880,402	9,726
Saab AB, Class B	944,037	24,005
Swedish Match AB	470,950	7,591
		70,242
Switzerland (3.7%)
Bucher Industries AG (Registered)	137,750	11,155
Galenica Holding AG (Registered)	70,786	14,272
Schindler Holding AG	159,027	8,254
Sia Abrasives Holding AG	29,025	9,022
Zehnder Group AG, Class B	5,882	9,141
		51,844
United Kingdom (13.0%)
Britvic plc	5,937,691	21,960
Cattles plc	2,292,296	13,957
De La Rue plc	902,453	9,120
Devro plc	2,721,278	5,888
FKI plc	3,819,217	7,557
Luminar plc	1,957,130	20,050
Plusnet plc	(a)840,135	2,680
Premier Foods plc	1,553,088	8,767
RHM plc	3,609,968	19,075
Rotork plc	808,418	10,240
Spirax-Sarco Engineering plc	1,102,411	18,520
Stagecoach Group plc	5,613,883	11,964
William Hill plc	1,287,922	14,921
Wincanton plc	2,722,960	15,635
		180,334
Total Common Stocks (Cost $1,136,836)		1,362,920

	Face
	Amount (000)

Short-Term Investment (1.6%)
Repurchase Agreement (1.6%)
J.P Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $21,807 (Cost $21,798)	$ (f)21,798	21,798
Total Investments (99.7%) (Cost $1,158,634)		1,384,718
Other Assets in Excess of Liabilities (0.3%)		4,084
Net Assets (100%)		$1,388,802

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At June 30, 2006, this security had a market value of $0, representing 0.0% of net assets.

(l)	Security has been deemed illiquid — at June 30, 2006
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

CHF	2,253	$1,843	7/5/06	USD	1,827	$1,827	$(16)
EUR	250	320	7/3/06	USD	313	314	(6)
EUR	554	708	7/3/06	USD	704	704	(4)
EUR	865	1,106	7/5/06	USD	1,099	1,099	(7)
HKD	4,034	520	7/3/06	USD	520	520	@—
NZD	2,709	1,651	7/5/06	USD	1,650	1,650	(1)
USD	2,399	2,399	7/3/06	AUD	3,292	2,446	47
USD	764	764	7/3/06	CHF	953	780	16
USD	634	634	7/3/06	AUD	854	634	@—
USD	870	870	7/3/06	EUR	684	876	6
USD	531	531	7/3/06	EUR	418	534	3
USD	294	294	7/3/06	JPY	34,214	299	5
USD	739	739	7/3/06	JPY	84,740	740	1
USD	239	239	7/3/06	SEK	1,759	244	5
NZD	156	95	7/3/06	USD	93	93	(2)
		$12,713				$12,760	$47

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Focus Equity Portfolio

	Shares	Value (000)

Common Stocks (98.1%)
Advertising Agencies (4.0%)
Getty Images, Inc.	(a)20,545	$1,305
Monster Worldwide, Inc.	(a)30,780	1,313
		2,618
Air Transport (3.5%)
Expeditors International of Washington, Inc.	40,598	2,274
Biotechnology Research & Production (1.9%)
Genentech, Inc.	(a)15,395	1,259
Communications Technology (5.9%)
America Movil S.A. de C.V., Class L ADR	75,204	2,501
Crown Castle International Corp.	(a)38,411	1,327
		3,828
Computer Services Software & Systems (5.7%)
Google, Inc., Class A	(a)8,825	3,700
Computer Technology (4.4%)
Apple Computer, Inc.	(a)25,624	1,464
Dell, Inc.	(a)57,925	1,414
		2,878
Consumer Electronics (7.9%)
Electronic Arts, Inc.	(a)42,628	1,835
Yahoo!, Inc.	(a)99,505	3,283
		5,118
Education Services (2.2%)
Apollo Group, Inc., Class A	(a)27,505	1,421
Energy — Miscellaneous (7.3%)
Ultra Petroleum Corp.	(a)80,462	4,769
Financial Data Processing Services & Systems (3.8%)
First Data Corp.	54,324	2,447
Financial — Miscellaneous (12.5%)
American Express Co.	45,795	2,437
Berkshire Hathaway, Inc., Class B	(a)694	2,112
Chicago Mercantile Exchange Holdings, Inc.	2,710	1,331
Moody’s Corp.	42,093	2,292
		8,172
Health Care Services (1.9%)
UnitedHealth Group, Inc.	27,936	1,251
Homebuilding (2.6%)
Pulte Homes, Inc.	59,351	1,709
Materials & Processing (4.8%)
Monsanto Co.	36,809	3,099
Radio & TV Broadcasters (2.4%)
Grupo Televisa S.A. ADR	81,100	1,566
Real Estate Investment Trusts (REIT) (5.5%)
Brookfield Asset Management, Inc., Class A	87,866	3,569
Retail (11.7%)
Amazon.Com, Inc.	(a)49,685	1,922
Costco Wholesale Corp.	40,502	2,314
Sears Holdings Corp.	(a)22,039	3,412
		7,648
Services: Commercial (7.4%)
Corporate Executive Board Co.	17,013	1,705
eBay, Inc.	(a)106,141	3,109
		4,814
Shipping (2.7%)
C.H. Robinson Worldwide, Inc.	33,542	1,788
Total Common Stocks (Cost $57,514)		63,928

	Face
	Amount (000)

Short-Term Investment (2.8%)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $1,839 (Cost $1,838)	$ (f)1,838	1,838
Total Investments (100.9%) (Cost $59,352)		65,766
Liabilities in Excess of Other Assets (-0.9%)		(616)
Net Assets (100%)		$65,150

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

	Shares	Value (000)

Common Stocks (96.9%)
Aerospace (2.2%)
Northrop Grumman Corp.	40,210	$2,576
Raytheon Co.	61,290	2,732
		5,308
Automobiles (1.0%)
Honda Motor Co., Ltd. ADR	74,780	2,379
Banks: Outside New York City (2.0%)
Fifth Third Bancorp	49,770	1,839
PNC Financial Services Group, Inc.	41,680	2,925
		4,764
Beverages: Brewers (Wineries) (0.9%)
Diageo plc ADR	32,640	2,205
Beverages: Soft Drinks (1.6%)
Coca Cola Co. (The)	92,620	3,984
Biotechnology (0.5%)
Applera Corp. - Applied Biosystems Group	38,790	1,255
Chemicals (4.2%)
Bayer AG ADR	159,410	7,319
E.I. Du Pont de Nemours & Co.	70,390	2,928
		10,247
Communications & Media (5.3%)
Time Warner, Inc.	335,750	5,809
Viacom, Inc., Class B	(a)79,560	2,851
Walt Disney Co. (The)	141,080	4,232
		12,892
Communications Technology (0.6%)
Motorola, Inc.	64,780	1,306
Computer Services Software & Systems (1.7%)
Symantec Corp.	(a)272,910	4,241
Computer Technology (0.3%)
Hewlett-Packard Co.	23,119	732
Diversified Financial Services (12.4%)
Bank of America Corp.	94,259	4,534
Citigroup, Inc.	149,410	7,208
Goldman Sachs Group, Inc.	10,870	1,635
J.P. Morgan Chase & Co.	199,864	8,394
Merrill Lynch & Co., Inc.	80,870	5,625
State Street Corp.	47,710	2,772
		30,168
Drugs & Pharmaceuticals (15.1%)
Abbott Laboratories	109,830	4,790
Bristol-Myers Squibb Co.	232,000	5,999
Eli Lilly & Co.	89,490	4,946
GlaxoSmithKline plc ADR	45,500	2,539
Pfizer, Inc.	139,980	3,285
Roche Holding AG ADR	61,620	5,117
Sanofi-Aventis ADR	42,250	2,058
Schering-Plough Corp.	253,540	4,825
Wyeth	74,690	3,317
		36,876
Electronics: Semi-Conductors/Components (1.8%)
Intel Corp.	124,474	2,359
Micron Technology, Inc.	(a)140,960	2,123
		4,482
Energy Equipment (1.3%)
Schlumberger Ltd.	49,260	3,207
Financial — Miscellaneous (4.8%)
Freddie Mac	81,340	4,637
H & R Block, Inc.	4,700	112
Marsh & McLennan Cos., Inc.	162,420	4,368
MGIC Investment Corp.	24,550	1,596
PMI Group, Inc. (The)	20,420	910
		11,623
Foods (3.1%)
Cadbury Schweppes plc ADR	65,210	2,532
ConAgra Foods, Inc.	27,500	608
Unilever N.V. (NY Shares)	199,830	4,506
		7,646
Insurance: Life (0.7%)
Cigna Corp.	15,970	1,573
Insurance: Multi-Line (2.5%)
Ace Ltd.	6,690	339
Aegon N.V. (NY Registered Shares)	65,040	1,110
Hartford Financial Services Group, Inc.	29,610	2,505
XL Capital Ltd., Class A	33,050	2,026
		5,980
Insurance: Property & Casualty (3.6%)
Chubb Corp.	81,740	4,079
St. Paul Travelers Cos., Inc. (The)	107,035	4,771
		8,850
Manufacturing (2.4%)
Ingersoll Rand Co., Ltd., Class A	41,360	1,769
Siemens AG ADR	47,920	4,161
		5,930
Materials & Processing — Miscellaneous (1.3%)
Newmont Mining Corp.	60,960	3,227
Multi-Sector Companies (2.6%)
General Electric Co.	189,410	6,243
Oil: Integrated Domestic (5.8%)
BP plc ADR	54,890	3,821
ConocoPhillips	77,380	5,071
Marathon Oil Corp.	9,750	812
Royal Dutch Shell plc ADR	64,530	4,322
		14,026
Oil: Integrated International (0.7%)
Exxon Mobil Corp.	27,190	1,668
Radio & TV Broadcasters (2.1%)
Clear Channel Communications, Inc.	167,100	5,172
Retail (3.1%)
Kohl’s Corp.	(a)21,140	1,250
McDonald’s Corp.	36,850	1,238

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

	Shares	Value (000)

Retail (cont’d)
Office Depot, Inc.	(a)28,630	$1,088
Wal-Mart Stores, Inc.	81,140	3,908
		7,484
Securities Brokerage & Services (1.6%)
Charles Schwab Corp. (The)	238,680	3,814
Soaps & Household Chemicals (1.0%)
Procter & Gamble Co.	45,290	2,518
Tobacco (1.1%)
Altria Group, Inc.	36,100	2,651
Utilities: Cable TV & Radio (0.4%)
Comcast Corp., Class A	(a)32,900	1,077
Utilities: Electrical (3.5%)
American Electric Power Co., Inc.	66,260	2,269
Entergy Corp.	49,042	3,470
FirstEnergy Corp.	51,840	2,810
		8,549
Utilities: Telecommunications (5.7%)
Embarq Corp.	(a)31,136	1,276
France Telecom S.A. ADR	113,500	2,481
Sprint Nextel Corp.	256,834	5,134
Verizon Communications, Inc.	151,129	5,062
		13,953
Total Common Stocks (Cost $220,245)		236,030

	Face
	Amount (000)

Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $7,391 (Cost $7,388)	$ (f)7,388	7,388
Total Investments (99.9%) (Cost $227,633)		243,418
Other Assets in Excess of Liabilities (0.1%)		263
Net Assets (100%)		$243,681

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)

Common Stocks (99.9%)
Advertising Agencies (1.1%)
Focus Media Holding Ltd. ADR	(a)314,134	$20,469
Biotechnology Research & Production (1.0%)
Idexx Laboratories, Inc.	(a)259,135	19,469
Building: Cement (1.5%)
Texas Industries, Inc.	530,640	28,177
Communications & Media (1.4%)
CKX, Inc.	(a)1,284,859	17,436
First Avenue Networks, Inc.	(a)978,070	10,641
		28,077
Communications Technology (1.1%)
3Com Corp.	(a)4,063,300	20,804
Computer Services Software & Systems (9.4%)
Bankrate, Inc.	(a)404,555	15,276
Blackboard, Inc.	(a)706,300	20,454
Convera Corp.	(a)877,283	5,895
Equinix, Inc.	(a)831,814	45,633
IHS, Inc.	(a)1,484,093	43,974
SkillSoft plc ADR	(a)5,263,200	32,211
Websense, Inc.	(a)873,100	17,933
		181,376
Consumer Electronics (0.9%)
CNET Networks, Inc.	(a)2,230,355	17,798
Consumer Staples — Miscellaneous (3.0%)
ACCO Brands Corp.	(a)774,900	16,970
Peet’s Coffee & Tea, Inc.	(a)780,277	23,557
Spectrum Brands, Inc.	(a)1,320,300	17,058
		57,585
Diversified (1.2%)
Beacon Roofing Supply, Inc.	(a)1,035,528	22,792
Drugs & Pharmaceuticals (5.7%)
Adams Respiratory Therapeutics, Inc.	(a)467,272	20,850
Flamel Technologies ADR	(a)444,591	8,212
Gen-Probe, Inc.	(a)558,691	30,158
Medicis Pharmaceutical Corp., Class A	1,645,080	39,482
Noven Pharmaceuticals, Inc.	(a)638,300	11,426
		110,128
Education Services (4.5%)
Ambassadors Group, Inc.	1,255,853	36,269
Strayer Education, Inc.	535,056	51,965
		88,234
Electronics: Medical Systems (0.8%)
Hologic, Inc.	(a)294,600	14,541
Electronics: Semi-Conductors/Components (1.5%)
Tessera Technologies, Inc.	(a)1,074,812	29,557
Energy — Miscellaneous (2.8%)
Gasco Energy, Inc.	(a)3,512,569	15,631
Quicksilver Resources, Inc.	(a)442,782	16,299
Range Resources Corp.	803,282	21,841
		53,771
Engineering & Contracting Services (1.9%)
Grupo Aeroportuario del Sureste S.A. de CV ADR	1,172,159	37,333
Forest Products (0.8%)
Deltic Timber Corp.	283,400	15,975
Health Care — Miscellaneous (0.9%)
Visicu, Inc.	(a)1,020,067	18,004
Health Care Services (2.8%)
Stericycle, Inc.	(a)825,406	53,734
Homebuilding (3.9%)
Brookfield Homes Corp.	(a)521,200	17,174
Desarrolladora Homex S.A. de C.V. ADR	(a)1,247,542	40,932
Meritage Homes Corp.	(a)375,000	17,719
		75,825
Hotel/Motel (2.0%)
Gaylord Entertainment Co.	(a)877,285	38,285
Household Furnishings (2.0%)
Select Comfort Corp.	(a)1,660,200	38,135
Industrial Products (0.8%)
Mueller Water Products, Inc.	(a)938,883	16,346
Investment Management Companies (3.7%)
Gmarket, Inc. ADR	(a)853,354	13,116
Greenhill & Co., Inc.	951,706	57,826
		70,942
Leisure Time (3.2%)
Pool Corp.	969,828	42,314
WMS Industries, Inc.	(a)731,132	20,026
		62,340
Machinery: Industrial/Specialty (0.9%)
Middleby Corp.	(a)211,140	18,276
Medical & Dental Instruments & Supplies (2.3%)
Techne Corp.	(a)888,111	45,223
Oil: Crude Producers (0.7%)
Aurora Oil & Gas Corp.	(a)147,620	590
GMX Resources, Inc.	(a)449,000	13,883
		14,473
Printing & Copying Services (0.9%)
VistaPrint Ltd.	(a)658,800	17,616
Publishing — Miscellaneous (2.5%)
Morningstar, Inc.	(a)1,184,879	49,149
Real Estate Investment Trusts (REIT) (1.7%)
Jones Lang LaSalle, Inc.	373,301	32,683
Restaurants (3.2%)
BJ’s Restaurants, Inc.	(a)1,168,208	26,098
P.F. Chang’s China Bistro, Inc.	(a)930,556	35,380
		61,478
Retail (13.0%)
AFC Enterprises, Inc.	(a)1,785,250	22,762
Blue Nile, Inc.	(a)1,236,683	39,772
Build-A-Bear Workshop, Inc.	(a)1,009,775	21,720
Chipotle Mexican Grill, Inc.	(a)522,992	31,876
Citi Trends, Inc.	(a)647,489	27,641
Ctrip.com International Ltd. ADR	427,700	21,834
J Crew Group, Inc.	(a)1,161,471	31,882
Krispy Kreme Doughnuts, Inc.	(a)1,095,827	8,920
Pantry, Inc. (The)	(a)335,362	19,297

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)

Retail (cont’d)
Tractor Supply Co.	(a)496,911	$27,464
		253,168
Service Organizations (1.1%)
Steiner Leisure Ltd.	(a)521,200	20,603
Services: Commercial (7.1%)
Advisory Board Co. (The)	(a)1,133,362	54,503
Coinstar, Inc.	(a)593,945	14,219
CoStar Group, Inc.	(a)864,569	51,727
Macquarie Infrastructure Co. Trust	644,467	17,781
		138,230
Technology — Miscellaneous (0.4%)
Housevalues, Inc.	(a)1,206,711	8,363
Telecommunications Equipment (2.7%)
SBA Communications Corp., Class A	(a)2,039,038	53,300
Textile Apparel Manufacturers (0.8%)
Carter’s, Inc.	(a)593,066	15,675
Toys (1.1%)
Marvel Entertainment, Inc.	(a)1,079,000	21,580
Truckers (2.9%)
Landstar System, Inc.	1,180,440	55,752
Utilities: Telecommunications (0.7%)
IDT Corp., Class B	(a)1,015,439	14,003
Total Common Stocks (Cost $1,779,013)		1,939,269

	Face
	Amount (000)

Short-Term Investment (1.6%)
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $30,458 (Cost $30,445)	$ (f)30,445	30,445
Total Investments (101.5%) (Cost $1,809,458)		1,969,714
Liabilities in Excess of Other Assets (-1.5%)		(30,060)
Net Assets (100.0%)		$1,939,654

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)

Common Stocks (95.7%)
Aerospace & Defense (3.4%)
Boeing Co. (The)	368	$30
General Dynamics Corp.	562	37
Lockheed Martin Corp.	406	29
Northrop Grumman Corp.	496	32
Raytheon Co.	373	17
United Technologies Corp.	814	51
		196
Air Freight & Logistics (1.0%)
FedEx Corp.	281	33
United Parcel Service, Inc., Class B	300	25
		58
Auto Components (0.5%)
Johnson Controls, Inc.	351	29
Automobiles (0.3%)
Oshkosh Truck Corp.	366	17
Beverages (1.9%)
Brown-Forman Corp., Class B	255	18
Coca Cola Co. (The)	410	18
MGP Ingredients, Inc.	(c)1,323	31
Pepsi Bottling Group, Inc.	726	23
PepsiCo., Inc.	319	19
		109
Biotechnology (2.1%)
Amgen, Inc.	(a)468	31
Applera Corp. - Applied Biosystems Group	900	29
Genentech, Inc.	(a)(c)233	19
Gilead Sciences, Inc.	(a)392	23
OSI Pharmaceuticals, Inc.	(a)(c)512	17
		119
Capital Markets (4.5%)
Bear Stearns Co., Inc.	372	52
E*Trade Financial Corp.	(a)975	22
Goldman Sachs Group, Inc.	503	76
Lehman Brothers Holdings, Inc.	800	52
Merrill Lynch & Co., Inc.	856	60
		262
Chemicals (0.0%)
Tronox, Inc.	(c)20	@—
Commercial Banks (4.5%)
Bank of America Corp.	2,637	127
BB&T Corp.	647	27
National City Corp.	475	17
Suntrust Banks, Inc.	371	28
Wachovia Corp.	734	40
Wells Fargo & Co.	318	21
		260
Communications Equipment (4.0%)
Cisco Systems, Inc.	(a)4,438	87
Comverse Technology, Inc.	(a)803	16
Corning, Inc.	(a)2,083	50
Motorola, Inc.	1,905	38
QUALCOMM, Inc.	459	19
Tellabs, Inc.	(a)1,374	18
		228
Computers & Peripherals (2.7%)
Apple Computer, Inc.	(a)240	14
Hewlett-Packard Co.	2,491	79
International Business Machines Corp.	522	40
Lexmark International, Inc.	(a)414	23
		156
Consumer Finance (1.0%)
American Express Co.	431	23
AmeriCredit Corp.	(a)552	15
Capital One Financial Corp.	(c)209	18
		56
Diversified Financial Services (3.9%)
Chicago Mercantile Exchange Holdings, Inc.	54	26
CIT Group, Inc.	397	21
Citigroup, Inc.	2,048	99
J.P. Morgan Chase & Co.	1,870	78
		224
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,947	54
BellSouth Corp.	1,314	48
Centurytel, Inc.	507	19
Verizon Communications, Inc.	1,115	37
		158
Electric Utilities (1.1%)
AES Corp. (The)	(a)1,019	19
Exelon Corp.	383	22
Pepco Holdings, Inc.	932	22
		63
Electronic Equipment & Instruments (0.5%)
Jabil Circuit, Inc.	392	10
Vishay Intertechnology, Inc.	(a)(c)1,056	17
		27
Energy Equipment & Services (2.0%)
FMC Corp.	264	17
Halliburton Co.	216	16
Nabors Industries, Inc.	(a)408	14
National Oilwell Varco, Inc.	(a)220	14
Rowan Cos., Inc.	387	14
Transocean, Inc.	(a)270	21
Weatherford International, Ltd.	(a)427	21
		117
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	517	29
CVS Corp.	555	17
Kroger Co. (The)	1,699	37
Safeway, Inc.	1,031	27
Supervalu, Inc.	(c)379	12
Wal-Mart Stores, Inc.	845	41
		163
Food Products (1.4%)
Archer-Daniels-Midland Co.	1,365	56
Hormel Foods Corp.	631	24
		80

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)

Gas Utilities (0.5%)
AGL Resources, Inc.	767	$29
Health Care Equipment & Supplies (1.1%)
Advanced Medical Optics, Inc.	(a)(c)446	23
Kinetic Concepts, Inc.	(a)501	22
Thermo Electron Corp.	(a)469	17
		62
Health Care Providers & Services (4.8%)
Aetna, Inc.	380	15
AmerisourceBergen Corp.	564	24
Cardinal Health, Inc.	376	24
Coventry Health Care, Inc.	(a)225	12
Express Scripts, Inc.	(a)249	18
Humana, Inc.	(a)715	38
Quest Diagnostics, Inc.	578	35
UnitedHealth Group, Inc.	1,286	58
Wellpoint Health Networks, Inc.	(a)726	53
		277
Hotels Restaurants & Leisure (1.8%)
Darden Restaurants, Inc.	424	17
Harrah’s Entertainment, Inc.	257	18
Marriot International, Inc., Class A	614	23
Sonic Corp.	(a)(c)717	15
Starbucks Corp.	(a)(c)449	17
Starwood Hotels & Resorts Worldwide, Inc.	269	16
		106
Household Durables (0.5%)
Tempur-Pedic International, Inc.	(a)(c)1,199	16
Whirlpool, Inc.	(c)162	14
		30
Household Products (1.4%)
Colgate-Palmolive Co.	294	18
Energizer Holdings, Inc.	(a)(c)238	14
Procter & Gamble Co.	909	50
		82
Industrial Conglomerates (2.4%)
General Electric Co.	3,560	117
Tyco International Ltd.	853	24
		141
Information Technology Services (1.9%)
Automatic Data Processing, Inc.	374	17
Ceridian Corp.	(a)815	20
Computer Sciences Corp.	(a)589	29
Convergys Corp.	(a)1,146	22
FISERV, Inc.	(a)483	22
		110
Insurance (4.0%)
American Financial Group, Inc.	530	23
American International Group, Inc.	783	46
Archstone-Smith Trust REIT	432	22
Chubb Corp.	710	36
Commerce Group, Inc.	540	16
Loews Corp.	903	32
Prudential Financial, Inc.	335	26
St. Paul Travelers Cos., Inc. (The)	609	27
		228
Internet & Catalog Retail (0.3%)
eBay, Inc.	(a)500	15
Internet Software & Services (0.3%)
Yahoo!, Inc.	(a)482	16
Machinery (1.9%)
Caterpillar, Inc.	321	24
Danaher Corp.	121	8
Deere & Co.	436	36
Eaton Corp.	100	8
Ingersoll Rand Co., Ltd., Class A	486	20
Timken Co.	(c)446	15
		111
Media (2.4%)
Comcast Corp.	(a)1,043	34
Meredith Corp.	282	14
News Corp, Inc.	1,477	29
Time Warner, Inc.	755	13
Walt Disney Co. (The)	1,708	51
		141
Metals & Mining (1.8%)
Alcan, Inc.	(c)369	17
Alcoa, Inc.	319	10
Phelps Dodge Corp.	312	26
Rio Tinto plc	(c)83	17
Southern Copper Corp.	(c)163	15
United States Steel LLC	302	21
		106
Multi-Utilities (0.8%)
Duke Energy Corp.	946	28
PG&E Corp.	432	17
		45
Multiline Retail (1.8%)
Federated Department Stores, Inc.	982	36
J.C. Penney Co., Inc.	671	45
Nordstrom, Inc.	658	24
		105
Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	726	35
Chesapeake Energy Corp.	(a)402	12
Chevron Corp.	908	56
ConocoPhillips	1,006	66
Devon Energy Corp.	236	14
Exxon Mobil Corp.	2,484	152
Hess Corp.	714	38
Kerr McGee Corp.	196	14
Marathon Oil Co.	288	24
Monsanto Co.	349	29
Overseas Shipholding Group, Inc.	284	17
Tesoro Petroleum Corp.	251	19
Valero Energy Corp.	444	29
		505
Personal Products (0.4%)
Estee Lauder Cos., Inc. (The)	543	21
Pharmaceuticals (4.8%)
Abbott Laboratories	385	17
Johnson & Johnson	877	53

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)

Pharmaceuticals (cont’d)
Merck & Co., Inc.	2,067	$75
Mylan Labs, Inc.	719	14
Pfizer, Inc.	2,333	55
Schering-Plough Corp.	594	11
Wyeth	1,168	52
		277
Real Estate (0.3%)
CapitalSource, Inc.	645	15
Road & Rail (2.2%)
Burlington North Santa Fe Corp.	610	48
CSX Corp.	592	42
Norfolk Southern Corp.	663	35
		125
Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.	1,031	17
ASML Holding N.V. (NY Shares)	(a)765	16
Freescale Semiconductor, Inc., Class B	(a)722	21
Intel Corp.	1,597	30
Novellus Systems, Inc.	(a)200	5
Texas Instruments, Inc.	575	17
		106
Software (2.4%)
Autodesk, Inc.	(a)415	14
Intuit, Inc.	(a)318	19
Microsoft Corp.	2,741	64
Parametric Technology Corp.	(a)1,012	13
Reynolds & Reynolds Co. (The)	(c)552	17
Synopsys, Inc.	(a)748	14
		141
Specialty Retail (2.1%)
Abercrombie & Fitch Co.	252	14
American Eagle Outfitters, Inc.	981	33
Barnes & Noble, Inc.	481	18
Home Depot, Inc.	410	15
Men’s Wearhouse, Inc.	413	12
Office Depot, Inc.	(a)388	15
Staples, Inc.	625	15
		122
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	(a)536	16
Polo Ralph Lauren Corp.	308	17
		33
Thrifts & Mortgage Finance (1.4%)
IndyMac Bancorp, Inc.	(c)339	15
MGIC Investment Corp.	335	22
Radian Group, Inc.	(c)349	22
Washington Mutual, Inc.	456	21
		80
Tobacco (2.2%)
Altria Group, Inc.	976	71
Loews Corp. - Carolina Group	424	22
Reynolds American, Inc.	(c)285	33
		126
Trading Companies & Distributors (0.3%)
WESCO International, Inc.	(a)238	16
Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.	(a)766	26
Total Common Stocks (Cost $5,646)		5,519

	Face
	Amount (000)

Short-Term Investments (10.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.1%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)11	11
AmSouth Bank,
5.30%, 7/3/06	(h)22	22
Bank of America Corp.,
5.31%, 7/3/06	(h)2	2
5.32%, 7/3/06	(h)17	17
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)5	5
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)11	11
5.37%, 7/3/06	(h)13	13
BNP Paribas plc, 5.14%, 8/21/06	(h)11	11
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)11	11
Five Finance, Inc., 5.33%, 7/3/06	(h)11	11
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)6	6
5.42%, 7/3/06	(h)10	10
HSBC Finance Corp., 5.13%, 7/6/06	(h)6	6
Lehman Brothers, Inc., 5.35%, 7/3/06	47	47
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%,
7/3/06	(h)5	5
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)22	22
5.34%, 7/31/06	(h)3	3
Merrill Lynch & Co., 5.07%, 7/26/06	(h)6	6
National City Bank Cleveland,
5.32%, 7/3/06	(h)10	10
National Rural Utilities Cooperative Finance
Corp., 5.10%, 7/3/06	(h)22	22
Nationwide Building Society,
5.55%, 9/28/06	(h)13	13
Nordea Bank, New York,
5.31%, 7/3/06	(h)16	16
Skandi New York, 5.14%, 7/10/06	(h)11	11
SLM Corp., 5.27%, 7/20/06	(h)11	11
Societe Generale, 5.36%, 7/3/06	4	4
Swedish National Housing Finance Co.,
5.02%, 7/18/06	19	19
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)8	8
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)2	2
5.31%, 7/3/06	(h)16	16
		351

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Face
	Amount (000)	Value (000)

Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $236	$ (f)236	$236
Total Short-Term Investments (Cost $587)		587
Total Investments (105.9%) (Cost $6,233) — including $345 of Securities Loaned		6,106
Liabilities in Excess of Other Assets (-5.9%)		(341)
Net Assets (100%)		$5,765

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
E-Mini S&P 500
(United States)	3	$192	Sep-06	$5

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which repre-sent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)

Common Stocks (97.3%)
Advertising Agencies (0.6%)
InVentive Health, Inc.	(a)753	$21
Sitel Corp.	(a)4,545	18
		39
Aerospace & Defense (0.2%)
MTC Technologies, Inc.	(a)491	12
Air Transport (1.5%)
AAR Corp.	(a)(c)1,482	33
Alaska Air Group, Inc.	(a)709	28
Bristow Group, Inc.	(a)(c)536	19
Republic Airways Holdings, Inc.	(a)795	14
		94
Aluminum (0.8%)
Aleris International, Inc.	(a)780	36
Century Aluminum Co.	(a)(c)447	16
		52
Auto Parts: After Market (1.0%)
Commercial Vehicle Group, Inc.	(a)(c)515	11
Keystone Automotive Industries, Inc.	(a)(c)492	21
Navistar International Corp.	(a)1,187	29
		61
Auto Parts: Original Equipment (0.2%)
Noble International, Ltd.	304	4
Superior Industries International, Inc.	630	12
		16
Banks: Outside New York City (4.1%)
Bankfirst Corp.	286	13
Capitol Bancorp Ltd.	342	13
Center Financial Corp.	(c)438	10
Citizens First Bancorp, Inc.	253	7
City Holding Co.	879	32
First Bancorp North Carolina	(c)257	5
First Community Bankshares, Inc.	(c)373	12
First Source Corp.	(c)311	11
FNB Corp.	173	6
Greene County Bancshares, Inc.	123	4
Harleysville National Corp.	(c)1,109	23
Heartland Financial USA, Inc.	(c)231	6
MBT Financial Corp.	321	5
Mercantile Bank Corp.	144	6
Northern Empire Bancshares	(a)(c)233	6
Peoples Bancorp, Inc.	401	12
SCBT Financial Corp.	(c)201	7
Simmons First National Corp.	476	14
Taylor Capital Group, Inc.	99	4
Umpqua Holdings Corp.	1,405	36
Virginia Financial Group, Inc.	203	9
Wilshire Bancorp, Inc.	729	13
		254
Biotechnology Research & Production (2.6%)
Alexion Pharmaceuticals, Inc.	(a)741	27
Arena Pharmaceuticals, Inc.	(a)(c)931	11
Digene Corp.	(a)(c)905	35
Diversa Corp.	(a)(c)2,066	20
Exelixis, Inc.	(a)(c)1,094	11
Genitope Corp.	(a)(c)693	4
Myriad Genetics, Inc.	(a)(c)761	19
Neurocrine Biosciences, Inc.	(a)249	3
Progenics Pharmaceuticals, Inc.	(a)628	15
Rigel Pharmaceuticals, Inc.	(a)(c)619	6
Savient Pharmaceuticals, Inc.	(a)1,686	9
		160
Building Materials (1.5%)
Ameron International Corp.	(c)317	21
BlueLinx Holdings, Inc.	761	10
Building Material Holding Corp.	(c)452	13
NCI Building Systems, Inc.	(a)626	33
Zoltek Companies, Inc.	(a)(c)613	18
		95
Building: Miscellaneous (0.8%)
Comfort Systems USA, Inc.	(c)821	12
Dycom Industries, Inc.	(a)1,082	23
Skyline Corp.	288	12
		47
Casinos & Gambling (0.4%)
Dover Downs Gaming & Entertainment, Inc.	1,095	22
Chemicals (0.9%)
Polyone Corp.	(a)2,656	23
Rockwood Holdings, Inc.	(a)1,020	23
Stepan Co.	216	8
		54
Commercial Banks (1.4%)
Centennial Bank Holdings, Inc.	(a)3,568	37
Old National Bancorp	1,200	24
Susquehanna Bancshares, Inc.	982	23
		84
Commercial Information Services (0.4%)
CMGI, Inc.	(a)21,825	26
Commercial Services & Supplies (0.5%)
PHH Corp.	(a)1,094	30
Communications & Media (1.0%)
24/7 Media, Inc.	(a)(c)3,625	32
3Com Corp.	(a)5,808	30
		62
Communications Technology (2.0%)
Black Box Corp.	(c)684	26
InPhonic, Inc.	(a)615	4
j2 Global Communications, Inc.	(a)(c)512	16
Netgear, Inc.	(a)1,085	24
UTstarcom, Inc.	(a)3,122	24
WebEx Communications, Inc.	(a)(c)863	31
		125
Computer Services Software & Systems (3.4%)
CACI International, Inc., Class A	(a)(c)428	25
COMSYS IT Partners, Inc.	(a)476	7

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)

Computer Services Software & Systems (cont’d)
eCollege.com, Inc.	(a)1,100	$23
Informatica Corp.	(a)(c)2,248	29
Integral Systems, Inc.	(c)283	8
Internet Security Systems, Inc.	(a)1,359	26
Mantech International Corp., Class A	(a)481	15
Mapinfo Corp.	(a)200	3
MicroStrategy, Inc.	(a)240	23
Parametric Technology Corp.	(a)1,950	25
Progress Software Corp.	(a)835	19
Stellex, Inc.	709	7
		210
Computer Technology (2.4%)
Hutchinson Technology, Inc.	(a)(c)607	13
Imation Corp.	580	24
Intergraph Corp.	(a)777	24
Komag, Inc.	(a)1,381	64
Palm, Inc.	(a)(c)1,380	22
		147
Consumer Electronics (0.2%)
Ipass, Inc.	(a)(c)1,735	10
Consumer Products (1.7%)
American Greetings Corp. Class A	1,626	34
CNS, Inc.	452	11
Matthews International Corp., Class A	(c)798	28
Playtex Products, Inc.	(a)(c)1,960	20
Prestige Brands, Inc.	(a)1,189	12
		105
Consumer Staples — Miscellaneous (0.1%)
Nashua Corp.	(a)762	5
Containers & Packaging: Paper & Plastic (0.3%)
Myers Industries, Inc.	(c)1,042	18
Copper (0.4%)
Mueller Industries, Inc.	710	23
Cosmetics (0.1%)
Parlux Fragrances, Inc.	(a)(c)490	5
Distributors (0.3%)
WGL Holdings, Inc.	618	18
Diversified Financial Services (0.5%)
Euronet Worldwide, Inc.	(a)(c)764	29
Diversified Materials & Processing (0.5%)
Acuity Brands, Inc.	759	30
Drug & Grocery Store Chains (0.1%)
Ingles Markets, Inc., Class A	(c)280	5
Drugs & Pharmaceuticals (2.4%)
Hi-Tech Pharmacal Co., Inc.	(a)1,293	22
Onyx Pharmaceuticals, Inc.	(a)(c)545	9
Penwest Pharmaceuticals Co.	(a)(c)835	18
Perrigo Co.	1,816	29
United Therapeutics Corp.	(a)596	35
Valeant Pharmaceuticals International	2,027	34
		147
Electric Utilities (0.6%)
Northwestern Corp.	520	18
Westar Energy, Inc.	1,069	22
		40
Electrical Equipment (0.4%)
PNM Resources, Inc.	901	22
Electrical Equipment & Components (0.4%)
Technitrol, Inc.	(c)1,060	25
Electronics (0.5%)
Multi-Fineline Electronix, Inc.	(a)(c)499	17
Omnivision Technologies, Inc.	(a)521	11
		28
Electronics: Instruments Gauges & Meters (0.4%)
Itron, Inc.	(a)(c)329	20
Tech/Ops Sevcon, Inc.	1,004	6
		26
Electronics: Medical Systems (0.9%)
Greatbatch, Inc.	(a)512	12
Illumina, Inc.	(a)(c)956	29
Zoll Medical Corp.	(a)368	12
		53
Electronics: Semi-Conductors/Components (2.4%)
DSP Group, Inc.	(a)617	15
Genesis Microchip, Inc.	(a)(c)1,056	12
IXYS Corp.	(a)758	7
Microsemi Corp.	(a)1,100	27
Microtune, Inc.	(a)1,258	8
ON Semiconductor Corp.	(a)(c)4,280	25
Plexus Corp.	(a)704	24
PLX Technology, Inc.	(a)(c)642	8
Skyworks Solutions, Inc.	(a)4,325	24
		150
Electronics: Technology (1.0%)
Checkpoint Systems, Inc.	(a)1,319	29
EDO Corp.	(c)635	16
Innovative Solutions & Support, Inc.	(a)451	6
Zygo Corp.	(a)542	9
		60
Energy — Miscellaneous (0.8%)
Alon Usa Energy, Inc.	579	18
Helix Energy Solutions Group, Inc.	(a)(c)136	6
Mariner Energy, Inc.	(a)454	8
USEC, Inc.	1,526	18
		50
Engineering & Contracting Services (0.4%)
Washington Group International, Inc.	452	24
Entertainment (0.1%)
Magna Entertainment Corp., Class A	(a)1,095	6
Finance Companies (1.4%)
Accredited Home Lenders Holding Co.	(a)620	30
Asta Funding, Inc.	(c)481	18
KKR Financial Corp., Class A	1,940	40
		88
Financial Data Processing Services & Systems (0.6%)
eFunds Corp.	(a)629	14

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)

Financial Data Processing Services & Systems (cont’d)
John H. Harland Co.	(c)505	$22
		36
Financial — Miscellaneous (2.0%)
Advanta Corp., Class B	959	35
Asset Acceptance Capital Corp.	(a)(c)672	13
Federal Agricultural Mortgage Corp	213	6
Jackson Hewitt Tax Service, Inc.	578	18
Portfolio Recovery Associates, Inc.	(a)(c)555	25
Sotheby’s Holdings, Inc.	(a)654	17
Stifel Financial Corp.	(a)(c)247	9
		123
Food Products (0.2%)
Premium Standard Farms, Inc.	734	12
Foods (0.6%)
Chiquita Brands International, Inc.	2,199	31
Tiens Biotech Group U.S.A, Inc.	(a)1,461	6
		37
Forms & Bulk Printing Services (0.2%)
Ennis, Inc.	699	14
Health Care — Miscellaneous (0.1%)
Medical Action Industries, Inc.	(a)293	6
Health Care Facilities (0.1%)
VistaCare, Inc., Class A	(a)427	5
Health Care Management Services (1.0%)
Molina Healthcare, Inc.	(a)(c)564	21
Pediatrix Medical Group, Inc.	(a)230	10
Sierra Health Services, Inc.	(a)213	10
Vital Images, Inc.	(a)800	20
		61
Health Care Services (1.0%)
Bio-Reference Labs, Inc.	(a)(c)1,000	22
Healthways, Inc.	(a)712	37
		59
Home Furnishings (0.1%)
Hooker Furniture Corp.	361	6
Homebuilding (0.4%)
WCI Communities, Inc.	(a)(c)1,140	23
Hotel/Motel (0.1%)
Multimedia Games, Inc.	(a)(c)594	6
Household Furnishings (0.6%)
La-Z-Boy, Inc.	(c)1,115	16
Lifetime Brands, Inc.	(c)228	5
Select Comfort Corp.	(a)(c)835	19
		40
Insurance: Life (0.0%)
Kansas City Life Insurance Co.	49	2
Insurance: Multi-Line (0.0%)
Independence Holding Co.	129	3
Insurance: Property & Casualty (2.0%)
Affirmative Insurance Holdings, Inc.	351	5
Capital Title Group, Inc.	976	7
Infinity Property & Casualty Corp.	635	26
Seabright Insurance Holdings, Inc.	(a)1,462	24
Selective Insurance Group, Inc.	481	27
State Auto Financial Corp.	958	31
		120
Internet Software & Services (0.5%)
Cogent Communications Group, Inc.	(a)1,279	12
Covad Communications Group, Inc.	(a)8,337	17
		29
Investment Banking & Brokerage (1.0%)
Friedman Billings Ramsey Group, Inc., Class A	3,537	39
Knight Capital Group, Inc.	(a)1,543	24
		63
Investment Management Companies (1.0%)
Apollo Investment Corp.	2,209	41
Capital Southwest Corp.	(c)126	13
Gladstone Capital Corp.	248	5
		59
Leisure Time (0.0%)
Steinway Musical Instruments, Inc.	(a)142	3
Machinery & Engineering (0.4%)
Applied Industrial Tech, Inc.	1,090	27
Machinery: Construction & Handling (0.2%)
The Manitowoc Company, Inc.	323	14
Machinery: Engines (0.5%)
Briggs & Stratton Corp.	(c)1,033	32
Machinery: Industrial/Specialty (0.9%)
EnPro Industries, Inc.	(a)(c)798	27
Kadant, Inc.	(a)388	9
OYO Geospace Corp.	(a)378	21
		57
Machinery: Oil Well Equipment & Services (2.0%)
Lufkin Industries, Inc.	330	20
Maverick Tube Corp.	(a)(c)872	55
Oceaneering International, Inc.	(a)410	19
Oil States International, Inc.	(a)774	26
		120
Materials & Processing — Miscellaneous (0.4%)
Rogers Corp.	(a)(c)462	26
Media (0.1%)
Carmike Cinemas, Inc.	202	4
Medical & Dental Instruments & Supplies (2.4%)
Datascope Corp	384	12
ICU Medical, Inc.	(a)307	13
Inverness Medical Innovations, Inc.	(a)1,072	30
Meridian Bioscience, Inc.	619	15
Sonic Innovations, Inc.	(a)820	4
STERIS Corp.	1,731	39
Viasys Healthcare, Inc.	(a)925	24
Young Innovations, Inc.	(c)256	9
		146
Medical Services (0.5%)
Magellan Health Services, Inc.	(a)621	28

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)

Metal Fabricating (1.9%)
Commercial Metals Co.	640	$16
Compx International, Inc.	148	3
Encore Wire Corp.	(a)(c)556	20
Lone Star Technologies, Inc.	(a)447	24
Quanex Corp.	680	29
Ryerson, Inc.	952	26
		118
Multi-Sector Companies (0.3%)
Sequa Corp., Class A	(a)(c)210	17
Office Services & Supplies (0.5%)
Ikon Office Solutions, Inc.	2,348	30
Oil & Gas Exploration & Production (0.9%)
Callon Petroleum Co.	(a)675	13
Edge Petroleum Corp.	(a)595	12
Harvest Natural Resources, Inc.	(a)877	12
Swift Energy Co.	(a)418	18
		55
Oil: Crude Producers (0.8%)
Comstock Resources, Inc.	(a)746	22
Endeavour International Corp.	(a)1,546	4
Stone Energy Corp.	(a)474	22
		48
Oil: Integrated Domestic (0.3%)
Giant Industries, Inc.	(a)266	18
Paper (0.7%)
Albany International Corp.	693	29
Rock-Tenn Co., Class A	(c)866	14
		43
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.	791	35
Printing & Copying Services (0.2%)
Schawk, Inc.	676	12
Production Technology Equipment (0.9%)
Emcore Corp.	(a)(c)3,000	29
Mattson Technology, Inc.	(a)1,433	14
Varian Semiconductor Equipment Associates, Inc.	(a)(c)338	11
		54
Property & Casualty Insurance (1.0%)
Commerce Group, Inc.	978	29
Ohio Casualty Corp.	1,197	35
		64
Publishing (0.6%)
Scholastic Corp.	(a)1,365	35
Radio & TV Broadcasters (0.7%)
World Wrestling Entertainment, Inc.	1,089	18
Wright Express Corp.	(a)(c)905	26
		44
Railroads (0.4%)
Genesee & Wyoming, Inc.	(a)650	23
Real Estate (0.4%)
Trammell Crow, Co.	(a)(c)717	25
Real Estate Investment Trusts (REIT) (4.0%)
Aames Investment Corp. REIT	3,374	17
Ashford Hospitality Trust, Inc.	(c)1,069	14
First Industrial Realty Trust Inc.	1,095	42
Highland Hospitality Corp. REIT	(c)1,020	14
Innkeepers USA Trust REIT	(c)2,296	40
LaSalle Hotel Properties REIT	437	20
RAIT Investment Trust REIT	(c)1,137	33
Strategic Hotels & Resorts, Inc. REIT	1,117	23
Sunstone Hotel Investors, Inc. REIT	(c)1,387	40
		243
Real Estate Management & Development (0.2%)
Tarragon Corp.	850	12
Restaurants (2.4%)
CBRL Group, Inc.	659	22
Dominos Pizza, Inc.	1,587	39
Jack In The Box Inc.	(a)588	23
O’Charleys, Inc.	(a)699	12
Papa John’s International, Inc.	(a)(c)532	18
Rare Hospitality International, Inc.	(a)545	16
Ruby Tuesday, Inc.	(c)609	15
		145
Retail (6.7%)
Big Lots, Inc.	(a)2,459	41
Bon-Ton Stores, Inc.	256	6
Casual Male Retail Group, Inc.	(a)992	10
Cato Corp., Class A	1,674	43
Central Garden & Pet Co.	(a)428	18
Charlotte Russe Holding, Inc.	(a)(c)780	19
Charming Shoppes, Inc.	(a)1,205	14
Children’s Place Retail Stores, Inc. (The)	(a)(c)758	46
Conn’s, Inc.	(a)(c)573	15
Dress Barn, Inc.	(a)878	22
Global Imaging Systems, Inc.	(a)(c)635	26
Lawson Products, Inc.	228	9
Men’s Wearhouse, Inc.	1,088	33
Pantry, Inc. (The)	(a)345	20
Priceline.com, Inc.	(a)1,220	36
Ryan’s Restaurant Group, Inc.	(a)1,001	12
Stein Mart, Inc.	(c)1,451	22
Too, Inc.	(a)552	21
		413
Rental & Leasing Services: Consumer (0.7%)
Amerco, Inc.	(a)(c)447	45
Savings & Loan (2.7%)
BFC Financial Corp.	(a)(c)997	7
Downey Financial Corp.	228	15
First Republic Bank	107	5
FirstFed Financial Corp.	(a)638	37
ITLA Capital Corp.	109	6
Kearny Financial Corp.	(c)2,733	40
KNBT Bancorp, Inc.	755	12

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)

Savings & Loan (cont’d)
Sterling Financial Corp.,	1,368	$42
		164
Services: Commercial (2.3%)
AMN Healthcare Services, Inc.	(a)666	13
Kelly Services, Inc., Class A	860	23
Monroe Muffler Brake, Inc.	(c)404	13
MPS Group, Inc.	(a)1,177	18
Unifirst Corp.	(c)277	10
Universal Technical Institute, Inc.	(a)504	11
Volt Information Sciences, Inc.	(a)626	29
World Fuel Services Corp.	477	22
		139
Shipping (0.1%)
Maritrans, Inc.	(c)202	5
Shoes (0.5%)
Deckers Outdoor Corp.	(a)589	23
Shoe Carnival, Inc.	(a)333	8
		31
Shopping Centers (0.6%)
Equity One, Inc.	1,719	36
Software Products (0.2%)
JDA Software Group, Inc.	(a)833	12
Steel (0.8%)
AK Steel Holding Corp.	(a)1,688	23
Schnitzer Steel Industries, Inc., Class A	(c)443	16
Wheeling-Pittsburgh Corp.	(a)(c)609	12
		51
Telecommunications Equipment (1.0%)
C-COR, Inc.	(a)(c)1,086	8
Mastec, Inc.	(a)(c)1,335	18
North Pittsburgh Systems, Inc.	422	12
Powerwave Technologies, Inc.	(a)(c)1,592	15
Symmetricom, Inc.	(a)(c)1,177	8
		61
Textile Apparel Manufacturers (0.8%)
Kellwood Co.	(c)604	18
Phillips-Van Heusen Corp.	495	19
Warnaco Group, Inc.	(a)600	11
		48
Truckers (1.0%)
Arkansas Best Corp.	237	12
Old Dominion Freight Line, Inc.	(a)(c)592	22
PAM Transportation Services, Inc.	(a)(c)321	9
Quality Distribution, Inc.	(a)(c)1,460	20
		63
Utilities: Electrical (0.7%)
Idacorp, Inc.	700	24
Unisource Energy Corp.	592	18
		42
Utilities: Gas Distributors (0.6%)
Laclede Group, Inc. (The)	579	20
New Jersey Resources Corp.	(c)388	18
		38
Utilities: Telecommunications (0.4%)
Time Warner Telecom, Inc., Class A	(a)(c)1,664	25
Wholesale & International Trade (0.4%)
Central European Distribution Corp.	(a)1,003	25
Wholesalers (0.5%)
United Stationers Supply Co.	(a)573	28
Total Common Stocks (Cost $6,235)		5,965

	Face
	Amount (000)

Short-Term Investments (37.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (34.5%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)66	66
AmSouth Bank,
5.30%, 7/3/06	(h)131	131
Bank of America Corp.,
5.31%, 7/3/06	(h)14	14
5.32%, 7/3/06	(h)105	105
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)33	33
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)66	66
5.37%, 7/3/06	(h)79	79
BNP Paribas plc, 5.14%, 8/21/06	(h)66	66
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)67	67
Five Finance, Inc., 5.33%, 7/3/06	(h)66	66
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)33	33
5.42%, 7/3/06	(h)62	62
HSBC Finance Corp., 5.13%, 7/6/06	(h)33	33
Lehman Brothers, Inc., 5.35%, 7/3/06	283	283
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)33	33
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)131	131
5.34%, 7/31/06	(h)20	20
Merrill Lynch & Co., 5.07%, 7/26/06	(h)35	35
National City Bank Cleveland,
5.32%, 7/3/06	(h)62	62
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/3/06	(h)131	131
Nationwide Building Society,
5.55%, 9/28/06	(h)76	76
Nordea Bank, New York,
5.31%, 7/3/06	(h)98	98
Skandi New York, 5.14%, 7/10/06	(h)66	66
SLM Corp., 5.27%, 7/20/06	(h)66	66
Societe Generale, 5.36%, 7/3/06	20	20
Swedish National Housing Finance Co.,
5.02%, 7/18/06	114	114

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Face
	Amount (000)	Value (000)

Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	$ (h)46	$46
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)13	13
5.31%, 7/3/06	(h)98	98
		2,113
Repurchase Agreement (2.5%)
J.P.Morgan Securities Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $156	(f)156	156
Total Short-Term Investments (Cost $2,269)		2,269
Total Investments (134.3%) (Cost $8,503) — Including $2,085 of Securities Loaned		8,234
Liabilities in Excess of Other Assets (-34.3%)		(2,104)
Net Assets (100%)		$6,130

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:

E-Mini Russell 2000
(United States)	2	$146	Sep-06	$8

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)

Common Stocks (94.8%)
Advertising Agencies (0.2%)
Sitel Corp.	(a)2,714	$11
Air Transport (1.6%)
AAR Corp.	(a)(c)1,213	27
Alaska Air Group, Inc.	(a)777	31
ExpressJet Holdings, Inc.	(a)1,786	12
Skywest, Inc.	1,213	30
		100
Aluminum (0.8%)
Aleris International, Inc.	(a)808	37
Century Aluminum Co.	(a)(c)420	15
		52
Auto Parts: After Market (1.3%)
Accuride Corp.	(a)991	12
Keystone Automotive Industries, Inc.	(a)(c)800	34
Navistar International Corp.	(a)1,429	35
		81
Auto Parts: Original Equipment (0.4%)
Noble International Ltd.	310	4
Sauer-Danfoss, Inc.	939	24
		28
Banks: Outside New York City (2.2%)
Bank of the Ozarks, Inc.	(c)281	10
MB Financial Corp.	998	35
Northern Empire Bancshares	(a)(c)246	6
Placer Sierra Bancshares	(c)58	1
Southside Bancshares, Inc.	264	6
SVB Financial Group	(a)742	34
USB Holdings Co., Inc.	(c)451	10
Wintrust Financial Corp.	(c)766	39
		141
Biotechnology Research & Production (3.8%)
Albany Molecular Research, Inc.	(a)1,823	20
Arthrocare Corp.	(a)48	2
Bioenvision, Inc.	(a)218	1
Cytokinetics, Inc.	(a)760	5
Digene Corp.	(a)1,163	45
Encysive Pharmaceuticals, Inc.	(a)570	4
Geron Corp.	(a)303	2
InterMune, Inc.	(a)669	11
Keryx Biopharmaceuticals, Inc.	(a)200	3
Martek Biosciences Corp.	(a)1,221	35
Monogram Biosciences, Inc.	(a)3,275	7
Myriad Genetics, Inc.	(a)799	20
Neurocrine Biosciences, Inc.	(a)265	3
Northfield Laboratories, Inc.	(a)66	1
Nuvelo, Inc.	(a)1,889	31
PRA International	(a)661	15
Progenics Pharmaceuticals, Inc.	(a)1,012	24
Rigel Pharmaceuticals, Inc.	(a)647	6
Telik, Inc.	(a)304	5
		240
Building Materials (0.5%)
NCI Building Systems, Inc.	(a)(c)232	12
Zoltec Cos., Inc.	(a)636	19
		31
Building: Cement (0.2%)
Eagle Materials, Inc.	237	11
Building: Plumbing & Heating (0.4%)
Interline Brands, Inc.	(a)(c)1,147	27
Casinos & Gambling (0.4%)
Dover Downs Gaming & Entertainment, Inc.	1,152	22
MTR Gaming Group, Inc.	(a)611	6
		28
Chemicals (0.1%)
Cabot Microelectronics Corp.	(a)162	5
Coal (0.8%)
Alpha Natural Resources, Inc.	(a)1,393	27
International Coal Group, Inc.	(a)3,085	22
Westmoreland Coal Co.	(a)166	4
		53
Commercial Information Services (0.2%)
infoUSA, Inc.	1,377	14
Communications & Media (0.4%)
24/7 Real Media, Inc.	(a)(c)2,620	23
Communications Technology (3.9%)
@Road, Inc.	(a)2,945	16
Anixter International, Inc.	(c)234	11
Brocade Communications Systems, Inc.	(a)5,364	33
CommScope, Inc.	(a)606	19
Harmonic, Inc.	(a)2,727	12
InPhonic, Inc.	(a)634	4
j2 Global Communications, Inc.	(a)(c)1,442	45
Netgear, Inc.	(a)883	19
SAVVIS, Inc.	(a)(c)574	17
Standard Micosystems Corp.	(a)(c)572	13
Tekelec	(a)2,436	30
UTstarcom, Inc.	(a)3,139	25
		244
Computer Services Software & Systems (6.3%)
American Reprographics Co.	(a)159	6
Blue Coat Systems, Inc.	(a)390	7
CACI International, Inc., Class A	(a)496	29
COMSYS IT Partners, Inc.	(a)491	7
Digital River, Inc.	(a)(c)681	27
eCollege.com, Inc.	(a)1,200	25
Hyperion Solutions Corp.	(a)748	21
iGate Corp.	(a)2,680	17
Integral Systems, Inc. MD	292	8
Lightbridge, Inc.	(a)2,066	27
Mantech International Corp., Class A	(a)(c)393	12
Mapinfo Corp.	(a)579	8
Mercury Computer Systems, Inc.	(a)(c)531	8
Merge Technologies, Inc.	(a)(c)143	2
MRO Software, Inc.	(a)768	15
Ness Technologies, Inc.	(a)(c)808	9

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)

Computer Services Software & Systems (cont’d)
Quest Software, Inc.	(a)(c)1,223	$17
RightNow Technologies, Inc.	(a)(c)1,200	20
SPSS, Inc.	(a)1,407	45
Stellent, Inc.	775	7
TIBCO Software, Inc.	(a)3,497	25
Transaction Systems Architects, Inc.	(a)1,300	54
		396
Computer Technology (1.3%)
Intergraph Corp.	(a)947	30
Komag, Inc.	(a)(c)657	30
Radisys Corp.	(a)(c)807	18
Staktek Holdings, Inc.	(a)636	3
		81
Consumer Electronics (0.5%)
Infospace, Inc.	(a)771	18
Ipass, Inc.	(a)(c)2,344	13
		31
Consumer Products (0.3%)
Jarden Corp.	(a)(c)343	10
Playtex Products, Inc.	(a)760	8
		18
Consumer Staples — Miscellaneous (0.2%)
ACCO Brands Corp.	(a)573	13
Containers & Packaging: Paper & Plastic (0.4%)
Silgan Holdings, Inc.	641	24
Copper (0.3%)
Mueller Industries, Inc.	598	20
Cosmetics (0.1%)
Parlux Fragrances, Inc.	(a)404	4
Diversified Financial Services (0.3%)
Huron Consulting Group, Inc.	(a)(c)600	21
Diversified Materials & Processing (0.8%)
Acuity Brands, Inc.	776	30
Olin Corp.	1,185	21
		51
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.	(c)449	11
Drugs & Pharmaceuticals (3.9%)
Alkermes, Inc.	(a)2,202	42
Alpharma, Inc., Class A	1,233	29
Chattem, Inc.	(a)552	17
Connetics Corp.	(a)1,444	17
Hi-Tech Pharmacal Co., Inc.	(a)(c)1,156	19
Isis Pharmaceuticals, Inc.	(a)(c)1,994	12
Medarex, Inc.	(a)(c)199	2
Onyx Pharmaceuticals, Inc.	(a)(c)577	10
Penwest Pharmaceuticals Co.	(a)(c)854	18
United Therapeutics Corp.	(a)(c)739	43
Valeant Pharmaceuticals International	2,320	39
		248
Electrical & Electronics (0.4%)
TTM Technologies, Inc.	(a)1,781	26
Electrical Equipment & Components (1.5%)
A.O. Smith Corp.	640	30
General Cable Corp.	(a)946	33
RF Micro Devices, Inc.	(a)5,126	30
		93
Electronics (1.5%)
Avid Technology, Inc.	(a)680	23
Omnivision Technologies, Inc.	(a)2,229	47
Supertex, Inc.	(a)600	24
		94
Electronics: Instruments Gauges & Meters (0.6%)
Metrologic Instruments, Inc.	(a)836	12
Watts Water Technologies, Inc., Class A	732	25
		37
Electronics: Medical Systems (2.7%)
Analogic Corp.	(c)628	29
Bruker BioSciences Corp.	(a)2,172	12
Candela Corp.	(a)891	14
Greatbatch, Inc.	(a)514	12
Haemonetics Corp.	(a)(c)855	40
Hologic, Inc.	(a)514	25
Intuitive Surgical, Inc.	(a)(c)131	16
Luminex Corp.	(a)(c)589	10
Zoll Medical Corp.	(a)363	12
		170
Electronics: Semi-Conductors/Components (4.0%)
Amkor Technology, Inc.	(a)3,582	34
Benchmark Electronics, Inc.	(a)1,006	24
Entegris, Inc.	(a)(c)1,979	19
Genesis Microchip, Inc.	(a)(c)1,471	17
Integrated Device Technology, Inc.	(a)609	9
IXYS Corp.	(a)1,022	10
ON Semiconductor Corp.	(a)5,658	33
Photon Dynamics, Inc.	(a)316	4
Plexus Corp.	(a)2,054	70
Portalplayer, Inc.	(a)591	6
Skyworks Solutions, Inc.	(a)4,436	24
		250
Electronics: Technology (0.3%)
Herley Industries, Inc.	(a)375	4
Innovative Solutions & Support, Inc.	(a)432	6
Secure Computing Corp.	(a)1,367	12
		22
Energy — Miscellaneous (1.6%)
Allis-Chalmers Energy, Inc.	(a)301	4
Alon USA Energy, Inc.	576	18
Energy Partners Ltd.	(a)924	18
Helix Energy Solutions Group, Inc.	(a)408	16
Markwest Hydrocarbon, Inc.	279	7
Pacific Ethanol, Inc.	(a)522	12
Tetra Technologies, Inc.	(a)(c)816	25
Veritas DGC, Inc.	(a)36	2
		102

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)

Engineering & Contracting Services (0.2%)
Layne Christensen Co.	(a)360	$10
Entertainment (0.4%)
Take-Two Interactive Software, Inc.	(a)2,174	23
Finance Companies (0.3%)
Asta Funding, Inc.	(c)526	20
Finance: Small Loan (0.1%)
QC Holdings, Inc.	(a)496	7
Financial Data Processing Services & Systems (0.9%)
Digital Insight Corp.	(a)(c)788	27
eFunds Corp.	(a)952	21
John H. Harland Co.	279	12
		60
Financial — Miscellaneous (2.1%)
Advanta Corp., Class B	971	35
Asset Acceptance Capital Corp.	(a)996	20
Harris & Harris Group, Inc.	(a)387	4
Jackson Hewitt Tax Service, Inc.	1,489	47
Portfolio Recovery Associates, Inc.	(a)(c)645	29
		135
Foods (0.3%)
Flowers Foods, Inc.	329	9
Tiens Biotech Group U.S.A, Inc.	(a)1,591	7
		16
Forest Products (0.4%)
Universal Forest Products, Inc.	379	24
Glass (0.2%)
Apogee Enterprises, Inc.	1,000	15
Health Care Facilities (0.9%)
LCA-Vision, Inc.	(c)238	13
Medcath Corp.	(a)630	12
Psychiatric Solutions, Inc.	(a)(c)990	28
VistaCare, Inc., Class A	(a)527	6
		59
Health Care Management Services (1.6%)
Centene Corp.	(a)(c)253	6
Corvel Corp.	(a)184	5
Eclipsys Corp.	(a)2,055	37
Molina Healthcare, Inc.	(a)777	29
Pediatrix Medical Group, Inc.	(a)351	16
Sierra Health Services, Inc.	(a)242	11
		104
Health Care — Miscellaneous (0.4%)
Medical Action Industries, Inc.	(a)360	8
NBTY, Inc.	(a)734	17
		25
Health Care Services (1.4%)
Amedisys, Inc.	(a)(c)874	33
Healthways, Inc.	(a)910	48
Matria Healthcare, Inc.	(a)(c)216	5
		86
Homebuilding (0.8%)
Brookfield Homes Corp.	1,078	36
M/I Homes, Inc.	347	12
		48
Hotel/Motel (0.2%)
Lodgian, Inc.	(a)977	14
Household Furnishings (0.9%)
American Woodmark Corp.	286	10
Lifetime Brands, Inc.	(c)890	19
Select Comfort Corp.	(a)(c)498	12
Tempur-Pedic International, Inc.	(a)(c)1,200	16
		57
Identification Control & Filter Devices (0.1%)
X-Rite, Inc.	387	4
Industrial (0.2%)
Columbus McKinnon Corp.	(a)528	11
Industrial Products (0.4%)
A.M. Castle & Co.	389	13
Flanders Corp.	(a)(c)1,035	10
		23
Insurance: Multi-Line (0.3%)
HealthExtras, Inc.	(a)(c)670	20
Insurance: Property & Casualty (0.2%)
Tower Group, Inc.	356	11
Investment Management Companies (1.1%)
Affiliated Managers Group, Inc.	(a)(c)248	21
National Financial Partners Corp.	(c)1,036	46
		67
Machinery & Engineering (0.5%)
Applied Industrial Technologies, Inc.	1,278	31
Machinery: Oil Well Equipment & Services (1.7%)
Gulf Island Fabrication, Inc.	366	7
Maverick Tube Corp.	(a)(c)870	55
Oil States International, Inc.	(a)799	28
W-H Energy Services, Inc.	(a)394	20
		110
Manufactured Housing (0.2%)
Palm Harbor Homes, Inc.	(a)679	12
Manufacturing (0.9%)
Actuant Corp., Class A	(c)701	35
Barnes Group, Inc.	1,206	24
		59
Medical & Dental Instruments & Supplies (3.3%)
Biosite Diagnostics, Inc.	(a)697	32
Diagnostic Products Corp.	702	41
Enzon Pharmaceuticals, Inc.	(a)1,569	12
ICU Medical, Inc.	(a)(c)722	31
Inverness Medical Innovations, Inc.	(a)1,063	30
Lifecell Corp.	(a)(c)884	27
Meridian Bioscience, Inc.	549	14
Palomar Medical Technologies, Inc.	(a)(c)208	9
Sonic Innovations, Inc.	(a)950	4
Thoratec Corp.	(a)683	9
		209

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)

Medical Services (0.5%)
Parexel International Corp.	(a)1,048	$30
Metal Fabricating (1.3%)
Lone Star Technologies, Inc.	(a)502	27
NS Group, Inc.	(a)580	32
Superior Essex, Inc.	(a)820	25
		84
Office Furniture & Business Equipment (0.2%)
Kimball International, Inc., Class B	640	13
Oil: Crude Producers (0.7%)
Comstock Resources, Inc.	(a)850	25
Frontier Oil Corp.	(c)541	18
		43
Oil: Integrated Domestic (0.3%)
Giant Industries, Inc.	(a)269	18
Pollution Control & Environmental Services (0.7%)
American Ecology Corp.	(c)1,288	34
Headwaters, Inc.	(a)(c)471	12
		46
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.	871	38
Printing & Copying Services (0.5%)
Consolidated Graphics, Inc.	(a)459	24
Schawk, Inc.	663	11
		35
Production Technology Equipment (2.1%)
Emcore Corp.	(a)(c)3,000	29
FEI Co.	(a)555	13
Mattson Technology, Inc.	(a)3,320	32
MTS Systems Corp.	394	16
Varian Semiconductor Equipment Associates, Inc.	(a)(c)1,324	43
		133
Radio & TV Broadcasters (0.3%)
World Wrestling Entertainment, Inc.	(c)1,142	19
Railroads (0.7%)
Genesee & Wyoming, Inc.	(a)(c)1,201	43
Real Estate Investment Trusts (REIT) (1.6%)
Corporate Office Properties Trust SBI MD	1,158	49
Jones Lang LaSalle, Inc.	(c)123	11
Resource Capital Corp.	317	4
Tanger Factory Outlet Centers	(c)1,235	40
		104
Restaurants (0.9%)
Rare Hospitality International, Inc.	(a)1,327	38
Ruby Tuesday, Inc.	(c)640	16
		54
Retail (8.4%)
1-800-FLOWERS.COM, Inc., Class A	(a)739	4
America’s Car-Mart, Inc.	(a)206	4
Brown Shoe Co., Inc.	1,051	36
Build-A-Bear Workshop, Inc.	(a)(c)559	12
Central Garden & Pet Co.	(a)688	30
Charming Shoppes, Inc.	(a)1,227	14
Childrens Place Retail Stores, Inc. (The)	(a)(c)1,179	71
CKE Restaurants, Inc.	2,464	41
Coldwater Creek, Inc.	(a)(c)621	17
Conn’s, Inc.	(a)(c)879	23
Dress Barn, Inc.	(a)(c)870	22
Drugstore.Com, Inc.	(a)(c)2,007	6
Global Imaging Systems, Inc.	(a)777	32
Krispy Kreme Doughnuts, Inc.	(a)1,493	12
MarineMax, Inc.	(a)447	12
Men’s Wearhouse, Inc.	1,042	31
Nu Skin Enterprises, Inc., Class A	804	12
Pantry, Inc. (The)	(a)1,175	67
Payless Shoesource, Inc.	(a)660	18
Priceline.com, Inc.	(a)1,253	37
School Specialty, Inc.	(a)741	24
Wet Seal, Inc. (The), Class A	(a)(c)1,241	6
		531
Rental & Leasing Services: Consumer (0.4%)
Amerco, Inc.	(a)281	28
Savings & Loan (0.6%)
Commercial Capital Bancorp, Inc.	2,217	35
Sound Federal Bancorp, Inc.	281	6
		41
Securities Brokerage & Services (0.3%)
GFI Group, Inc.	(a)345	19
MarketAxess Holdings, Inc.	(a)(c)237	2
		21
Services: Commercial (4.7%)
Aaron Rents, Inc.	1,116	30
AMN Healthcare Services, Inc.	(a)1,168	24
Barrett Business Services	(a)289	5
First Advantage Corp., Class A	(a)219	5
Forrester Research, Inc.	(a)624	17
Hudson Highland Group, Inc.	(a)800	9
Kelly Services, Inc., Class A	837	23
Labor Ready, Inc.	(a)1,189	27
Live Nation, Inc.	(a)1,620	33
Midas, Inc.	(a)(c)308	6
Monro Muffler, Inc.	475	15
MPS Group, Inc.	(a)1,638	25
Spherion Corp.	(a)1,370	13
Watson Wyatt Worldwide, Inc., Class A	940	33
World Fuel Services Corp.	644	29
		294
Shipping (0.2%)
Maritrans, Inc.	(c)401	10
Shoes (0.6%)
Deckers Outdoor Corp.	(a)604	23
Skechers U.S.A., Inc., Class A	(a)672	16
		39

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)

Steel (0.6%)
AK Steel Holding Corp.	(a)2,569	$36
Telecommunications Equipment (0.8%)
Arris Group, Inc.	(a)(c)2,125	28
Radyne Corp.	(a)369	4
SBA Communications Corp., Class A	(a)379	10
Symmetricom, Inc.	(a)(c)1,087	8
		50
Textile Apparel Manufacturers (0.2%)
Warnaco Group, Inc. (The)	(a)621	12
Toys (0.2%)
Leapfrog Enterprises, Inc.	(a)1,169	12
Transportation — Miscellaneous (0.9%)
Dynamex, Inc.	(a)273	6
Greenbrier Cos., Inc.	361	12
Pacer International, Inc.	1,110	36
		54
Truckers (0.6%)
Marten Transport Ltd.	(a)733	16
Old Dominion Freight Line	(a)(c)609	23
		39
Utilities: Telecommunications (0.8%)
Commonwealth Telephone Enterprises, Inc.	535	18
Dobson Communications Corp.	(a)948	7
Ubiquitel, Inc.	(a)2,250	23
		48
Wholesale & International Trade (0.4%)
Central European Distribution Corp.	(a)1,110	28
Wholesalers (0.3%)
WESCO International, Inc.	(a)(c)232	16
Total Common Stocks (Cost $6,271)		5,980

	Face Amount (000)

Short-Term Investments (39.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (34.7%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)68	68
AmSouth Bank,
5.30%, 7/3/06	(h)136	136
Bank of America Corp.,
5.31%, 7/3/06	(h)15	15
5.32%, 7/3/06	(h)109	109
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)34	34
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)68	68
5.37%, 7/3/06	(h)82	82
BNP Paribas plc, 5.14%, 8/21/06	(h)68	68
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06	(h)70	70
Five Finance, Inc., 5.33%, 7/3/06	(h)68	68

	Face
	Amount (000)	Value (000)

Goldman Sachs Group, Inc.,
5.22%, 7/17/06	$ (h)34	$34
5.42%, 7/3/06	(h)64	64
HSBC Finance Corp., 5.13%, 7/6/06	(h)34	34
Lehman Brothers, Inc., 5.35%, 7/3/06	294	294
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)34	34
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)136	136
5.34%, 7/31/06	(h)21	21
Merrill Lynch & Co., 5.07%, 7/26/06	(h)36	36
National City Bank Cleveland,
5.32%, 7/3/06	(h)65	65
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)136	136
Nationwide Building Society,
5.55%, 9/28/06	(h)79	79
Nordea Bank, New York,
5.31%, 7/3/06	(h)102	102
Skandi New York, 5.14%, 7/10/06	(h)68	68
SLM Corp., 5.27%, 7/20/06	(h)68	68
Societe Generale, 5.36%, 7/3/06	21	21
Swedish National Housing Finance Co.,
5.02%, 7/18/06	119	119
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)48	48
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)14	14
5.31%, 7/3/06	(h)102	102
		2,193
Repurchase Agreement (4.7%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $295	(f)295	295
Total Short-Term Investments (Cost $2,488)		2,488
Total Investments (134.2%) (Cost $8,759) — Including $2,179 of Securities Loaned		8,468
Liabilities in Excess of Other Assets (-34.3%)		(2,160)
Net Assets (100%)		$6,308

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
E-Mini Russell 2000
(United States)	4	$293	Sep-06	$18

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)

Common Stocks (94.7%)
Air Transport (1.2%)
AAR Corp.	(a)(c)1,707	$38
Republic Airways Holdings, Inc.	(a)795	13
Skywest, Inc.	1,048	26
		77
Aluminum (0.5%)
Century Aluminum Co.	(a)(c)818	29
Auto Parts: After Market (0.4%)
Aftermarket Technology Corp.	(a)478	12
Commercial Vehicle Group, Inc.	(a)(c)553	11
		23
Auto Parts: Original Equipment (0.5%)
Noble International Ltd.	388	6
Sauer-Danfoss, Inc.	(c)1,162	29
		35
Auto Trucks & Parts (0.2%)
Modine Manufacturing Co.	(c)695	16
Banks: Outside New York City (10.6%)
1st Source Corp.	(c)559	19
AmericanWest Bancorp	359	8
Arrow Financial Corp.	(c)202	6
Bank of Granite Corp.	(c)288	6
Banner Corp.	446	17
Cadence Financial Corp.	124	3
Capital Bancorp Ltd.	(c)923	36
Chemical Financial Corp.	1,388	42
Citizens First Bancorp, Inc.	233	6
City Holding Co.	686	25
Columbia Banking System, Inc.	(c)504	19
Community Trust Bancorp, Inc.	500	17
First Community Bankshares, Inc./VA	(c)436	14
First Merchants Corp.	635	15
First State Bancorporation/NM	608	14
FNB Corp/VA	158	6
Franklin Bank Corp/Houston TX	(a)662	13
GB&T Bancshares, Inc.	252	6
Glacier Bancorp, Inc.	(c)45	1
Greater Bay Bancorp	(c)1,679	48
Heartland Financial USA, Inc.	(c)321	9
Independent Bank Corp./Rockland MA	484	16
Lakeland Financial Corp.	332	8
MainSource Financial Group, Inc.	(c)406	7
MBT Financial Corp.	(c)326	5
Northern Empire Bancshares	(a)(c)242	6
Omega Financial Corp.	390	12
Oriental Financial Group	927	12
Placer Sierra Bancshares	(c)1,010	23
Provident Bancshares Corp.	1,115	41
Renasant Corp.	298	12
Republic Bancorp, Inc./MI	(c)2,977	37
SCBT Financial Corp.	(c)213	8
Security Bank Corp./Macon GA	208	5
Simmons First National Corp.	(c)362	11
Southwest Bancorp, Inc/Stillwater OK	(c)886	23
Sun Bancorp, Inc/NJ	(a)(c)645	10
Taylor Capital Group, Inc.	337	14
TierOne Corp.	474	16
Umpqua Holdings Corp.	950	24
Virginia Financial Group, Inc.	(c)243	10
Wesbanco, Inc.	604	19
Wintrust Financial Corp.	(c)297	15
		664
Biotechnology Research & Production (0.7%)
Albany Molecular Research, Inc.	(a)(c)1,191	13
Martek Biosciences Corp.	(a)1,017	29
		42
Building Materials (0.7%)
BlueLinx Holdings, Inc.	(c)823	11
Building Material Holding Corp.	(c)1,222	34
		45
Building: Miscellaneous (0.3%)
Comfort Systems USA, Inc.	1,136	16
Cable Television Services (0.2%)
Charter Communications, Inc.	(a)13,228	15
Casinos & Gambling (0.1%)
MTR Gaming Group, Inc.	(a)(c)895	8
Chemicals (1.3%)
Cambrex Corp.	568	12
Georgia Gulf Corp.	1,155	29
OM Group, Inc.	(a)154	5
PolyOne Corp.	(a)3,368	29
Schulman (A), Inc.	204	5
		80
Commercial Information Services (0.5%)
CMGI, Inc.	(a)24,710	30
Communications Technology (0.4%)
Black Box Corp.	502	19
Digi International, Inc.	(a)(c)516	7
		26
Computer Services Software & Systems (1.4%)
EPIQ Systems, Inc.	(a)(c)1,251	21
Espeed, Inc., Class A	(a)(c)697	6
Integral Systems, Inc./MD	(c)287	8
Internet Security Systems	(a)(c)190	4
Netscout Systems, Inc.	(a)1,017	9
Progress Software Corp.	(a)724	17
SonicWALL, Inc.	(a)2,700	24
Stellent, Inc.	259	2
		91
Computer Technology (1.6%)
Hutchinson Technology, Inc.	(a)(c)242	5
Imation Corp.	809	33
Intergraph Corp.	(a)910	29
Komag, Inc.	(a)(c)770	35
Quantum Corp.	(a)616	2
		104

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)

Construction (0.8%)
EMCOR Group, Inc.	(a)990	$48
Copper (0.5%)
Mueller Industries, Inc.	943	31
Diversified Financial Services (0.7%)
First Niagara Financial Group, Inc.	3,366	47
Diversified Materials & Processing (0.6%)
Olin Corp.	799	15
Tredegar Corp.	1,405	22
		37
Drug & Grocery Store Chains (0.5%)
Casey’s General Stores, Inc.	(c)1,097	28
Spartan Stores, Inc.	225	3
		31
Drugs & Pharmaceuticals (0.2%)
Atherogenics, Inc.	(a)(c)813	11
Electric Utilities (1.0%)
NorthWestern Corp.	860	30
Westar Energy, Inc.	1,576	33
		63
Electrical Equipment & Components (2.8%)
Belden CDT, Inc.	1,119	37
General Cable Corp.	(a)1,000	35
MKS Instruments, Inc.	(a)1,455	30
Powell Industries, Inc.	(a)304	7
Smith, A.O. Corp.	823	38
Technitrol, Inc.	1,258	29
		176
Electronics (0.9%)
Avid Technology, Inc.	(a)1,021	34
Methode Electonics, Inc.	(c)268	3
Park Electrochemical Corp.	763	19
		56
Electronics: Medical Systems (0.4%)
Analogic Corp.	472	22
Electronics: Semi-Conductors/Components (1.1%)
Cirrus Logic, Inc.	(a)(c)2,982	24
Entegris, Inc.	(a)(c)3,550	34
Genesis Microchip, Inc.	(a)(c)785	9
IXYS Corp.	(a)341	3
		70
Electronics: Technology (0.8%)
Checkpoint Systems, Inc.	(a)1,550	34
Herley Industries, Inc.	(a)(c)321	4
Innovative Solutions & Support, Inc.	(a)429	6
Zygo Corp.	(a)403	7
		51
Energy — Miscellaneous (0.2%)
Range Resources Corp.	(a)516	14
Engineering & Contracting Services (0.2%)
URS Corp.	(a)265	11
Entertainment (0.5%)
Take-Two Interactive Software, Inc.	(a)2,680	29
Finance Companies (0.3%)
Accredited Home Lenders Holding Co.	(a)(c)327	16
Financial Data Processing Services & Systems (1.2%)
CompuCredit Corp.	(a)1,261	48
eFunds Corp.	(a)1,260	28
		76
Financial — Miscellaneous (1.9%)
Advanta Corp. Class B	(c)602	22
Federal Agricultural Mortgage Corp. Class C	(c)284	8
LandAmerica Financial Group, Inc.	735	47
Stifel Financial Corp.	(a)(c)312	11
WSFS Financial Corp.	532	33
		121
Food & Drug Retailing (0.7%)
NBTY, Inc.	(a)1,831	44
Foods (0.8%)
Premium Std Farms, Inc.	723	12
Ralcorp Holdings, Inc.	(a)158	7
Ruddick Corp.	1,331	32
		51
Forms & Bulk Printing Services (0.3%)
Ennis, Inc.	853	17
Gas Utilities (0.5%)
WGL Holdings, Inc.	1,023	30
Health Care (Medical Products & Supplies) (0.8%)
Inverness Medical Innovations, Inc.	(a)1,269	36
Zoll Medical Corp.	(a)363	12
		48
Health Care Facilities (0.2%)
National Healthcare Corp.	(c)214	10
Health Care Management Services (0.2%)
Pediatrix Medical Group, Inc.	(a)238	11
Health Care Services (0.8%)
Alliance Imaging, Inc.	(a)354	3
AMERIGROUP Corp.	(a)650	20
Matria Healthcare, Inc.	(a)(c)367	8
Odyssey HealthCare, Inc.	(a)(c)1,210	21
		52
Homebuilding (2.5%)
Hanover Compressor Co.	(a)1,777	33
Hovnanian Enterprises, Inc.	(a)1,482	45
Meritage Homes Corp.	(a)937	44
Orleans Homebuilders, Inc.	295	5
Technical Olympic USA, Inc.	(c)297	4
WCI Communities, Inc.	(a)(c)1,319	27
		158

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)

Hotel/Motel (0.1%)
Multimedia Games, Inc.	(a)(c)588	$6
Identification Control & Filter Devices (0.2%)
Robins & Myers, Inc.	264	7
X-Rite, Inc.	535	6
		13
Insurance: Life (0.8%)
American Equity Investment Life Holding Co.	(a)123	1
Delphi Financial Group	1,333	49
		50
Insurance: Multi-Line (0.1%)
Crawford & Co.	583	4
Insurance: Property & Casualty (2.1%)
21st Century Insurance Group	(c)1,020	15
American Physicians Cap, Inc.	(a)390	20
Capital Title Group, Inc.	998	7
Infinity Property & Casualty Corp.	654	27
RLI Corp.	807	39
State Auto Financial Corp.	675	22
		130
Internet (0.4%)
Covad Communications Group, Inc.	(a)11,140	22
Internet Software & Services (0.2%)
Cogent Communications Group, Inc.	(a)1,356	13
Investment Bankers/Brokers/Services (0.3%)
Friedman, Billings, Ramsey Group, Inc. Class A	2,028	22
Investment Management Companies (0.7%)
Capital Southwest Corp.	(c)90	9
Gladstone Capital Corp.	605	13
MCG Capital Corp.	944	15
NGP Capital Resources Co.	(c)415	6
		43
Leisure Time (0.6%)
K2, Inc.	(a)3,562	39
Machinery: Industrial/Specialty (0.7%)
EnPro Industries, Inc.	(a)429	14
Kadant, Inc.	(a)564	13
Kennametal, Inc.	264	17
		44
Machinery: Oil Well Equipment & Services (0.5%)
Maverick Tube Corp.	(a)(c)411	26
Parker Drilling Co.	(a)985	7
		33
Machinery: Specialty (0.3%)
Applied Film Corp.	(a)(c)545	16
Manufacturing (0.3%)
Koppers Holdings, Inc.	610	12
Standex International Corp.	213	7
		19
Materials & Processing — Miscellaneous (0.5%)
Metal Management, Inc.	1,089	33
Medical & Dental Instruments & Supplies (0.7%)
Bio-Rad Laboratories. Inc.	(a)(c)519	33
Vital Sign, Inc.	279	14
		47
Medical Services (0.7%)
Magellan Health Services, Inc.	(a)904	41
Option Care, Inc.	(c)206	2
		43
Metal Fabricating (3.1%)
Commercial Metals Co.	672	17
Compx International, Inc.	188	3
Lone Star Technologies, Inc.	(a)632	34
NN, Inc.	564	7
NS Group, Inc.	(a)590	33
Quanex Corp.	879	38
Reliance Steel & Aluminum Co.	156	13
Ryerson, Inc.	1,008	27
Superior Essex, Inc.	(a)(c)704	21
		193

Multi-Sector Companies (0.3%)
Sequa Corp.	(a)244	20
Oil & Gas Exploration & Production (0.7%)
Callon Petroleum Co.	(a)682	13
Energy Partners Ltd.	(a)923	17
Harvest Natural Resources, Inc.	(a)1,104	15
		45

Oil: Crude Producers (1.3%)
Cimarex Energy Co.	(c)286	12
Comstock Resources, Inc.	(a)(c)579	17
Endeavour International Corp.	1,674	4
Forest Oil Corp.	(a)(c)341	12
Resource America, Inc.	322	6
Stone Energy Corp.	(a)629	29
		80
Paper (1.3%)
Albany International Corp.	716	30
Caraustar Industries, Inc.	(a)(c)603	5
Chesapeake Corp.	1,246	21
Mercer International, Inc.	(a)(c)725	6
Rock-Tenn Co.	1,045	17
		79
Production Technology Equipment (0.1%)
Rudolph Technologies, Inc.	(a)426	6
Property & Casualty Insurance (0.7%)
Commerce Group, Inc.	1,545	46
Publishing - Miscellaneous (1.1%)
Readers Digest Association, Inc. (The)	(c)1,936	27
Scholastic Corp.	(a)1,692	44
		71
Railroad Equipment (0.2%)
Freightcar America, Inc.	187	10
Real Estate Investment Trusts (REIT) (10.0%)
Aames Investment Corp.	3,619	18

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)

Real Estate Investment Trusts (cont’d)
American Financial Realty Trust REIT	4,675	$45
Ashford Hospitality Trust, Inc.	1,190	15
CentraCore Properties Trust REIT	204	5
Crescent Real Estate EQTCo. REIT	1,264	24
Entertainment Properties Trust	761	33
Equity One, Inc.	844	18
First Industrial Realty Trust, Inc.	1,328	50
Healthcare Realty Trust, Inc. REIT	1,443	46
Highland Hospitality Corp.	1,250	18
Highwoods Properties, Inc.	(c)1,503	54
Innkeepers USA Trust	2,534	44
Jones Lang LaSalle, Inc.	(c)181	16
KKR Financial Corp.	2,317	48
LaSalle Hotel Properties	1,044	48
Pennsylvania Real Estate Investment Trust	590	24
RAIT Investment Trust	(c)1,279	37
Redwood Trust, Inc.	866	42
Sunstone Hotel Investors, Inc.	1,478	43
		628
Restaurants (2.5%)
CBRL Group, Inc.	1,222	42
Domino’s Pizza, Inc.	1,603	40
Jack In The Box, Inc.	(a)569	22
Papa John’s International, Inc.	(a)(c)1,236	41
Ryan’s Restaurant Group, Inc.	(a)1,278	15
		160
Retail (3.9%)
Bon-Ton Stores, Inc. (The)	370	8
Borders Group, Inc.	2,443	45
Central Garden & Pet Co.	(a)(c)1,081	46
Charming Shoppes, Inc.	(a)(c)2,011	23
Conn’s, Inc.	(a)(c)533	14
Insight Enterprises, Inc.	(a)1,664	32
Payless Shoesource, Inc.	(a)1,649	45
Russ Berrie & Co., Inc.	(a)(c)473	6
Zale Corp.	(a)1,095	26
		245
Rental & Leasing Services: Consumer (1.3%)
Amerco, Inc.	(a)461	47
Dollar Thrifty Automotive Group	(a)(c)715	32
		79
Savings & Loan (3.5%)
Berkshire Hills Bancorp, Inc.	147	5
BFC Financial Corp.	(a)(c)1,004	7
Downey Financial Corp.	420	29
First Indiana Corp.	(c)548	14
First Republic Bank/San Francisco CA	726	33
Firstfed Financial Corp.	(a)597	34
Horizon Financial Corp.	(c)265	7
Itla Capital Corp.	109	6
Kearny Financial Corp.	(c)1,535	23
KNBT Bancorp, Inc.	(c)982	16
Sterling Financial Corp/WA	1,600	49
		223
Securities Brokerage & Services (0.6%)
CharterMac.	(c)1,768	33
Marketaxess Holdings, Inc.	(a)(c)500	6
		39
Services: Commercial (2.9%)
Autobytel, Inc.	(a)1,160	4
Clark, Inc.	(c)825	11
Cornell Cos, Inc.	(a)395	6
Exponent, Inc.	(a)404	7
Forrester Research, Inc.	(a)655	18
Live Nation, Inc.	(a)1,619	33
Maximus, Inc.	515	12
MPS Group, Inc.	(a)2,000	30
Vertrue, Inc.	(a)(c)377	16
Volt Information Sciences, Inc.	(a)770	36
Waste Industries USA, Inc.	403	9
Wireless Facilities, Inc.	(a)(c)1,054	3
		185
Shipping (0.1%)
Maritrans, Inc.	(c)207	5
Shoes (1.6%)
Deckers Outdoor Corp.	(a)785	30
Finish Line Class A	(c)1,487	18
Shoe Carnival, Inc.	(a)527	12
Skechers U.S.A., Inc. Class A	(a)842	20
Stride Rite Corp.	1,116	15
Weyco Group, Inc.	157	4
		99
Software (0.2%)
Borland Software Corp.	(a)2,803	15
Steel (0.4%)
Shiloh Industries, Inc.	(a)1,219	18
Wheeling-Pittsburgh Corp.	(a)(c)421	9
		27
Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	1,683	21
Telecommunications Equipment (1.5%)
Andrew Corp.	(a)3,863	34
C-COR, Inc.	(a)(c)1,126	9
Powerwave Technologies, Inc.	(a)(c)2,758	25
Utstarcom, Inc.	(a)3,539	28
		96
Textile Apparel Manufacturers (0.5%)
Oxford Industries, Inc.	171	7
Perry Ellis International, Inc.	(a)286	7
Warnaco Group, Inc. (The)	(a)808	15
		29
Tobacco (0.1%)
Alliance One International, Inc.	(c)1,978	9

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)

Transportation — Miscellaneous (0.4%)
SCS Transportation, Inc.	(a)994	$27
Truckers (0.4%)
Marten Transport Ltd.	(a)846	18
PAM Transportation Services	(a)(c)267	8
		26
Utilities: Electrical (1.8%)
CH Energy Group, Inc.	503	24
Cleco Corp.	526	12
Duquesne Light Holdings, Inc.	(c)467	8
El Paso Electric Co.	(a)1,312	26
Empire District Electric Co. (The)	(c)266	6
Otter Tail Corp.	855	23
Unisource Energy Corp.	415	13
		112
Utilities: Gas Distributors (1.2%)
Laclede Group, Inc. (The)	(c)698	24
New Jersey Resources Corp.	(c)565	27
Northwest Natural Gas Co.	(c)652	24
		75
Utilities: Telecommunications (0.5%)
Fairpoint Communications, Inc.	(c)1,779	25
Talk America Holdings, Inc.	(a)(c)617	4
		29
Wholesalers (0.6%)
United Stationers, Inc.	(a)726	36
Wireless Telecommunication Services (0.4%)
RF Micro Devices, Inc.	(a)4,128	25
Total Common Stocks (Cost $6,112)		5,949

	Face
	Amount (000)

Short-Term Investments (39.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (34.2%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)67	67
AmSouth Bank, 5.30%, 7/3/06	(h)134	134
Bank of America Corp.,
5.31%, 7/3/06	(h)15	15
5.32%, 7/3/06	(h)107	107
Bank of New York Co., Inc., 5.16%, 7/10/06	(h)33	33
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)67	67
5.37%, 7/3/06	(h)81	81
BNP Paribas plc, 5.14%, 8/21/06	(h)67	67
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06	(h)68	68
Five Finance, Inc., 5.33%, 7/3/06	(h)67	67
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)33	33
5.42%, 7/3/06	(h)63	63

	Face
	Amount (000)	Value (000)

HSBC Finance Corp., 5.13%, 7/6/06	$ (h)33	$33
Lehman Brothers, Inc., 5.35%, 7/3/06	288	288
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)33	33
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)134	134
5.34%, 7/31/06	(h)20	20
Merrill Lynch & Co., 5.07%, 7/26/06	(h)35	35
National City Bank Cleveland, 5.32%, 7/3/06	(h)64	64
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)134	134
Nationwide Building Society, 5.55%, 9/28/06	(h)78	78
Nordea Bank, New York, 5.31%, 7/3/06	(h)100	100
Skandi New York, 5.14%, 7/10/06	(h)67	67
SLM Corp., 5.27%, 7/20/06	(h)67	67
Societe Generale, 5.36%, 7/3/06	20	20
Swedish National Housing Finance Co., 5.02%, 7/18/06	116	116
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06	(h)47	47
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)13	13
5.31%, 7/3/06	(h)100	100
		2,151
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $298	(f)298	298
Total Short-Term Investments (Cost $2,449)		2,449
Total Investments (133.7%) (Cost $8,561) — including $2,127 of Securities Loaned		8,398
Liabilities in Excess of Other Assets (-33.7%)		(2,115)
Net Assets (100%)		$6,283

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of Contracts	Value (000)	Expiration Date	Appreciation (Depreciation) (000)

Long:

Russell 2000 Emini
(USA)	4	$293	Sep-06	$17

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

U.S. Large Cap Growth Portfolio

	Shares	Value (000)

Common Stocks (98.9%)
Advertising Agencies (3.0%)
Getty Images, Inc.	(a)230,898	$14,664
Monster Worldwide, Inc.	(a)348,690	14,875
		29,539
Air Transport (2.4%)
Expeditors International of Washington, Inc.	419,770	23,511
Biotechnology Research & Production (2.0%)
Genentech, Inc.	(a)232,519	19,020
Building: Cement (1.4%)
Cemex S.A. de C.V. ADR	(a)240,851	13,721
Casinos & Gambling (1.7%)
International Game Technology	424,029	16,088
Communications & Media (1.4%)
McGraw-Hill Cos., Inc. (The)	271,304	13,628
Communications Technology (4.5%)
America Movil S.A. de C.V., Class L ADR	869,958	28,935
Crown Castle International Corp.	(a)440,333	15,209
		44,144
Computer Services Software & Systems (6.8%)
Akamai Technologies, Inc.	(a)327,048	11,836
Google, Inc., Class A	(a)128,425	53,852
		65,688
Computer Technology (3.8%)
Apple Computer, Inc.	(a)274,969	15,706
Dell, Inc.	(a)876,802	21,403
Seagate Technology, Inc.	(d)186,100	@—
		37,109
Consumer Electronics (6.8%)
Electronic Arts, Inc.	(a)472,698	20,345
Yahoo!, Inc.	(a)1,372,952	45,307
		65,652
Education Services (2.0%)
Apollo Group, Inc., Class A	(a)382,660	19,772
Energy — Miscellaneous (4.8%)
Ultra Petroleum Corp.	(a)783,327	46,428
Financial Data Processing Services & Systems (4.4%)
First Data Corp.	629,655	28,360
Paychex, Inc.	358,204	13,963
		42,323
Financial — Miscellaneous (9.9%)
American Express Co.	516,875	27,508
Berkshire Hathaway, Inc., Class B	(a)8,954	27,247
Chicago Mercantile Exchange Holdings, Inc.	34,160	16,778
Moody’s Corp.	443,908	24,175
		95,708
Health Care Services (3.3%)
Dade Behring Holdings, Inc.	309,048	12,869
UnitedHealth Group, Inc.	433,154	19,397
		32,266
Homebuilding (2.3%)
Pulte Homes, Inc.	769,578	22,156
Hotel/Motel (1.5%)
Marriot International, Inc., Class A	381,660	14,549
Materials & Processing — Miscellaneous (4.6%)
Monsanto Co.	534,446	44,995
Radio & TV Broadcasters (2.0%)
Grupo Televisa S.A. ADR	987,981	19,078
Real Estate Investment Trusts (REIT) (4.9%)
Brookfield Asset Management, Inc.	1,178,094	47,854
Retail (10.6%)
Amazon.com, Inc.	(a)700,225	27,085
Costco Wholesale Corp.	525,169	30,003
Sears Holdings Corp.	(a)298,098	46,157
		103,245
Services: Commercial (8.8%)
Corporate Executive Board Co.	237,955	23,843
eBay, Inc.	(a)1,606,710	47,061
Iron Mountain, Inc.	(a)381,461	14,259
		85,163
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	368,485	19,640
Tobacco (2.0%)
Altria Group, Inc.	268,762	19,735
Textiles Apparel Manufacturers (2.0%)
Coach, Inc.	(a)633,449	18,940
Total Common Stocks (Cost $894,474)		959,952

	Face
	Amount (000)

Short-Term Investment (1.6%)
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $15,920 (Cost $15,913)	$ (f)15,913	15,913
Total Investments (100.5%) (Cost $910,387)		975,865
Liabilities in Excess of Other Assets (-0.5%)		(4,487)
Net Assets (100%)		$971,378

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Large Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)

Common Stocks (99.1%)
Diversified (5.0%)
CentraCore Properties Trust REIT	447,750	$11,082
Forest City Enterprises, Inc., Class A	467,690	23,342
Plum Creek Timber Co. Inc	145,230	5,156
Vornado Realty Trust REIT	452,210	44,113
		83,693
Health Care (4.0%)
Cogdell Spencer, Inc. REIT	123,540	2,410
Health Care Property Investors, Inc. REIT	500,270	13,377
LTC Properties, Inc. REIT	118,200	2,642
Senior Housing Properties Trust REIT	1,318,585	23,616
Sunrise Senior Living REIT	1,556,230	14,290
Tenet Healthcare Corp.	(a)560,900	3,915
Universal Health Realty Income Trust REIT	137,170	4,300
Windrose Medical Properties Trust REIT	85,350	1,246
		65,796
Industrial (3.6%)
AMB Property Corp. REIT	682,490	34,500
Cabot 2 Industrial Value Fund L.P.	(i)(l)2,334	1,167
Keystone Industrial Fund L.P.	(i)(l)831,318	831
ProLogis REIT	448,789	23,391
		59,889
Lodging/Resorts (15.6%)
Four Seasons Hotels, Inc.	87,345	5,367
Hersha Hospitality Trust REIT	160,097	1,487
Hilton Hotels Corp.	1,887,663	53,383
Host Hotels and Resorts, Inc.	4,204,468	91,952
Legacy Hotels REIT	1,767,966	13,462
Morgans Hotel Group Co.	(a)892,950	13,894
Starwood Hotels & Resorts Worldwide, Inc.	1,340,491	80,885
		260,430
Office (22.9%)
Beacon Capital Partners, Inc.	(a)(d)(i)(l)335,100	1,010
Boston Properties, Inc. REIT	996,332	90,069
Brandywine Realty Trust REIT	1,117,830	35,961
BRCP REIT LLC l	(a)(i)(l)5,477,191	4,703
Brookfield Properties Corp.	2,221,394	71,462
Equity Office Properties Trust REIT	2,063,571	75,341
Highwoods Properties, Inc. REIT	34,630	1,253
Mack-Cali Realty Corp. REIT	755,197	34,679
Parkway Properties, Inc. REIT	195,690	8,904
Republic Property Trust REIT	382,210	3,776
SL Green Realty Corp. REIT	162,710	17,812
Trizec Properties, Inc. REIT	1,326,200	37,982
		382,952
Office/Industrial — Mixed (0.9%)
Liberty Property Trust REIT	351,143	15,520
Residential Apartments (19.6%)
American Campus Communities, Inc. REIT	187,850	4,668
Apartment Investment & Management Co., Class A REIT	76,230	3,312
Archstone-Smith Trust REIT	1,352,389	68,796
Atlantic Gulf Communities Corp.	(a)(d)(i)(l)140,284	@—
AvalonBay Communities, Inc. REIT	784,082	86,735
BRE Properties, Inc. REIT	137,190	7,546
Brookfield Homes Corp.	(a)60,236	1,985
Equity Residential REIT	1,751,769	78,357
Essex Property Trust, Inc. REIT	421,596	47,075
Post Properties, Inc. REIT	586,275	26,582
United Dominion Realty Trust, Inc. REIT	104,940	2,939
		327,995
Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	502,069	22,006
Retail Regional Malls (13.8%)
General Growth Properties, Inc. REIT	413,810	18,646
Macerich Co. (The) REIT	602,384	42,287
Simon Property Group, Inc. REIT	1,784,342	147,993
Taubman Centers, Inc. REIT	536,908	21,960
		230,886
Retail Strip Centers (7.2%)
Acadia Realty Trust REIT	281,560	6,659
BPP Liquidating Trust REIT	(d)(l)113,290	6
Cedar Shopping Centers, Inc. REIT	147,400	2,170
Developers Diversified Realty Corp. REIT	21,905	1,143
Federal Realty Investment Trust REIT	738,175	51,672
Pan Pacific Retail Properties, Inc. REIT	63,940	4,436
Ramco-Gershenson Properties REIT	44,200	1,190
Regency Centers Corp. REIT	848,775	52,751
		120,027
Self Storage (5.2%)
Public Storage, Inc. REIT	737,710	55,992
Shurgard Storage Centers, Inc., Class A REIT	489,896	30,619
		86,611
Total Common Stocks (Cost $1,076,317)		1,655,805
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(d)(i)(l)107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)(l)75,765	@—
Total Preferred Stocks (Cost $1,828)		@—

	Face
	Amount (000)

Short-Term Investment (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $19,312 (Cost $19,304)	$ (f)19,304	19,304
Total Investments (100.2%) (Cost $1,097,449)		1,675,109
Liabilities in Excess of Other Assets (-0.2%)		(3,639)
Net Assets (100%)		$1,671,470

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At June 30, 2006, the Portfolio held $1,016,000 of fair valued securities, representing 0.1% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)                                     Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,010,000, BRCP REIT LLC l was acquired 5/03 - 1/06 and has a current cost basis of $4,703,000. Cabot 2 Industrial Value Fund L.P., was acquired 11/05 - 6/06 and has a current cost basis of $1,167,000. Keystone Industrial Fund L.P. was acquired 10/05 - 4/06 and has a current cost basis of $831,000. At June 30, 2006, these securities had an aggregate market value of $7,711,000, representing 0.5% of net assets.

(I)                                    Security has been deemed illiquid — at June 30, 2006

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)

USD	61	$61	7/3/06	CAD	68	$61	$ @—
USD	28	28	7/3/06	CAD	32	28	@—
USD	109	109	7/5/06	CAD	121	109	@—
USD	198	198	7/5/06	CAD	221	197	(1)
		$396				$395	$(1)

CAD — Canadian Dollar

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

Face
Amount (000)	Value (000)

Debt Instruments (94.6%)
Argentina (2.5%)
Sovereign (2.5%)
Republic of Argentina
5.83%, 12/31/33	$3,470	$1,308
8.28%, 12/31/33	(d)109	97
Republic of Argentina (Linked Variable Rate)
86.70%, 4/10/49	(b)1,120	454
1,859
Brazil (11.4%)
Corporate (1.2%)
Banco ABN AMRO Real S.A.
Zero Coupon, 12/13/07	BRL	1,850	859
Sovereign (10.2%)
Citigroup, Inc.
6.00%, 5/18/09	$800	766
Federative Republic of Brazil
8.00%, 1/15/18	462	488
8.875%, 10/14/19	3,060	3,417
8.875%, 4/15/24	425	472
10.50%, 7/14/14	620	748
14.50%, 10/15/09	1,370	1,708
7,599
8,458
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria
8.25%, 1/15/15	(e)200	226
8.25%, 1/15/15	473	535
Republic of Bulgaria (Registered)
8.25%, 1/15/15	170	193
954
Chile (1.6%)
Corporate (1.6%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)1,150	1,189
Colombia (2.4%)
Sovereign (2.4%)
Republic of Colombia
8.125%, 5/21/24	480	488
8.25%, 12/22/14	340	359
9.75%, 4/9/11	259	281
11.75%, 2/25/20	495	653
1,781
Ecuador (1.3%)
Sovereign (1.3%)
Republic of Ecuador
9.00%, 8/15/30	(n)780	759
9.375%, 12/15/15	190	189
948
Indonesia (4.4%)
Corporate (4.4%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15	(e)(h)361	273
Tranche B, 6.00%, 4/28/18	(h)1,101	611
Tranche C, 6.13%, 4/28/27	(e)(h)2,227	457
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 2.12%, 4/28/15	(e)(h)553	423
Tranche A, 6.00%, 4/28/15	(h)1,058	809
Tranche B, 6.00%, 4/28/18	(e)(h)808	473
Tranche C, 6.13%, 4/28/27	(e)998	204
3,250
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.50%, 3/29/18	(b)580	151
Malaysia (1.2%)
Sovereign (1.2%)
Government of Malaysia
7.50%, 7/15/11	90	96
8.75%, 6/1/09	760	818
914
Mexico (19.0%)
Corporate (7.8%)
Pemex Project Funding Master Trust
6.63%, 6/15/10	150	154
6.63%, 6/15/10	(e)1,080	1,105
8.625%, 12/1/23	460	505
9.125%, 10/13/10	1,260	1,382
9.50%, 9/15/27	320	385
9.50%, 9/15/27	(e)1,600	1,924
10.00%, 9/15/27	290	348
5,803
Sovereign (11.2%)
Mexican Bonos
10.00%, 12/5/24	MXN	47,650	4,402
United Mexican States
8.00%, 12/17/15	18,050	1,484
8.125%, 12/30/19	$1,173	1,328
8.375%, 1/14/11	1,030	1,125
8,339
14,142
Nigeria (2.7%)
Sovereign (2.7%)
Central Bank of Nigeria
6.25%, 11/15/20	(h)(n)1,000	998
Central Bank of Nigeria Credit-Linked Mortgage Bond
15.00%, 1/30/09	937	1,015
2,013

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

		Face
		Amount (000)	Value (000)

Panama (2.2%)
Sovereign (2.2%)
Republic of Panama
7.125%, 1/29/26		$750	$727
9.375%, 4/1/29		540	640
9.625%, 2/8/11		249	278
			1,645
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru
8.375%, 5/3/16		330	358
8.75%, 11/21/33		1,080	1,207
9.875%, 2/6/15		480	564
			2,129
Philippines (11.5%)
Sovereign (11.5%)
Republic of Philippines
8.875%, 3/17/15		3,470	3,773
9.00%, 2/15/13		740	800
9.50%, 2/2/30		(c)3,180	3,649
10.625%, 3/16/25		(c)270	335
			8,557
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30		350	488
Russia (15.0%)
Corporate (2.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34		(c)1,040	1,193
RSHB Capital SA for OJSC Russian Agricultural Bank
7.175%, 5/16/13		(c)(e)950	944
			2,137
Sovereign (12.1%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		1,500	1,867
Russian Federation
5.00%, 3/31/30		(e)(n)65	70
Russian Federation (Registered)
5.00%, 3/31/30		1,883	2,008
8.25%, 3/31/10		658	685
11.00%, 7/24/18		1,606	2,218
12.75%, 6/24/28		1,250	2,122
			8,970
			11,107
South Africa (0.8%)
Sovereign (0.8%)
Republic of South Africa
13.50%, 9/15/15	ZAR	3,170	576
Trinidad (1.2%)
Corporate (1.2%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36		$ (e)932	$861
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12		210	219
Turkey (5.5%)
Sovereign (5.5%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 6/28/07		2,230	1,817
Zero Coupon, 1/25/07		170	155
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07		1,238	835
Republic of Turkey
11.00%, 1/14/13		610	698
11.50%, 1/23/12		500	574
			4,079
Venezuela (6.6%)
Sovereign (6.6%)
Republic of Venezuela
5.75%, 2/26/16		610	541
8.50%, 10/8/14		590	626
9.375%, 1/13/34		742	872
10.75%, 9/19/13		2,390	2,857
			4,896
Total Debt Instruments (Cost $72,263)			70,216

	No.of
	Warrants
Warrants (1.0%)
Argentina (0.6%)
Republic of Argentina, expiring 12/15/35	(a)16,231,454	418
Republic of Argentina, expiring 12/15/35	(a)(d)317,929	28
		446
Mexico (0.1%)
United Mexican States, expiring 9/1/06	(a)900	54
Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20	750	113
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	2,700	96
Total Warrants (Cost $278)		709

No.of
Contracts
Put Options Purchased (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
9/06 @ $2.287(Cost $25)	(a)742,210	15

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount (000)	Value (000)

Short-Term Investment (5.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (3.4%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)77	$77
AmSouth Bank,
5.30%, 7/3/06	(h)155	155
Bank of America Corp.,
5.31%, 7/3/06	(h)17	17
5.32%, 7/3/06	(h)124	124
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)39	39
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)77	77
5.37%, 7/3/06	(h)93	93
BNP Paribas plc, 5.14%, 8/21/06	(h)77	77
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)79	79
Five Finance, Inc., 5.33%, 7/3/06	(h)77	77
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)39	39
5.42%, 7/3/06	(h)73	73
HSBC Finance Corp., 5.13%, 7/6/06	(h)39	39
Lehman Brothers, Inc., 5.35%, 7/3/06	333	333
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%,
7/3/06	(h)39	39
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)23	23
5.34%, 7/31/06	(h)155	155
Merrill Lynch & Co., 5.07%, 7/26/06	(h)41	41
National City Bank Cleveland,
5.32%, 7/3/06	(h)73	73
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/3/06	(h)155	155
Nationwide Building Society,
5.55%, 9/28/06	(h)90	90
Nordea Bank, New York,
5.31%, 7/3/06	(h)116	116
Skandi New York, 5.14%, 7/10/06	(h)77	77
SLM Corp., 5.27%, 7/20/06	(h)77	77
Societe Generale, 5.36%, 7/3/06	23	23
Swedish National Housing Finance Co.,
5.02%, 7/18/06	134	134
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)54	54
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)15	15
5.31%, 7/3/06	(h)116	116
		2,487

	Face
	Amount (000)	Value (000)

Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $1,643	$ (f)1,643	$1,643
Total Short-Term Investments (Cost $4,130)		4,130
Total Investments (101.2%) (Cost $76,696) — including $2,478 of Securities Loaned		75,070
Liabilities in Excess of Other Assets (-1.2%)		(872)
Net Assets (100%)		$74,198

(a)                                  Non-income producing security.

(b)                                 Issuer is in default.

(c)                                  All or portion of security on loan at June 30, 2006.

(d)                                 Security was valued at fair value — At June 30, 2006, the Portfolio held fair valued securities, valued at $125,000, representing 0.2% of net assets.

(e)                                  144A security — certain conditions for public sale may exist.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30, Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.

(n)                                 Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

@                                    Face Amount/Value is less than $500.

BRL                         Brazilian Real

MXN                  Mexican Peso

ZAR                      South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Unrealized
	of Contracts	Value (000)	Expiration Date	Appreciation (Depreciation) (000)

Short:
2 Year U.S. Treasury Notes	119	$24,131	Sep-06	$74

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*              Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face
	Amount (000)	Value (000)

Certificates of Deposit (4.4%)
Banking (4.4%)
First Tennessee Bank NA, 5.16%, 7/14/06
(Cost $15,000)	$15,000	$15,000
Commercial Paper (64.3%)
Asset Backed — Automotive (6.3%)
DaimlerChrysler Revolving Auto Conduit LLC,
5.13%, 7/12/06	15,000	14,976
New Center Asset Trust, 5.23%, 7/10/06	6,370	6,362
		21,338
Asset Backed — Consumer (11.5%)
Gemini Securitization Corp. LLC, 5.30%, 7/5/06	(e)15,000	14,991
Kitty Hawk Funding Corp, 5.14%, 7/10/06	(e)15,000	14,981
Three Rivers Funding Corp., 5.18%, 7/10/06	(e)9,123	9,111
		39,083
Asset Backed — Corporate (4.4%)
Amsterdam Funding Corp., 5.27%, 7/14/06	(e)15,000	14,972
Asset Backed — Diversified (4.4%)
Fairway Finance Co., LLC,
5.24%, 7/7/06	(e)8,000	7,993
5.29%, 7/11/06	(e)7,000	6,990
		14,983
Asset Backed — Mortgage (6.5%)
Sydney Capital Corp., 5.16%, 7/11/06	(e)15,000	14,978
Mortgage Interest Networking Trust, 5.32%, 7/3/06	7,000	6,998
		21,976
Asset Backed — Securities (17.7%)
Cancara Asset Securitisation Ltd., 5.25%, 7/5/06	(e)15,000	14,991
Galleon Capital LLC, 5.11%, 7/6/06	(e)15,000	14,989
Golden Fish LLC, 5.31%, 7/5/06	(e)15,000	14,991
Solitaire Funding LLC, 5.15%, 7/13/06	(e)15,000	14,974
		59,945
International Banks (9.1%)
Bank of Nova Scotia, 5.26%, 7/13/06	15,000	14,974
Sanpaolo IMI U.S. Financial Co., 5.26%, 7/5/06	16,000	15,991
		30,965
Investment Banks/Brokers/Services (4.4%)
Merrill Lynch & Co., 5.10%, 7/5/06	15,000	14,992
Total Commercial Paper (Cost $218,254)		218,254
Discount Notes (14.7%)
U.S. Government & Agency Securities (14.7%)
Freddie Mac Discount Notes
5.01%, 7/5/06	30,000	29,983
5.05%, 7/11/06	20,000	19,972
Total Discount Notes (Cost $49,955)		49,955
Repurchase Agreement (16.9%)

Bear Stearns & Co., 5.30%, dated 6/30/06, due 7/3/06, repurchase price $57,175 fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 4.85% to 6.75%, due 4/1/30 to 7/1/35; Federal National Mortgage Association, 4.94% to 6.12%, due 7/1/33 to 5/1/36, valued at $58,297.

(Cost $57,150)	$57,150	$57,150
Total Investments (100.3%) (Cost $340,359)		340,359
Liabilities in Excess of Other Assets (-0.3%)		(1,044)
Net Assets (100%)		$339,315

(e)          144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments

Municipal Money Market Portfolio

	Face
	Amount (000)	Value (000)

Tax-Exempt Instruments (99.7%)
Fixed Rate Instruments (9.9%)
Commercial Paper (7.4%)
Illinois Educational Facilities Authority, Pooled, Ser. 1995, 3.45%, 7/24/06	$8,700	$8,700
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Hospital, Ser. B, 3.50%, 7/7/06	5,000	5,000
Texas A&M University System, Permanent University Fund, Ser. 2002, 3.45%, 7/26/06	5,000	5,000
		18,700
Municipal Bonds & Notes (2.5%)
Michigan Municipal Bond Authority, Ser. 2005 B-2, 4.00%, 8/18/06	3,000	3,002
Schenectady City School District, New York, Ser. 2005 RANs, 3.75%, 7/6/06	3,500	3,500
		6,502
		25,202
Variable/Floating Rate Instruments (89.8%)
Daily Variable Rate Bonds (4.1%)
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 2004, 4.05%, 7/1/34	1,700	1,700
Kentucky Public Energy Authority, Inc., Gas Supply, Ser. 2006 A, 4.06%, 8/1/16	2,400	2,400
Long Island Power Authority, New York, Electric System Ser. 2 Subser. 2B, 3.94%, 5/1/33	100	100
New York City Transitional Finance Authority, New York, Recovery Fiscal 2003, Ser. 1 Subser. 1D, 4.00%, 11/1/22	700	700
Romeoville, Illinois, Lewis University, Ser. 2006, 4.03%, 10/1/36	2,250	2,250
Vermont Educational & Health Buildings Financing Agency, Gifford Medical Center, Ser. 2006 A, 4.01%, 10/1/36	3,335	3,335
		10,485
Weekly Variable Rate Bonds (85.7%)
American Public Energy Agency, Nebraska, Gas Supply, Ser. 2005 A, 3.99%, 12/1/15	4,162	4,162
Bexar County Housing Finance Corp., Texas, Multi- Family P-FLOATs PT-2082, 4.01%, 7/20/43	1,000	1,000
Bi-State Development Agency of the Missouri- Illinois Metropolitan District, Metrolink Cross County Extension, Ser. 2002 A (FSA), 4.00%, 10/1/32	1,300	1,300
Broward County Health Facilities Authority, Florida, Henderson Mental Health Center, Ser. 2004, 4.04%, 7/1/29	5,100	5,100
Centerra Metropolitan District No 1, Colorado, Ser. 2004, 4.00%, 12/1/29	4,100	4,100
Central Washington University, Washington, System, Ser. 2002 ROCs II-R Ser. 2121 (FGIC), 4.01%, 5/1/21	4,175	4,175
Charleston Educational Excellence Financing Corp., South Carolina, Ser. 2005 ROCs II-R, Ser. 515 (Assured Guaranty), 4.01%, 12/1/13	2,725	2,725
Chicago, Illinois, Chicago O’Hare International Airport Third Lien, Ser. 2005 C (CIFG), 3.98%, 1/1/35	7,400	7,400
Chicago, Illinois, Refunding, Ser. 2005 D (FSA), 3.97%, 1/1/40	5,300	5,300
Chicago Board of Education, Illinois, Ser. 2004 D (FSA), 3.99%, 3/1/23	7,030	7,030
Coastal Bend Health Facilities Development Corp., Texas, Christus Health, Ser. 2005, Subser. B-3 (Ambac), 3.96%, 7/1/41	5,000	5,000
Colorado Health Facilities Authority, NCMC, Inc., Ser. 2005 (FSA), 3.95%, 5/15/24	4,345	4,345
DeKalb County Housing Authority, Georgia, Multifamily Housing Post Brook, Ser. 1995, 3.98%, 6/1/30	4,300	4,300
Denver Urban Renewal Authority, Colorado, Stapleton Senior Tax Increment, Ser. 2004 A-1 P-FLOATs PT-999, 4.06%, 12/1/24	3,000	3,000
Detroit, Michigan, Water Supply System Refunding Second Lien, Ser. 2001-C (FGIC), 3.98%, 7/1/29	4,000	4,000
Duval County Housing Finance Authority, Florida, Sunbeam Road Apartments, Ser. 1997, 3.98%, 7/1/25	4,100	4,100
Dyer, Indiana, Regency Place of Dyer, Ser. 1992 A TOBs (FHA), 4.14%, 8/1/12	2,450	2,450
Florida Department of Environmental Protection, Everglades Restoration, Ser. 2006 A (Ambac), 3.96%, 7/1/25	10,000	10,000
Fulton County Development Authority, Georgia, Morehouse College, Ser. 1997, 3.98%, 8/1/17	2,865	2,865
Garland Health Facilities Development Corp., Texas, Chambrel Club Hill, Ser. 2002, 3.97%, 11/15/32	4,900	4,900
Hamilton County, Ohio, Twin Towers and Twin Lakes, Ser. 2003 A, 4.00%, 7/1/23	3,500	3,500
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Ser. 1999 (Ambac), 4.00%, 9/1/24	2,760	2,760
Illinois Housing Development Authority, Village Center Development, Ser. 2004, 3.97%, 3/1/20	7,600	7,600
Indiana Health Facility Financing Authority, Community Health Network, Ser. 2005 C, 3.97%, 5/1/35	3,000	3,000
Indiana Transportation Finance Authority, Highway, Ser. 2004 C MERLOTs, Ser. B-21 (FGIC), 4.01%, 12/1/22	2,090	2,090
Jackson County Hospital Finance Authority, Michigan, W. A. Foote Memorial Hospital, Ser. 2005 A, 3.99%, 6/1/32	2,600	2,600
Jackson Health Educational & Housing Facility Board, Tennessee, Union University, Ser. 2005, 3.99%, 7/1/19	5,800	5,800
Lakeland, Florida, Energy System, Ser. 2003, 3.99%, 10/1/37	3,000	3,000
Lancaster County Hospital Authority, Pennsylvania, Willow Valley Retirement Communities, Ser. 2002 B (Radian), 3.99%, 12/1/07	4,000	4,000

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

	Face
	Amount (000)	Value (000)

Variable/Floating Rate Instruments (cont’d)
Weekly Variable Rate Bonds (cont’d)
Minneapolis, Minnesota, Guthrie Theater on the River, Ser. 2003 A, 3.97%, 10/1/23	$5,500	$5,500
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Ser. 2004B1 P-FLOATs PA-1276, 4.02%, 9/1/24	6,025	6,025
New York City, New York, Fiscal 2006, Subser. E- 4, 3.96%, 8/1/34	3,300	3,300
North Carolina Medical Care Commission, Mission- St. Joseph’s Health System, Ser. 2003, 4.05%, 10/1/18	6,425	6,425
North Carolina Medical Care Commission, University Health Systems of Eastern Carolina, Ser. 2006C-2 (Ambac), 3.93%, 12/1/36	1,400	1,400
Oak Park Heights, Minnesota, Multifamily Boutwells Landing, Ser. 2005, 3.97%, 11/1/35	4,500	4,500
Ohio, Common Schools, Ser. 2006 C, 3.95%, 6/15/26	5,000	5,000
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania, Temple University Health System, 2005, Ser. C, 3.98%, 7/1/28	5,500	5,500
Port St. Lucie, Florida, Utility System, Ser. 2005 (MBIA), 3.97%, 9/1/35	2,200	2,200
Raleigh, North Carolina, Downtown Improvement, Ser. 2005 B COPs, 3.96%, 2/1/34	7,000	7,000
Rancho Water District Financing Authority, California, Ser. 2001 B (FGIC), 3.91%, 8/1/31	4,400	4,400
Saline Area Schools, Michigan, Ser. 2002 B, 3.96%, 5/1/30	2,490	2,490
Sam Rayburn Municipal Power Agency, Texas, Refg, Ser. 2002 P-FLOATs PT-2413 (Radian), 4.02%, 10/1/21	7,200	7,200
Tennergy Corp., Tennessee, Gas, Ser. 2006 B PUTTERs, Ser. 1260B, 4.02%, 11/1/13	5,000	5,000
University of New Mexico Regents, Ser. 2002 B, 4.00%, 6/1/26	5,000	5,000
University of Texas, Permanent University Fund, PUTTERs, Ser. 411, 4.01%, 1/1/12	2,830	2,830
Will County, Illinois, University of St. Francis, Ser. 2005, 4.04%, 12/1/25	3,500	3,500
Williamsburg, Kentucky, Cumberland College, Ser. 2002, 3.97%, 9/1/32	9,190	9,190
York County School District No 4, South Carolina, Fort Mill, TOCs, Ser. 2004 F, 4.01%, 3/9/12	5,870	5,870
Yorkville United City Special Service Area 2004- 106, Illinois, Special Tax, Ser. 2004, 3.99%, 3/1/34	3,000	3,000
		216,932
		227,417
Total Tax-Exempt Instruments (Cost $252,619)		252,619
Total Investments (99.7%) (Cost $252,619)		252,619
Other Assets in Excess of Liabilities (0.3%)		648
Net Assets (100%)		$253,267

Ambac	Ambac Assurance Corp.
Assured Guaranty	Assured Guaranty, Ltd.
CIFG	CDC IXIS Financial Guaranty
COPs	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
MERLOTs	Municipal Exempt Receipts Liquidity Optional Tenders
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERs	Puttable Tax-Exempt Receipts
Radian	Radian Asset Assurance, Inc.
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
TOBs	Tender Option Bonds
TOCs	Tender Option Certificates

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

	Value	% of Net
STATE	(000)	Assets

Illinois	$48,840	19.3%
Texas	25,930	10.2
Florida	24,400	9.6
North Carolina	14,825	5.9
Tennessee	12,500	4.9
Michigan	12,092	4.8
Kentucky	11,590	4.6
Colorado	11,445	4.5
Minnesota	10,000	3.9
Pennsylvania	9,500	3.8
South Carolina	8,595	3.4
Ohio	8,500	3.4
New York	7,600	3.0
Indiana	7,540	3.0
Georgia	7,165	2.8
Mississippi	6,025	2.4
Maryland	5,000	2.0
New Mexico	5,000	2.0
California	4,400	1.7
Washington	4,175	1.6
Nebraska	4,162	1.6
Vermont	3,335	1.3
	$252,619	99.7%

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Assets and Liabilities

	Active International	Emerging	Global	Global Value
	Allocation	Markets	Franchise	Equity
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$840,492	$1,683,841	$101,090	$98,487
Investment in Security of Affiliated Issuer, at Cost:	—	3,415	—	—
Foreign Currency, at Cost:	4,517	7,176	65	1,050
Investments in Securities of Unaffiliated Issuers, at Value:(1)	1,001,363	2,040,818	129,258	113,583
Investment in Security of Affiliated Issuer, at Value:	—	12,838	—	—
Foreign Currency, at Value:	4,525	7,167	66	1,060
Cash	—	—	@—	11
Due from Broker	10,169	—	—	—
Receivable for Portfolio Shares Sold	511	4,456	—	157
Receivable for Investments Sold	—	38,037	201	206
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,620	6,459	1	@—
Foreign Withholding Tax Reclaim Receivable	69	421	94	20
Dividends Receivable	1,153	4,317	228	223
Interest Receivable	12	110	@—	@—
Other Assets	8	30	1	1
Total Assets	1,021,430	2,114,653	129,849	115,261
Liabilities:
Collateral on Securities Loaned, at Value:	132,644	121,323	—	5,980
Unrealized Depreciation on Foreign Currency Exchange Contracts	3,368	859	696	—
Payable for Investments Purchased	—	26,098	162	106
Payable for Portfolio Shares Redeemed	456	2,954	—	12
Investment Advisory Fees Payable	1,427	6,276	271	184
Bank Overdraft Payable	39	4,153	—	—
Payable for Administration Fees	56	124	9	7
Payable for Custodian Fees	78	567	10	13
Directors’ Fees and Expenses Payable	12	52	—	7
Distribution Fees — Class B	1	29	1	5
Other Liabilities	104	164	29	32
Total Liabilities	138,185	162,599	1,178	6,346
Net Assets	$883,245	$1,952,054	$128,671	$108,915
Net Assets Consist Of:
Paid-in Capital	$751,067	$1,288,604	$99,669	$88,892
Undistributed (Distributions in Excess of) Net Investment Income	10,587	(794)	1,602	1,135
Accumulated Net Realized Gain (Loss)	(42,501)	292,169	(79)	3,783
Unrealized Appreciation (Depreciation) on:
Investments	160,871	366,400	28,168	15,096
Foreign Currency Exchange Contracts and Translations	223	5,675	(689)	9
Futures Contracts	2,998	—	—	—
Net Assets	$883,245	$1,952,054	$128,671	$108,915
CLASS A:
Net Assets	$876,617	$1,806,390	$124,207	$86,189
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	64,791,072	65,491,302	7,335,799	4,611,099
Net Asset Value, Offering and Redemption Price Per Share	$13.53	$27.58	$16.93	$18.69
CLASS B:
Net Assets	$6,628	$145,664	$4,464	$22,726
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	482,613	5,347,248	266,229	1,228,742
Net Asset Value, Offering and Redemption Price Per Share	$13.73	$27.24	$16.77	$18.50

(1) Including:
Repurchase Agreements, at Value:	$84,013	$10,166	$234	$2,077
Securities on Loan, at Value:	128,445	120,634	—	5,681

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Assets and Liabilities

	International	International	International	International
	Equity	Growth Equity	Magnum	Real Estate
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$6,488,743	$5,505	$110,334	$533,081
Foreign Currency, at Cost:	40,445	74	912	2,925
Investments in Securities of Unaffiliated Issuers, at Value:(1)	7,625,746	5,877	119,468	577,220
Foreign Currency, at Value:	40,982	75	922	2,965
Cash	—	18	—	277
Due from Broker	—	—	530	—
Receivable for Portfolio Shares Sold	14,096	—	90	516
Receivable for Investments Sold	64,450	—	—	3,853
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,427	—	117	13
Foreign Withholding Tax Reclaim Receivable	275	1	23	83
Dividends Receivable	8,665	3	80	1,445
Interest Receivable	11	—	1	6
Other Assets	117	—	1	1
Total Assets	7,757,769	5,974	121,232	586,379
Liabilities:
Collateral on Securities Loaned, at Value:	532,299	—	12,627	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	10,600	—	175	—
Payable for Investments Purchased	13,330	—	120	15,861
Bank Overdraft Payable	—	—	59	—
Payable for Portfolio Shares Redeemed	1,527	—	102	1,839
Investment Advisory Fees Payable	15,020	2	167	924
Payable for Administration Fees	467	@—	7	34
Payable for Custodian Fees	499	3	35	49
Directors’ Fees and Expenses Payable	144	@—	8	—
Distribution Fees — Class B	237	@—	@—	5
Other Liabilities	643	21	38	35
Total Liabilities	574,766	26	13,338	18,747
Net Assets	$7,183,003	$5,948	$107,894	$567,632
Net Assets Consist Of:
Paid-in Capital	$5,081,719	$5,480	$84,812	$502,885
Undistributed (Distributions in Excess of) Net Investment Income	172,941	49	1,329	3,574
Accumulated Net Realized Gain (Loss)	797,589	46	12,509	17,009
Unrealized Appreciation (Depreciation) on:
Investments	1,137,003	372	9,134	44,139
Foreign Currency Exchange Contracts and Translations	(6,249)	1	(51)	25
Futures Contracts	—	—	161	—
Net Assets	$7,183,003	$5,948	$107,894	$567,632
CLASS A:
Net Assets	$6,023,723	$5,426	$105,991	$541,900
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	273,534,799	497,194	7,525,564	19,745,984
Net Asset Value, Offering and Redemption Price Per Share	$22.02	$10.91	$14.08	$27.44
CLASS B:
Net Assets	$1,159,280	$522	$1,903	$25,732
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	53,097,823	47,951	135,670	936,999
Net Asset Value, Offering and Redemption Price Per Share	$21.83	$10.89	$14.03	$27.46

(1) Including:
Repurchase Agreements, at Value:	$75,775	$—	$4,316	$40,546
Securities on Loan, at Value:	515,626	—	12,304	—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Assets and Liabilities

	International	Focus	Large Cap	Small Company
	Small Cap	Equity	Relative Value	Growth
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$1,158,634	$59,352	$227,633	$1,809,458
Foreign Currency, at Cost:	1,009	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	1,384,718	65,766	243,418	1,969,714
Foreign Currency, at Value:	1,009	—	—	—
Cash	—	@—	13	1
Receivable for Portfolio Shares Sold	391	62	507	3,599
Receivable for Investments Sold	18,420	490	421	15,179
Unrealized Appreciation on Foreign Currency Exchange Contracts	83	—	—	—
Foreign Withholding Tax Reclaim Receivable	910	—	—	—
Dividends Receivable	1,649	10	277	150
Interest Receivable	3	1	1	4
Other Assets	19	1	3	19
Total Assets	1,407,202	66,330	244,640	1,988,666
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	36	—	—	—
Payable for Investments Purchased	13,172	1,010	527	42,965
Payable for Portfolio Shares Redeemed	314	42	1	1,169
Bank Overdraft Payable	975	—	—	—
Investment Advisory Fees Payable	3,526	86	283	4,370
Payable for Administration Fees	92	4	16	125
Payable for Custodian Fees	147	4	9	15
Directors’ Fees and Expenses Payable	10	6	7	4
Distribution Fees — Class B	—	3	12	181
Other Liabilities	128	25	104	183
Total Liabilities	18,400	1,180	959	49,012
Net Assets	$1,388,802	$65,150	$243,681	$1,939,654
Net Assets Consist Of:
Paid-in Capital	$960,376	$83,766	$213,212	$1,682,095
Undistributed (Distributions in Excess of) Net Investment Income	6,022	(100)	1,325	—
Accumulated Net Investment Loss	—	—	—	(5,415)
Accumulated Net Realized Gain (Loss)	196,243	(24,930)	13,359	102,718
Unrealized Appreciation (Depreciation) on:
Investments	226,084	6,414	15,785	160,256
Foreign Currency Exchange Contracts and Translations	77	—	—	—
Net Assets	$1,388,802	$65,150	$243,681	$1,939,654
CLASS A:
Net Assets	$1,388,802	$53,273	$183,420	$1,042,941
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	53,856,162	3,672,441	16,090,227	78,649,058
Net Asset Value, Offering and Redemption Price Per Share	$25.79	$14.51	$11.40	$13.26
CLASS B:
Net Assets	$—	$11,877	$60,261	$896,713
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)		838,597	5,294,719	70,896,242
Net Asset Value, Offering and Redemption Price Per Share	$—	$14.16	$11.38	$12.65

(1) Including:
Repurchase Agreements, at Value:	$21,798	$1,838	$7,388	$30,445

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Assets and Liabilities

	Systematic	Systematic	Systematic	Systematic
	Active Large	Active Small	Active Small	Active Small
	Cap Core	Cap Core	Cap Growth	Cap Value
	Portfolio^ (000)	Portfolio^ (000)	Portfolio^ (000)	Portfolio^ (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$6,233	$8,503	$8,759	$8,561
Investments in Securities of Unaffiliated Issuers, at Value:(1)	6,106	8,234	8,468	8,398
Cash	4	6	11	11
Due from Adviser	12	9	9	9
Due from Broker	—	2	4	4
Receivable for Investments Sold	—	1,440	2,023	1,818
Dividends Receivable	5	4	3	6
Interest Receivable	@—	@—	@—	@—
Total Assets	6,127	9,695	10,518	10,246
Liabilities:
Collateral on Securities Loaned, at Value:	351	2,113	2,193	2,151
Due to Broker	1	—	—	—
Payable for Investments Purchased	—	1,439	2,004	1,799
Payable for Administration Fees	@—	@—	@—	@—
Payable for Custodian Fees	@—	@—	@—	@—
Directors’ Fees and Expenses Payable	@—	@—	@—	@—
Distribution Fees — Class B	@—	@—	@—	@—
Other Liabilities	10	13	13	13
Total Liabilities	362	3,565	4,210	3,963
Net Assets	$5,765	$6,130	$6,308	$6,283
Net Assets Consist Of:
Paid-in Capital	$6,000	$6,600	$6,900	$6,700
Undistributed (Distributions in Excess of) Net Investment Income	13	1	—	6
Accumulated Net Investment Loss	—	—	(3)	—
Accumulated Net Realized Gain (Loss)	(126)	(210)	(316)	(277)
Unrealized Appreciation (Depreciation) on:
Investments	(127)	(269)	(291)	(163)
Futures Contracts	5	8	18	17
Net Assets	$5,765	$6,130	$6,308	$6,283
CLASS A:
Net Assets	$5,669	$6,037	$6,217	$6,189
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	590,000	650,000	680,000	660,000
Net Asset Value, Offering and Redemption Price Per Share	$9.61	$9.29	$9.14	$9.38
CLASS B:
Net Assets	$96	$93	$91	$94
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	10,000	10,000	10,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$9.61	$9.28	$9.14	$9.37

(1) Including:
Repurchase Agreements, at Value:	$236	$156	$295	$298
Securities on Loan, at Value:	345	2,085	2,179	2,127

^	Portfolio commenced operations on April 28, 2006.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Assets and Liabilities

	U.S. Large	U.S. Real	Emerging	Money	Municipal
	Cap Growth	Estate	Markets Debt	Market	Money Market
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$910,387	$1,097,449	$76,696	$340,359	$252,619
Foreign Currency, at Cost:	—	109	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	975,865	1,675,109	75,070	340,359	252,619
Foreign Currency, at Value:	—	109	—	—	—
Cash	—	282	1,631	29	93
Due from Broker	—	—	585	—	—
Receivable for Portfolio Shares Sold	1,067	2,750	136	—	—
Receivable for Investments Sold	2,434	7,038	2,199	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	@—	—	—	—
Dividends Receivable	397	5,625	—	—	—
Interest Receivable	2	3	1,372	47	1,273
Other Assets	11	18	1	8	6
Total Assets	979,776	1,690,934	80,994	340,443	253,991
Liabilities:
Collateral on Securities Loaned, at Value:	—	—	2,487	—	—
Payable for Investments Purchased	4,822	11,424	2,212	—	—
Payable for Portfolio Shares Redeemed	2,058	4,748	—	—	—
Dividends Declared	—	—	—	672	382
Investment Advisory Fees Payable	1,190	2,949	137	272	215
Foreign Currency Overdraft Payable	—	—	1,803	—	—
Bank Overdraft Payable	115	—	—	—	—
Payable for Administration Fees	62	106	5	14	12
Payable for Custodian Fees	12	19	7	6	3
Directors’ Fees and Expenses Payable	36	13	5	97	55
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	1	—	—	—
Distribution Fees — Class B	9	38	@—	—	—
Other Liabilities	94	166	140	67	57
Total Liabilities	8,398	19,464	6,796	1,128	724
Net Assets	$971,378	$1,671,470	$74,198	339,315	$253,267
Net Assets Consist Of:
Paid-in Capital	$965,699	$959,815	$155,844	339,296	$253,253
Undistributed (Distributions in Excess of) Net Investment Income	217	3,750	2,412	23	14
Accumulated Net Realized Gain (Loss)	(60,016)	130,244	(82,506)	(4)	—
Unrealized Appreciation (Depreciation) on:
Investments	65,478	577,660	(1,626)	—	—
Foreign Currency Exchange Contracts and Translations	—	1	@—	—	—
Futures Contracts	—	—	74	—	—
Net Assets	$971,378	$1,671,470	74,198	339,315	$253,267
CLASS A:
Net Assets	$922,175	$1,481,948	$73,593	$339,315	$253,267
Shares Outstanding $0.001 par value shares of beneficial interest †(500,000,000 shares authorized for U.S. Large Cap Growth, U.S. Real Estate and Emerging Market Debt Portfolios) (4,000,000,000 shares authorized for Money Market Portfolio and Municipal Money Market Portfolio) (not in 000’s)	48,772,120	55,137,447	6,431,403	339,473,117	253,252,519
Net Asset Value, Offering and Redemption Price Per Share	$18.91	$26.88	$11.44	$1.00	$1.00
CLASS B:
Net Assets	$49,203	$189,522	$605	$—	$—
Shares Outstanding $0.001 par value shares of beneficial interest †(5,000,000 shares authorized) (not in 000’s)	2,642,488	7,116,198	51,792	—	—
Net Asset Value, Offering and Redemption Price Per Share	$18.62	$26.63	11.69	$—	$—

(1) Including:
Repurchase Agreements, at Value:	$15,913	$19,304	$1,643	$57,150	$—
Securities on Loan, at Value:	—	—	2,478	—	—

@            Amount is less than $500.

†                  $0.003 par value shares of beneficial interest for Emerging Markets Debt Portfolio.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2006

	Active			Global		International
	International	Emerging	Global	Value	International	Growth
	Allocation	Markets	Franchise	Equity	Equity	Equity
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Investment Income:
Dividends from Securities of Unaffiliated Issuers	$14,811	$24,505	$2,160	$1,716	$229,106	$91
Interest	2,033	2,208	134	77	6,294	—
Less: Foreign Taxes Withheld	(1,436)	(1,354)	(142)	(112)	(22,346)	(13)
Total Investment Income	15,408	25,359	2,152	1,681	213,054	78
Expenses:
Investment Advisory Fees (Note B)	2,747	12,523	484	365	30,768	21
Administration Fees (Note C)	338	845	48	44	3,077	2
Custodian Fees (Note E)	189	1,146	23	32	999	8
Directors’ Fees and Expenses	6	18	1	1	66	—
Professional Fees	32	57	15	16	108	29
Bank Overdraft Expense	4	4	—	—	10	@—
Shareholder Reporting Fees	82	105	17	19	514	2
Distribution Fees — Class B (Note D)	4	180	6	28	1,566	1
Country Tax Expense	@—	2	—	—	—	—
Other Expenses	64	103	26	32	246	12
Total Expenses	3,466	14,983	620	537	37,354	75
Waiver of Investment Advisory Fees (Note B)	(73)	—	(5)	—	—	(21)
Reimbursement of Investment Advisory Fees (Note B)	—	—	—	—	—	(22)
Expense Offset (Note E)	(4)	(4)	(3)	@—	(3)	(3)
Net Expenses	3,389	14,979	612	537	37,351	29
Net Investment Income (Loss)	12,019	10,380	1,540	1,144	175,703	49
Realized Gain (Loss):
Investments Sold	18,361	275,434 *	(99)	4,814	662,334	54
Foreign Currency Transactions	2,366	(516)	(61)	25	(12,122)	(7)
Futures Contracts	(1,024)	—	—	—	—	—
Net Realized Gain (Loss)	19,703	274,918	(160)	4,839	650,212	47
Change in Unrealized Appreciation (Depreciation):
Investments	34,071	(139,908)	8,122	(1,050)	(187,729)	405
Foreign Currency Exchange Contracts and Translations	2,422	8,052	(1,063)	12	(7,054)	4
Futures Contracts	1,701	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	38,194	(131,856)	7,059	(1,038)	(194,783)	409
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	57,897	143,062	6,899	3,801	455,429	456
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,916	$153,442	$8,439	$4,945	$631,132	$505

@	Amount is less than $500.
*	Net of Capital Gain Country Tax of $105.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2006

					Large Cap	Small
	International	International	International	Focus	Relative	Company
	Magnum	Real Estate	Small Cap	Equity	Value	Growth
	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)	Portfolio (000)

Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,868	$6,218	$22,752	$160	$2,431	$3,993
Interest	252	388	671	45	257	1,464
Less: Foreign Taxes Withheld	(190)	(634)	(2,543)	(4)	@—	—
Total Investment Income	1,930	5,972	20,880	201	2,688	5,457
Expenses:
Investment Advisory Fees (Note B)	456	1,557	6,925	176	528	8,441
Administration Fees (Note C)	46	156	583	28	87	772
Custodian Fees (Note E)	68	92	290	7	15	40
Directors’ Fees and Expenses	1	2	10	1	2	12
Bank Overdraft Expense	3	2	3	—	—	1
Professional Fees	15	14	36	22	16	33
Shareholder Reporting Fees	32	20	87	18	33	184
Distribution Fees — Class B (Note D)	3	22	—	18	75	1,122
Other Expenses	29	49	77	24	75	144
Total Expenses	653	1,914	8,011	294	831	10,749
Waiver of Investment Advisory Fees (Note B)	(77)	—	—	—	—	—
Reimbursement of Investment Advisory Fees (Note B)	—	—	—	—	—	—
Expense Offset (Note E)	@—	(6)	@—	@—	@—	(11)
Net Expenses	576	1,908	8,011	294	831	10,738
Net Investment Income (Loss)	1,354	4,064	12,869	(93)	1,857	(5,281)
Realized Gain (Loss):
Investments Sold	16,536	13,722	141,965	3,800	10,792	120,508
Foreign Currency Transactions	597	50	51	—	3	—
Futures Contracts	232	—	—	—	—	—
Net Realized Gain (Loss)	17,365	13,772	142,016	3,800	10,795	120,508
Change in Unrealized Appreciation (Depreciation):
Investments	(8,803)	25,423	(61,739)	(5,297)	(8,031)	(77,270)
Foreign Currency Exchange Contracts and Translations	186	42	109	—	—	—
Futures Contracts	(38)	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(8,655)	25,465	(61,630)	(5,297)	(8,031)	(77,270)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	8,710	39,237	80,386	(1,497)	2,764	43,238
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,064	$43,301	$93,255	$(1,590)	$4,621	$37,957

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2006

	Systematic	Systematic	Systematic	Systematic	U.S. Large
	Active Large	Active Small	Active Small	Active Small	Cap	U.S. Real
	Cap Core	Cap Core	Cap Growth	Cap Value	Growth	Estate
	Portfolio^ (000)	Portfolio^ (000)	Portfolio^ (000)	Portfolio^ (000)	Portfolio (000)	Portfolio (000)

Investment Income:
Dividends from Securities of Unaffiliated Issuers	$16	$9	$5	$13	$2,674	$14,774
Interest	3	3	4	4	610	1,101
Less: Foreign Taxes Withheld	@—	—	—	—	(41)	(196)
Total Investment Income	19	12	9	17	3,243	15,679
Expenses:
Investment Advisory Fees (Note B)	3	8	8	8	2,346	5,702
Administration Fees (Note C)	1	1	1	1	375	609
Custodian Fees (Note E)	@—	@—	@—	@—	25	43
Directors’ Fees and Expenses	@—	@—	@—	@—	10	11
Bank Overdraft Expense	—	—	—	—	@—	2
Professional Fees	7	7	7	7	24	27
Shareholder Reporting Fees	7	5	5	5	87	175
Distribution Fees — Class B (Note D)	@—	@—	@—	@—	45	220
Other Expenses	4	7	8	7	71	81
Total Expenses	22	28	29	28	2,983	6,870
Waiver of Investment Advisory Fees (Note B)	(3)	(8)	(8)	(8)	—	—
Reimbursement of Investment Advisory Fees (Note B)	(13)	(9)	(9)	(9)	—	—
Expense Offset (Note E)	—	—	—	—	(1)	(4)
Net Expenses	6	11	12	11	2,982	6,866
Net Investment Income (Loss)	13	1	(3)	6	261	8,813
Realized Gain (Loss):
Investments Sold	(116)	(196)	(291)	(246)	15,630	89,581
Foreign Currency Transactions	—	—	—	—	—	4
Futures Contracts	(10)	(14)	(25)	(31)	—	—
Net Realized Gain (Loss)	(126)	(210)	(316)	(277)	15,630	89,585
Change in Unrealized Appreciation (Depreciation):
Investments	(127)	(269)	(291)	(163)	(45,841)	111,380
Foreign Currency Exchange Contracts and Translations	—	—	—	—	—	1
Futures Contracts	5	8	18	17	—	—
Net Change in Unrealized Appreciation (Depreciation)	(122)	(261)	(273)	(146)	(45,841)	111,381
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(248)	(471)	(589)	(423)	(30,211)	200,966
Net Increase (Decrease) in Net Assets Resulting from Operations	$(235)	$(470)	$(592)	$(417)	$(29,950)	$209,779

^	For the period from April 28, 2006 to June 30, 2006.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2006

	Emerging Markets		Municipal
	Debt	Money Market	Money Market
	Portfolio (000)	Portfolio (000)	Portfolio (000)

Investment Income:
Dividends from Securities of Unaffiliated Issuers	$—	$—	$—
Interest	3,179	9,210	5,028
Less: Foreign Taxes Withheld	(6)	—	—
Total Investment Income	3,173	9,210	5,028
Expenses:
Investment Advisory Fees (Note B)	340	582	457
Administration Fees (Note C)	36	97	76
Custodian Fees (Note E)	14	12	7
Directors’ Fees and Expenses	1	23	15
Bank Overdraft Expense	@—	—	3
Professional Fees	42	17	17
Shareholder Reporting Fees	16	3	28
Distribution Fees — Class B (Note D)	1	—	—
Other Expenses	24	70	43
Total Expenses	474	804	646
Waiver of Investment Advisory Fees (Note B)	(28)	—	—
Reimbursement of Investment Advisory Fees (Note B)	—	—	—
Expense Offset (Note E)	(1)	(1)	(2)
Net Expenses	445	803	644
Net Investment Income (Loss)	2,728	8,407	4,384
Realized Gain (Loss):
Investments Sold	1,328	—	2
Foreign Currency Transactions	14	—	—
Futures Contracts	46	—	—
Net Realized Gain (Loss)	1,388	—	2
Change in Unrealized Appreciation (Depreciation):
Investments	(5,370)	—	—
Foreign Currency Exchange Contracts and Translations	@—	—	—
Futures Contracts	85	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,285)	—	—
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(3,897)	—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,169)	$8,407	$4,386

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Active International Allocation		Emerging Markets
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006 (unaudited) (000)	December 31, 2005 (000)	June 30, 2006 (unaudited) (000)	December 31, 2005 (000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,019	$11,056	$10,380	$16,822
Net Realized Gain (Loss)	19,703	31,370	274,918	229,354
Net Change in Unrealized Appreciation (Depreciation)	38,194	48,208	(131,856)	206,742
Net Increase (Decrease) in Net Assets Resulting from Operations	69,916	90,634	153,442	452,918
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(8,193)	—	(23,918)
Class B:
Net Investment Income	—	(22)	—	(1,181)
Total Distributions	—	(8,215)	—	(25,099)
Capital Share Transactions:(1)
Class A:
Subscribed	113,932	330,640	387,715	476,524
Distributions Reinvested	—	6,969	—	22,742
Redeemed	(99,197)	(208,263)	(480,607)	(399,299)
Redemption Fees	@—	2	154	187
Class B:
Subscribed	4,966	948	98,096	56,394
Distributions Reinvested	—	22	—	1,163
Redeemed	(917)	(1,667)	(59,964)	(52,962)
Redemption Fees	1	@—	65	32
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,785	128,651	(54,541)	104,781
Total Increase (Decrease) in Net Assets	88,701	211,070	98,901	532,600
Net Assets:
Beginning of Period	794,544	583,474	1,853,153	1,320,553
End of Period	$883,245	$794,544	$1,952,054	$1,853,153
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$10,587	$(1,432)	$(794)	$(11,174)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	8,519	28,928	13,446	22,141
Shares Issued on Distributions Reinvested	—	600	—	902
Shares Redeemed	(7,447)	(18,827)	(16,954)	(19,439)
Net Increase (Decrease) in Class A Shares Outstanding	1,072	10,701	(3,508)	3,604
Class B:
Shares Subscribed	375	83	3,289	2,643
Shares Issued on Distributions Reinvested	—	2	—	47
Shares Redeemed	(67)	(145)	(2,069)	(2,333)
Net Increase (Decrease) in Class B Shares Outstanding	308	(60)	1,220	357

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Global Franchise		Global Value Equity
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,540	$1,317	$1,144	$1,775
Net Realized Gain (Loss)	(160)	4,190	4,839	5,010
Net Change in Unrealized Appreciation (Depreciation)	7,059	3,466	(1,038)	(556)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,439	8,973	4,945	6,229
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(1,562)	—	(1,434)
Net Realized Gain	—	(4,637)	—	(3,111)
Class B:
Net Investment Income	—	(72)	—	(300)
Net Realized Gain	—	(243)	—	(894)
Total Distributions	—	(6,514)	—	(5,739)
Capital Share Transactions:(1)
Class A:
Subscribed	43,021	22,698	4,056	18,729
Distributions Reinvested	—	6,188	—	4,515
Redeemed	(11,933)	(4,405)	(7,840)	(6,023)
Redemption Fees	—	@—	2	7
Class B:
Subscribed	117	571	1,780	3,447
Distributions Reinvested	—	267	—	1,193
Redeemed	(392)	(523)	(1,966)	(13,525)
Redemption Fees	—	—	@—	2
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,813	24,796	(3,968)	8,345
Total Increase (Decrease) in Net Assets	39,252	27,255	977	8,835
Net Assets:
Beginning of Period	89,419	62,164	107,938	99,103
End of Period	$128,671	$89,419	$108,915	$107,938
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,602	$62	$1,135	$(9)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	2,647	1,454	218	1,055
Shares Issued on Distributions Reinvested	—	390	—	252
Shares Redeemed	(731)	(274)	(424)	(336)
Net Increase (Decrease) in Class A Shares Outstanding	1,916	1,570	(206)	971
Class B:
Shares Subscribed	7	36	96	196
Shares Issued on Distributions Reinvested	—	17	—	67
Shares Redeemed	(24)	(33)	(107)	(757)
Net Increase (Decrease) in Class B Shares Outstanding	(17)	20	(11)	(494)

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	International Equity		International Growth Equity
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005^
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$175,703	$164,231	$49	$ @—
Net Realized Gain (Loss)	650,212	739,864	47	(1)
Net Change in Unrealized Appreciation (Depreciation)	(194,783)	(398,185)	409	(36)
Net Increase (Decrease) in Net Assets Resulting from Operations	631,132	505,910	505	(37)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(106,112)	—	—
Net Realized Gain	—	(503,334)	—	—
Class B:
Net Investment Income	—	(16,435)	—	—
Net Realized Gain	—	(91,535)	—	—
Total Distributions	—	(717,416)	—	—
Capital Share Transactions:(1)
Class A:
Subscribed	388,772	1,057,038	80	4,900
Distributions Reinvested	—	566,819	—	—
Redeemed	(1,601,010)	(1,945,491)	—	—
Redemption Fees	108	187	—	—
Class B:
Subscribed	204,318	406,346	400	100
Distributions Reinvested	—	107,811	—	—
Redeemed	(351,236)	(344,263)	—	—
Redemption Fees	62	32	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,358,986)	(151,521)	480	5,000
Total Increase (Decrease) in Net Assets	(727,854)	(363,027)	985	4,963
Net Assets:
Beginning of Period	7,910,857	8,273,884	4,963	—
End of Period	$7,183,003	$7,910,857	$5,948	$4,963
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$172,941	$(2,762)	$49	$ @—

(1) Capital Share Transactions:
Class A:
Shares Subscribed	17,875	50,203	7	490
Shares Issued on Distributions Reinvested	—	27,726	—	—
Shares Redeemed	(73,959)	(91,383)	—	—
Net Increase (Decrease) in Class A Shares Outstanding	(56,084)	(13,454)	7	490
Class B:
Shares Subscribed	9,455	19,383	38	10
Shares Issued on Distributions Reinvested	—	5,321	—	—
Shares Redeemed	(16,092)	(16,439)	—	—
Net Increase (Decrease) in Class B Shares Outstanding	(6,637)	8,265	38	10

^	International Growth Equity Portfolio commenced operations on December 27, 2005.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	International Magnum		International Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,354	$1,472	$4,064	$2,479
Net Realized Gain (Loss)	17,365	8,896	13,772	18,145
Net Change in Unrealized Appreciation (Depreciation)	(8,655)	429	25,465	2,929
Net Increase (Decrease) in Net Assets Resulting from Operations	10,064	10,797	43,301	23,553
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(1,254)	—	(3,321)
Net Realized Gain	—	—	—	(13,425)
Class B:
Net Investment Income	—	(32)	—	(99)
Net Realized Gain	—	—	—	(431)
Total Distributions	—	(1,286)	—	(17,276)
Capital Share Transactions:(1)
Class A:
Subscribed	14,727	23,305	275,203	221,133
Distributions Reinvested	—	1,234	—	15,117
Redeemed	(24,928)	(21,557)	(25,465)	(42,622)
Redemption Fees	@—	@—	5	46
Class B:
Subscribed	511	1,938	17,274	8,793
Distributions Reinvested	—	31	—	489
Redeemed	(2,484)	(1,227)	(1,872)	(1,495)
Redemption Fees	1	1	1	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,173)	3,725	265,146	201,461
Total Increase (Decrease) in Net Assets	(2,109)	13,236	308,447	207,738
Net Assets:
Beginning of Period	110,003	96,767	259,185	51,447
End of Period	$107,894	$110,003	$567,632	$259,185
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,329	$(25)	$3,574	$(490)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	1,061	1,938	10,096	9,542
Shares Issued on Distributions Reinvested	—	98	—	643
Shares Redeemed	(1,713)	(1,815)	(952)	(1,890)
Net Increase (Decrease) in Class A Shares Outstanding	(652)	221	9,144	8,295
Class B:
Shares Subscribed	37	159	642	373
Shares Issued on Distributions Reinvested	—	3	—	21
Shares Redeemed	(182)	(102)	(71)	(65)
Net Increase (Decrease) in Class B Shares Outstanding	(145)	60	571	329

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	International Small Cap		Focus Equity
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,869	$16,686	$(93)	$(174)
Net Realized Gain (Loss)	142,016	225,188	3,800	3,931
Net Change in Unrealized Appreciation (Depreciation)	(61,630)	(72,679)	(5,297)	5,645
Net Increase (Decrease) in Net Assets Resulting from Operations	93,255	169,195	(1,590)	9,402
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(23,957)	—	(84)
Net Realized Gain	—	(190,069)	—	—
Class B:
Net Investment Income	—	—	—	(14)
Net Realized Gain	—	—	—	—
Total Distributions	—	(214,026)	—	(98)
Capital Share Transactions:(1)
Class A:
Subscribed	104,507	277,611	6,703	8,113
Distributions Reinvested	—	201,916	—	83
Redeemed	(198,040)	(321,709)	(6,572)	(14,588)
Redemption Fees	2	8	—	—
Class B:
Subscribed	—	—	4,661	6,550
Distributions Reinvested	—	—	—	14
Redeemed	—	—	(4,815)	(4,029)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(93,531)	157,826	(23)	(3,857)
Total Increase (Decrease) in Net Assets	(276)	112,995	(1,613)	5,447
Net Assets:
Beginning of Period	1,389,078	1,276,083	66,763	61,316
End of Period	$1,388,802	$1,389,078	$65,150	$66,763
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$6,022	$(6,847)	$(100)	$(7)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	3,987	10,729	444	605
Shares Issued on Distributions Reinvested	—	8,366	—	6
Shares Redeemed	(7,673)	(12,371)	(446)	(1,128)
Net Increase (Decrease) in Class A Shares Outstanding	(3,686)	6,724	(2)	(517)
Class B:
Shares Subscribed	—	—	314	502
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	—	—	(336)	(336)
Net Increase (Decrease) in Class B Shares Outstanding	—	—	(22)	167

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Large Cap Relative Value		Small Company Growth
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,857	$2,274	$(5,281)	$(2,015)
Net Realized Gain (Loss)	10,795	14,891	120,508	177,923
Net Change in Unrealized Appreciation (Depreciation)	(8,031)	717	(77,270)	15,575
Net Increase (Decrease) in Net Assets Resulting from Operations	4,621	17,882	37,957	191,483
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(374)	(1,266)	—	—
Net Realized Gain	—	(2,991)	—	(85,937)
Class B:
Net Investment Income	(147)	(1,011)	—	—
Net Realized Gain	—	(2,953)	—	(79,058)
Total Distributions	(521)	(8,221)	—	(164,995)
Capital Share Transactions:(1)
Class A:
Subscribed	66,175	15,705	225,400	355,282
Issued on Portfolio Merger	66,823	—	—	—
Distributions Reinvested	372	4,218	—	81,725
Redeemed	(53,971)	(12,783)	(97,915)	(200,646)
Redemption Fees	2	—	16	@—
Class B:
Subscribed	2,866	35,739	169,889	244,551
Distributions Reinvested	147	3,954	—	79,029
Redeemed	(47,306)	(18,149)	(100,433)	(246,741)
Redemption Fees	1	—	43	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	35,109	28,684	197,000	313,200
Total Increase (Decrease) in Net Assets	39,209	38,345	234,957	339,688
Net Assets:
Beginning of Period	204,472	166,127	1,704,697	1,365,009
End of Period	$243,681	$204,472	1,939,654	$1,704,697
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,325	$(11)	$—	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	(5,415)	(134)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	6,079	1,448	16,269	26,705
Shares Issued on Portfolio Merger	5,706	—	—	—
Shares Issued on Distributions Reinvested	32	378	—	6,245
Shares Redeemed	(5,006)	(1,192)	(7,171)	(15,501)
Net Increase (Decrease) in Class A Shares Outstanding	6,811	634	9,098	17,449
Class B:
Shares Subscribed	322	3,320	12,808	19,625
Shares Issued on Distributions Reinvested	13	354	—	6,321
Shares Redeemed	(4,191)	(1,674)	(7,613)	(19,620)
Net Increase (Decrease) in Class B Shares Outstanding	(3,856)	2,000	5,195	6,326

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Systematic Active	Systematic Active	Systematic Active
	Large Cap Core	Small Cap Core	Small Cap Growth
	Portfolio	Portfolio	Portfolio
	Period Ended	Period Ended	Period Ended
	June 30, 2006^	June 30, 2006^	June 30, 2006^
	(unaudited)	(unaudited)	(unaudited)
	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13	$1	$(3)
Net Realized Gain (Loss)	(126)	(210)	(316)
Net Change in Unrealized Appreciation (Depreciation)	(122)	(261)	(273)
Net Increase (Decrease) in Net Assets Resulting from Operations	(235)	(470)	(592)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	—	—
Net Realized Gain	—	—	—
Class B:
Net Investment Income	—	—	—
Net Realized Gain	—	—	—
Total Distributions	—	—	—
Capital Share Transactions:(1)
Class A:
Subscribed	5,900	6,500	6,800
Distributions Reinvested	—	—	—
Redeemed	—	—	—
Class B:
Subscribed	100	100	100
Distributions Reinvested	—	—	—
Redeemed	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,000	6,600	6,900
Total Increase (Decrease) in Net Assets	5,765	6,130	6,308
Net Assets:
Beginning of Period	—	—	—
End of Period	$5,765	$6,130	$6,308
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$13	$1	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	(3)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	590	650	680
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	—	—
Net Increase (Decrease) in Class A Shares Outstanding	590	650	680
Class B:
Shares Subscribed	10	10	10
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	—	—
Net Increase (Decrease) in Class B Shares Outstanding	10	10	10

^      Each of the Systematic Active Large Cap Core, Systematic Active Small Cap Core and Systematic Active Small Cap Growth Portfolios commenced operations on April 28, 2006.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Systematic Active
	Small Cap Value	U.S. Large Cap Growth
	Portfolio	Portfolio
	Period Ended	Six Months Ended	Year Ended
	June 30, 2006^	June 30, 2006	December 31,
	(unaudited)	(unaudited)	2005
	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6	$261	$662
Net Realized Gain (Loss)	(277)	15,630	50,227
Net Change in Unrealized Appreciation (Depreciation)	(146)	(45,841)	34,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(417)	(29,950)	85,101
Distributions from and/or in excess of:
Class A:
Net Investment Income	—	—	(1,531)
Net Realized Gain	—	—	—
Class B:
Net Investment Income	—	—	(87)
Net Realized Gain	—	—	—
Total Distributions	—	—	(1,618)
Capital Share Transactions:(1)
Class A:
Subscribed	6,600	165,488	376,150
Distributions Reinvested	—	—	1,527
Redeemed	—	(85,941)	(145,562)
Redemption Fees	—	11	—
Class B:
Subscribed	100	23,148	28,674
Distributions Reinvested	—	—	86
Redeemed	—	(8,962)	(193,765)
Redemption Fees	—	1	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,700	93,745	67,110
Total Increase (Decrease) in Net Assets	6,283	63,795	150,593
Net Assets:
Beginning of Period	—	907,583	756,990
End of Period	$6,283	$971,378	$907,583
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$6	$217	$(44)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	660	8,452	20,312
Shares Issued on Distributions Reinvested	—	—	84
Shares Redeemed	—	(4,426)	(8,468)
Net Increase (Decrease) in Class A Shares Outstanding	660	4,026	11,928
Class B:
Shares Subscribed	10	1,249	1,705
Shares Issued on Distributions Reinvested	—	—	5
Shares Redeemed	—	(464)	(12,021)
Net Increase (Decrease) in Class B Shares Outstanding	10	785	(10,311)

^      The Systematic Active Small Cap Value Portfolio commenced operations on April 28, 2006.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	U.S. Real Estate		Emerging Markets Debt
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,813	$22,655	$2,728	$5,248
Net Realized Gain (Loss)	89,585	182,274	1,388	2,414
Net Change in Unrealized Appreciation (Depreciation)	111,381	(6,011)	(5,285)	1,224
Net Increase (Decrease) in Net Assets Resulting from Operations	209,779	198,918	(1,169)	8,886
Distributions from and/or in excess of:
Class A:
Net Investment Income	(4,726)	(19,989)	—	(5,414)
Net Realized Gain	—	(155,774)	—	—
Class B:
Net Investment Income	(539)	(2,437)	—	(32)
Net Realized Gain	—	(20,941)	—	—
Total Distributions	(5,265)	(199,141)	—	(5,446)
Capital Share Transactions:(1)
Class A:
Subscribed	254,163	344,057	5,307	31,778
Distributions Reinvested	4,364	168,982	—	2,943
Redeemed	(167,645)	(398,651)	(22,849)	(26,950)
Redemption Fees	16	8	@—	1
Class B:
Subscribed	38,146	82,808	19	100
Distributions Reinvested	539	23,376	—	32
Redeemed	(29,947)	(99,937)	—	—
Redemption Fees	2	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	99,638	120,643	(17,523)	7,904
Total Increase (Decrease) in Net Assets	304,152	120,420	(18,692)	11,344
Net Assets:
Beginning of Period	1,367,318	1,246,898	92,890	81,546
End of Period	$1,671,470	$1,367,318	$74,198	$92,890
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,750	$202	$2,412	$(316)

(1) Capital Share Transactions†:
Class A:
Shares Subscribed	9,851	14,289	451	2,714
Shares Issued on Distributions Reinvested	167	7,119	—	255
Shares Redeemed	(6,553)	(17,037)	(1,977)	(2,437)
Net Increase (Decrease) in Class A Shares Outstanding	3,465	4,371	(1,526)	532
Class B:
Shares Subscribed	1,489	3,507	2	8
Shares Issued on Distributions Reinvested	21	992	—	3
Shares Redeemed	(1,185)	(4,182)	—	—
Net Increase (Decrease) in Class B Shares Outstanding	325	317	2	11

†      Capital share transactions prior to March 17, 2006 for the Emerging Markets Debt Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Statements of Changes in Net Assets

	Money Market		Municipal Money Market
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$8,407	$12,800	$4,384	$8,129
Net Realized Gain (Loss)	—	—	2	@—
Net Increase (Decrease) in Net Assets Resulting from Operations	8,407	12,800	4,386	8,129
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(8,418)	(12,800)	(4,391)	(8,129)
Capital Share Transactions:(1)
Class A:
Subscribed	1,017,469	1,927,746	781,368	2,222,753
Distributions Reinvested	8,343	12,683	4,430	8,125
Redeemed	(1,102,706)	(2,071,075)	(849,669)	(2,363,053)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(76,894)	(130,646)	(63,871)	(132,175)
Total Increase (Decrease) in Net Assets	(76,905)	(130,646)	(63,876)	(132,175)
Net Assets:
Beginning of Period	416,220	546,866	317,143	449,318
End of Period	$339,315	$416,220	$253,267	$317,143
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$23	$34	$14	$21

(1) Capital Share Transactions:
Class A:
Shares Subscribed	1,017,469	1,927,742	781,368	2,222,753
Shares Issued on Distributions Reinvested	8,343	12,683	4,430	8,125
Shares Redeemed	(1,102,706)	(2,071,071)	(849,669)	(2,363,053)
Net Increase (Decrease) in Class A Shares Outstanding	(76,894)	(130,646)	(63,871)	(132,175)

@     Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.43		$10.96	$9.58	$7.30	$8.65	$10.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.19	†	0.21 †	0.13 †	0.13 †	0.13 †	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.91		1.40	1.46	2.32	(1.26)	(2.01)
Total from Investment Operations	1.10		1.61	1.59	2.45	(1.13)	(1.89)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.21)	(0.17)	(0.22)	(0.14)
Net Realized Gain	—		—	—	—	—	(0.00)‡
Total Distributions	—		(0.14)	(0.21)	(0.17)	(0.22)	(0.14)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.53		$12.43	$10.96	$9.58	$7.30	$8.65
Total Return	8.85	%#	14.85%	16.64%	33.65%	(13.11)%	(17.63)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$876,617		$792,329	$580,851	$353,488	$249,742	$388,225
Ratio of Expenses to Average Net Assets (1)	0.80	%*	0.80%	0.80%	0.80%	0.80%	0.81%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.80	%*	0.80%	0.80%	0.80%	N/A	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.84	%*	1.84%	1.28%	1.66%	1.57%	1.25%
Portfolio Turnover Rate	9	%#	24%	24%	55%	42%	36%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	0.82	%*	0.83%	0.91%	0.96%	0.93%	0.89%
Net Investment Income (Loss) to Average Net Assets	2.83	%*	1.81%	1.18%	1.50%	1.44%	1.17%

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

#                      Not annualized

*                      Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Active International Allocation Portfolio

	Class B
	Six Months Ended
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.64		$11.13	$9.72	$7.41	$8.77	$10.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	†	0.19 †	0.10 †	0.12 †	0.11 †	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.92		1.43	1.35	2.33	(1.27)	(2.06)
Total from Investment Operations	1.09		1.62	1.45	2.45	(1.16)	(1.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.17)	(0.14)	(0.20)	(0.10)
Net Realized Gain	—		—	—	—	—	(0.00)‡
Total Distributions	—		(0.11)	(0.17)	(0.14)	(0.20)	(0.10)
Redemption Fees	0.00	‡	0.00 ‡	0.13	—	—	—
Net Asset Value, End of Period	$13.73		$12.64	$11.13	$9.72	$7.41	$8.77
Total Return	8.62	%#	14.67%	16.29%	33.13%	(13.29)%	(17.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,628		$2,215	$2,623	$5,635	$8,418	$10,362
Ratio of Expenses to Average Net Assets (1)	1.05	%*	1.05%	1.05%	1.05%	1.05%	1.06%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.05	%*	1.05%	1.05%	1.05%	N/A	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.51	%*	1.69%	1.03%	1.41%	1.32%	1.05%
Portfolio Turnover Rate	9	%#	24%	24%	55%	42%	36%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.07	%*	1.08%	1.16%	1.21%	1.18%	1.14%
Net Investment Income (Loss) to Average Net Assets	2.49	%*	1.66%	0.92%	1.25%	1.19%	0.97%

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$25.36		$19.10	$15.52	$10.13	$10.81	$11.31
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.25 †	0.19 †	0.14 †	0.04 †	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.08		6.36	3.54	5.44	(0.71)	(0.55)
Total from Investment Operations	2.22		6.61	3.73	5.58	(0.67)	(0.50)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.15)	(0.18)	(0.01)	—
Return of Capital	—		—	—	(0.01)	—	—
Total Distributions	—		(0.35)	(0.15)	(0.19)	(0.01)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$27.58		$25.36	$19.10	$15.52	$10.13	$10.81
Total Return	8.75	%#	34.54%	24.09%	55.08%	(6.24)%	(4.42)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,806,390		$1,749,671	$1,249,299	$1,020,353	$657,203	$748,058
Ratio of Expenses to Average Net Assets	1.40	%*	1.41%	1.52%^^	1.64%	1.65%	1.65%
Ratio of Expenses to Average Net Assets Excluding Capital Gain Country Tax Expense and Bank Overdraft Expense	1.40	%*	1.41%	1.52%	1.61%	1.58%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	1.00	%*	1.17%	1.09%	1.15%	0.35%	0.47%
Portfolio Turnover Rate	49	%#	59%	73%	92%	91%	93%

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

^^                          Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class A shares.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Emerging Markets Portfolio

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$25.07		$18.90	$15.36	$10.06	$10.73	$11.26
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.11	†	0.19 †	0.15 †	0.11 †	0.01 †	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.05		6.26	3.49	5.35	(0.68)	(0.56)
Total from Investment Operations	2.16		6.45	3.64	5.46	(0.67)	(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.11)	(0.15)	—	—
Return of Capital	—		—	—	(0.01)	—	—
Total Distributions	—		(0.29)	(0.11)	(0.16)	—	—
Redemption Fees	0.01		0.01	0.01	—	—	—
Net Asset Value, End of Period	$27.24		$25.07	$18.90	$15.36	$10.06	$10.73
Total Return	8.61	%#	34.17%	23.84%	54.31%	(6.24)%	(4.71)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$145,664		$103,482	$71,254	$42,046	$13,208	$14,456
Ratio of Expenses to Average Net Assets	1.65	%*	1.66%	1.77%^^	1.89%	1.90%	1.90%
Ratio of Expenses to Average Net Assets Excluding Capital Gain Country Tax Expense and Bank Overdraft Expense	1.65	%*	1.66%	1.77%	1.86%	1.83%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79	%*	0.90%	0.89%	0.90%	0.10%	0.22%
Portfolio Turnover Rate	49	%#	59%	73%	92%	91%	93%

†                                Per share amount is based on average shares outstanding.

^^                          Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class B shares. Prior to November 1, 2004, the maximum ratio was 2.00% for Class B shares.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Global Franchise Portfolio

	Class A
							Period from
	Six Months Ended						November 28, 2001^
	June 30, 2006		Year Ended December 31,				to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.69		$15.12	$14.29	$11.29	$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.21	†	0.26 †	0.27 †	0.23 †	0.17 †	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.03		1.52	1.66	2.91	0.68	0.47
Total from Investment Operations	1.24		1.78	1.93	3.14	0.85	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)	—	(0.03)	—	—
Net Realized Gain	—		(0.90)	(1.13)	(0.11)	(0.04)	—
Total Distributions	—		(1.21)	(1.13)	(0.14)	(0.04)	—
Redemption Fees	—		0.00 ‡	0.03	0.00 ‡	—	—
Net Asset Value, End of Period	$16.93		$15.69	$15.12	$14.29	$11.29	$10.48
Total Return	7.90	%#	11.91%	13.77%	27.92%	8.10%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,207		$85,018	$58,223	$79,756	$48,644	$10,595
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00	%*
Ratio of Net Investment Income Excluding Bank Overdraft Expense	N/A		1.00%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.56	%*	1.67%	1.82%	1.91%	1.41%	1.30	%*
Portfolio Turnover Rate	9	%#	19%	21%	32%	62%	N/A

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.01	%*	1.07%	1.16%	1.23%	1.28%	16.47	%*
Net Investment Income (Loss) to Average Net Assets	2.55	%*	1.60%	1.66%	1.68%	1.13%	(14.17	)%*

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

^                                Commencement of Operations

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Global Franchise Portfolio

	Class B
							Period from
	Six Months Ended						November 28, 2001^
	June 30, 2006		Year Ended December 31,				to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.56		$15.01	$14.22	$11.24	$10.46	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	†	0.24 †	0.22 †	0.22 †	0.11 †	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.04		1.48	1.69	2.88	0.71	0.55
Total from Investment Operations	1.21		1.72	1.91	3.10	0.82	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	—	(0.01)	—	—
Net Realized Gain	—		(0.90)	(1.13)	(0.11)	(0.04)	—
Total Distributions	—		(1.17)	(1.13)	(0.12)	(0.04)	—
Redemption Fees	—		—	0.01	—	—	—
Net Asset Value, End of Period	$16.77		$15.56	$15.01	$14.22	$11.24	$10.46
Total Return	7.85	%#	11.53%	13.56%	27.62%	7.82%	4.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,464		$4,401	$3,941	$2,682	$1,427	$415
Ratio of Expenses to Average Net Assets (1)	1.25	%*	1.25%	1.25%	1.25%	1.25%	1.25	%*
Ratio of Net Investment Income Excluding Bank Overdraft Expense	N/A		1.25%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.16	%*	1.52%	1.47%	1.66%	1.16%	(13.29	)%*
Portfolio Turnover Rate	9	%#	19%	21%	32%	62%	N/A

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.27	%*	1.32%	1.41%	1.48%	1.53%	16.72	%*
Net Investment Income (Loss) to Average Net Assets	2.14	%*	1.45%	1.31%	1.43%	0.88%	(21.62	)%*

†                                Per share amount is based on average shares outstanding.

^                                Commencement of Operations

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Global Value Equity Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$17.85		$17.81	$15.84	$12.46	$15.45	$17.05
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	†	0.31 †	0.22 †	0.19 †	0.15 †	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.64		0.72	2.02	3.42	(2.82)	(1.56)
Total from Investment Operations	0.84		1.03	2.24	3.61	(2.67)	(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)	(0.22)	(0.16)	(0.20)	(0.17)
Net Realized Gain	—		(0.68)	(0.05)	(0.08)	(0.12)	—
Total Distributions	—		(0.99)	(0.27)	(0.24)	(0.32)	(0.17)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.01	—	—
Net Asset Value, End of Period	$18.69		$17.85	$17.81	$15.84	$12.46	$15.45
Total Return	4.71	%#	5.81%	14.13%	29.21%	(17.34)%	(8.36)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,189		$86,000	$68,505	$55,545	$34,297	$34,079
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.90%	1.00%	1.00%	1.00%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.00%	1.00%	N/A	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.15	%*	1.74%	1.31%	1.44%	1.08%	0.79%
Portfolio Turnover Rate	17	%#	29%	30%	53%	42%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.07%	1.20%	1.12%	1.16%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.24%	1.24%	0.96%	0.64%

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Global Value Equity Portfolio

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$17.69		$17.64	$15.70	$12.35	$15.33	$16.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.18	†	0.27 †	0.17 †	0.16 †	0.12 †	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.63		0.71	2.00	3.40	(2.82)	(1.58)
Total from Investment Operations	0.81		0.98	2.17	3.56	(2.70)	(1.45)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	(0.18)	(0.13)	(0.16)	(0.14)
Net Realized Gain	—		(0.68)	(0.05)	(0.08)	(0.12)	—
Total Distributions	—		(0.93)	(0.23)	(0.21)	(0.28)	(0.14)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$18.50		$17.69	$17.64	$15.70	$12.35	$15.33
Total Return	4.52	%#	5.59%	13.78%	28.95%	(17.63)%	(8.58)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,726		$21,938	$30,598	$32,761	$26,866	$30,089
Ratio of Expenses to Average Net Assets (1)	1.18	%*	1.15%	1.25%	1.25%	1.25%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.25%	1.25%	N/A	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.91	%*	1.53%	1.07%	1.19%	0.83%	0.78%
Portfolio Turnover Rate	17	%#	29%	30%	53%	42%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.32%	1.45%	1.37%	1.41%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.99%	0.99%	0.71%	0.64%

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$20.34		$20.99	$19.06	$14.60	$15.59	$17.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.49	†	0.43 †	0.30 †	0.24 †	0.19 †	0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.19		0.93	3.50	4.54	(0.82)	(2.00)
Total from Investment Operations	1.68		1.36	3.80	4.78	(0.63)	(1.75)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.37)	(0.32)	(0.33)	(0.34)
Net Realized Gain	—		(1.66)	(1.50)	—	(0.03)	(0.20)
Total Distributions	—		(2.01)	(1.87)	(0.32)	(0.36)	(0.54)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$22.02		$20.34	$20.99	$19.06	$14.60	$15.59
Total Return	8.26	%#	6.45%	19.96%	32.82%	(4.02)%	(9.74)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,023,723		$6,704,732	$7,200,606	$5,657,941	$3,953,655	$4,004,817
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.93%	0.98%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.93	%*	0.93%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.59	%*	2.04%	1.48%	1.48%	1.24%	1.35%
Portfolio Turnover Rate	22	%#	28%	41%	45%	51%	63%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.02%	1.00%	1.01%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	1.46%	1.24%	1.34%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$20.19		$20.85	$18.96	$14.53	$15.53	$17.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.48	†	0.37 †	0.24 †	0.18 †	0.12 †	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.16		0.93	3.47	4.54	(0.78)	(1.83)
Total from Investment Operations	1.64		1.30	3.71	4.72	(0.66)	(1.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.32)	(0.29)	(0.31)	(0.32)
Net Realized Gain	—		(1.66)	(1.50)	—	(0.03)	(0.20)
Total Distributions	—		(1.96)	(1.82)	(0.29)	(0.34)	(0.52)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$21.83		$20.19	$20.85	$18.96	$14.53	$15.53
Total Return	8.12	%#	6.20%	19.67%	32.46%	(4.25)%	(9.83)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,159,280		$1,206,125	$1,073,278	$733,298	$439,422	$165,439
Ratio of Expenses to Average Net Assets (2)	1.18	%*	1.18%	1.23%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.18	%*	1.18%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.46	%*	1.77%	1.21%	1.23%	0.99%	0.73%
Portfolio Turnover Rate	22	%#	28%	41%	45%	51%	63%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.27%	1.25%	1.26%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	1.21%	0.99%	0.72%

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

International Growth Equity Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2006		December 27, 2005^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2005

Net Asset Value, Beginning of Period	$9.93		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.09		(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	0.89		(0.07)
Total from Investment Operations	0.98		(0.07)
Net Asset Value, End of Period	$10.91		$9.93
Total Return	9.87	%#	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,426		$4,864
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.62	%*	(0.86	)%*
Portfolio Turnover Rate	11	%#	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.64	%*	31.60	%*
Net Investment Income (Loss) to Average Net Assets	0.09	%*	(31.46	)%*

	Class B
	Six Months Ended		Period from
	June 30, 2006		December 27, 2005^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2005

Net Asset Value, Beginning of Period	$9.93		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.12		(0.00‡	)
Net Realized and Unrealized Gain (Loss) on Investments	0.84		(0.07)
Total from Investment Operations	0.96		(0.07)
Net Asset Value, End of Period	$10.89		$9.93
Total Return	9.67	%#	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$522		$99
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.11	%*	(1.16	)%*
Portfolio Turnover Rate	11	%#	4	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.88	%*	31.85	%*
Net Investment Income (Loss) to Average Net Assets	0.59	%*	(31.76	)%*

^                                Commencement of Operations

†                                Per share amount is based on average shares outstanding.

‡                                Amount is less than $0.005 per share.

#                               Not annualized

*                               Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

International Magnum Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$13.01		$11.83	$10.20	$8.04	$9.34	$11.56
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.16	†	0.18 †	0.13 †	0.11 †	0.07 †	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.91		1.16	1.74	2.22	(1.31)	(2.27)
Total from Investment Operations	1.07		1.34	1.87	2.33	(1.24)	(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.24)	(0.17)	(0.06)	(0.06)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$14.08		$13.01	$11.83	$10.20	$8.04	$9.34
Total Return	8.22	%#	11.35%	18.45%	29.07%	(13.36)%	(18.71)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105,991		$106,369	$94,162	$91,087	$68,275	$120,753
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.01%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.39	%*	1.51%	1.20%	1.25%	0.81%	1.00%
Portfolio Turnover Rate	62	%#	32%	49%	53%	59%	44%

(1) Supplemental Information on the Ratios to Average Net Assets:

Ratios before expense limitation:
Expenses to Average Net Assets	1.14	%*	1.12%	1.23%	1.29%	1.30%	1.14%
Net Investment Income (Loss) to Average Net Assets	2.25	%*	1.39%	0.96%	0.96%	0.52%	0.87%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.97		$11.80	$10.18	$8.04	$9.32	$11.52
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.15 †	0.11 †	0.10 †	0.06 †	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.92		1.15	1.70	2.18	(1.31)	(2.18)
Total from Investment Operations	1.06		1.30	1.81	2.28	(1.25)	(2.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.22)	(0.14)	(0.03)	(0.03)
Redemption Fees	0.00	‡	0.00 ‡	0.03	0.00 ‡	—	—
Net Asset Value, End of Period	$14.03		$12.97	$11.80	$10.18	$8.04	$9.32
Total Return	8.17	%#	11.04%	18.15%	28.49%	(13.49)%	(18.87)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,903		$3,634	$2,605	$2,232	$6,644	$10,542
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.25%	1.25%	1.25%	1.26%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.00	%*	1.25%	1.00%	1.00%	0.56%	0.75%
Portfolio Turnover Rate	62	%#	32%	49%	53%	59%	44%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.39	%*	1.38%	1.48%	1.54%	1.55%	1.39%
Net Investment Income (Loss) to Average Net Assets	1.88	%*	1.12%	0.77%	0.71%	0.27%	0.62%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$23.63		$21.95	$15.13	$10.93	$9.30	$10.38
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.28	†	0.43 †	0.36 †	0.27 †	0.37 †	0.27
Net Realized and Unrealized Gain (Loss) on Investments	3.53		2.96	6.82	4.35	1.90	(1.09)
Total from Investment Operations	3.81		3.39	7.18	4.62	2.27	(0.82)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.36)	(0.42)	(0.64)	(0.26)
Net Realized Gain	—		(1.36)	—	—	—	—
Total Distributions	—		(1.71)	(0.36)	(0.42)	(0.64)	(0.26)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$27.44		$23.63	$21.95	$15.13	$10.93	$9.30
Total Return	16.07	%#	15.52%	47.49%	42.41%	24.52%	(7.85)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$541,900		$250,511	$50,620	$22,184	$19,215	$13,826
Ratio of Expenses to Average Net Assets (1)	0.97	%*	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.97	%*	1.00%	1.00%	1.00%	N/A	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.09	%*	1.88%	2.05%	2.23%	3.37%	2.30%
Portfolio Turnover Rate	18	%#	57%	42%	47%	79%	46%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	1.11%	1.38%	1.49%	1.56%	1.53%
Net Investment Income (Loss) to Average Net Assets	N/A	1.77%	1.67%	1.74%	2.81%	1.74%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$23.68		$22.04	$15.17	$10.96	$9.33	$10.41
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.26	†	0.32 †	0.35 †	0.28 †	0.27 †	0.08
Net Realized and Unrealized Gain (Loss) on Investments	3.52		3.01	6.81	4.32	1.97	(0.93)
Total from Investment Operations	3.78		3.33	7.16	4.60	2.24	(0.85)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)	(0.29)	(0.39)	(0.61)	(0.23)
Net Realized Gain	—		(1.36)	—	—	—	—
Total Distributions	—		(1.69)	(0.29)	(0.39)	(0.61)	(0.23)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$27.46		$23.68	$22.04	$15.17	$10.96	$9.33
Total Return	15.96	%#	15.22%	47.15%	42.06%	24.11%	(8.08)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,732		$8,674	$827	$915	$953	$1,687
Ratio of Expenses to Average Net Assets (2)	1.22	%*	1.25%	1.25%	1.25%	1.25%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.22	%*	1.25%	1.25%	1.25%	N/A	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.98	%*	1.34%	2.03%	1.98%	3.12%	1.53%
Portfolio Turnover Rate	18	%#	57%	42%	47%	79%	46%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	1.45%	1.66%	1.74%	1.81%	1.78%
Net Investment Income (Loss) to Average Net Assets	N/A	1.14%	1.62%	1.49%	2.56%	0.96%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

International Small Cap Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$24.14		$25.11	$20.52	$14.21	$14.82	$16.30
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23	†	0.32 †	0.24 †	0.24 †	0.15 †	0.21
Net Realized and Unrealized Gain (Loss) on Investments ^^	1.42		2.89	6.59	6.61	(0.59)	(1.18)
Total from Investment Operations	1.65		3.21	6.83	6.85	(0.44)	(0.97)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)	(0.35)	(0.23)	(0.13)	(0.27)
Net Realized Gain	—		(3.71)	(1.89)	(0.31)	(0.04)	(0.24)
Total Distributions	—		(4.18)	(2.24)	(0.54)	(0.17)	(0.51)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Transaction Fees	—		—	—	—	—	0.00 ‡
Net Asset Value, End of Period	$25.79		$24.14	$25.11	$20.52	$14.21	$14.82
Total Return	6.84	%#	13.07%	33.53%	48.32%	(2.99)%	(5.88)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,388,802		$1,389,078	$1,276,083	$899,996	$440,124	$376,981
Ratio of Expenses to Average Net Assets (1)	1.10	%*	1.10%	1.15%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.10	%*	1.10%	1.15%	1.15%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.76	%*	1.22%	1.04%	1.40%	1.00%	1.38%
Portfolio Turnover Rate	28	%#	47%	38%	38%	34%	39%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.16%	1.20%	1.19%	1.19%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.03%	1.35%	0.96%	1.34%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^^	Includes a 0.50% transaction fee on subscriptions and redemptions of capital shares for the years ended 2000 and 2001.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Focus Equity Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$14.78		$12.59	$11.79	$9.02	$12.67	$15.31
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.02	)†	(0.03)†	0.04 †	0.02 †	0.00 †‡	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		2.24	0.78	2.77	(3.65)	(2.28)
Total from Investment Operations	(0.27)		2.21	0.82	2.79	(3.65)	(2.31)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.02)	(0.02)	—	—
Net Realized Gain	—		—	—	—	—	(0.33)
Total Distributions	—		(0.02)	(0.02)	(0.02)	—	(0.33)
Net Asset Value, End of Period	$14.51		$14.78	$12.59	$11.79	$9.02	$12.67
Total Return	(1.83	)%#	17.60%	7.00%	30.99%§	(28.81)%	(15.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,273		$54,321	$52,757	$61,420	$51,347	$85,204
Ratio of Expenses to Average Net Assets (1)	0.78	%*	0.91%	1.00%	1.00%	1.00%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.91%	1.00%	1.00%	N/A	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.21	)%*	(0.27)%	0.35%	0.22%	0.02%	(0.21)%
Portfolio Turnover Rate	47	%#	78%	163%	160%	173%	95%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.11%	1.14%	1.09%	1.08%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	0.24%	0.08%	(0.07)%	(0.28)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
§

In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class A shares would have been approximately 25.35%.

#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Focus Equity Portfolio

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$14.45		$12.34	$11.57	$8.85	$12.45	$15.09
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03	)†	(0.06)†	0.02 †	(0.00)†‡	(0.03)†	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		2.19	0.75	2.72	(3.57)	(2.24)
Total from Investment Operations	(0.29)		2.13	0.77	2.72	(3.60)	(2.31)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	—	—	—	—
Net Realized Gain	—		—	—	—	—	(0.33)
Total Distributions	—		(0.02)	—	—	—	(0.33)
Net Asset Value, End of Period	$14.16		$14.45	$12.34	$11.57	$8.85	$12.45
Total Return	(2.01	)%#	17.30%	6.75%	30.62%§	(28.92)%	(15.45)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,877		$12,442	$8,559	$8,156	$6,414	$13,143
Ratio of Expenses to Average Net Assets(1)	1.03	%*	1.16%	1.25%	1.25%	1.25%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.16%	1.25%	1.25%	N/A	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.46	)%*	(0.49)%	0.18%	(0.03)%	(0.23)%	(0.45)%
Portfolio Turnover Rate	47	%#	78%	163%	160%	173%	95%

(1)			Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.36%	1.39%	1.34%	1.33%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	0.07%	(0.17)%	(0.32)%	(0.53)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
§

In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class B shares would have been approximately 24.98%.

#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Large Cap Relative Value Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.10		$10.52	$9.30	$7.21	$9.68	$10.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.10		0.15	0.12	0.13	0.14	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.24		0.90	1.23	2.09	(2.47)	(0.31)
Total from Investment Operations	0.34		1.05	1.35	2.22	(2.33)	(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.14)	(0.13)	(0.13)	(0.14)	(0.15)
Net Realized Gain	—		(0.33)	—	—	—	(0.33)
Total Distributions	(0.04)		(0.47)	(0.13)	(0.13)	(0.14)	(0.48)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$11.40		$11.10	$10.52	$9.30	$7.21	$9.68
Total Return	3.01	%#	10.07%	14.56%	31.05%	(24.22)%	(1.55)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,420		$102,973	$90,938	$108,997	$76,452	$101,691
Ratio of Expenses to Average Net Assets(1)	0.69	%*	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.68%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.78	%*	1.36%	1.28%	1.62%	1.69%	1.56%
Portfolio Turnover Rate	27	%#	46%	84%	130%	45%	50%

(1)			Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	0.74%	0.77%	0.76%	0.79%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	1.24%	1.55%	1.63%	1.47%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.09		$10.51	$9.31	$7.21	$9.67	$10.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.08		0.12	0.10	0.11	0.12	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.24		0.91	1.20	2.10	(2.46)	(0.32)
Total from Investment Operations	0.32		1.03	1.30	2.21	(2.34)	(0.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.12)	(0.10)	(0.11)	(0.12)	(0.13)
Net Realized Gain	—		(0.33)	—	—	—	(0.33)
Total Distributions	(0.03)		(0.45)	(0.10)	(0.11)	(0.12)	(0.46)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$11.38		$11.09	$10.51	$9.31	$7.21	$9.67
Total Return	2.86	%#	9.81%	14.07%	30.86%	(24.32)%	(1.89)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,261		$101,499	$75,189	$72,180	$46,757	$24,597
Ratio of Expenses to Average Net Assets (2)	0.94	%*	0.93%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.93%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.48	%*	1.10%	1.05%	1.37%	1.44%	1.25%
Portfolio Turnover Rate	27	%#	46%	84%	130%	45%	50%

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios before expense limitation:
	Expenses to Average Net Assets	N/A	N/A	0.99%	1.02%	1.01%	1.04%
	Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.01%	1.30%	1.38%	1.17%

†	Per share amount is based on average shares outstanding.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.89		$12.50	$10.81	$7.50	$9.65	$10.99
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03	)†	(0.00)†‡	(0.09)†	(0.09)†	(0.07)†	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		1.72	2.16	3.40	(2.08)	(1.28)
Total from Investment Operations	0.37		1.72	2.07	3.31	(2.15)	(1.34)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.33)	(0.38)	—	—	(0.00)‡
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.26		$12.89	$12.50	$10.81	$7.50	$9.65
Total Return	2.95	%#	13.55%	19.17%	44.13%	(22.28)%	(12.18)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,042,941		$896,204	$651,276	$299,198	$74,554	$82,300
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.04%	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	1.04%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.43	)%*	(0.04)%	(0.79)%	(0.93)%	(0.82)%	(0.69)%
Portfolio Turnover Rate	42	%#	73%	111%	160%	133%	144%

(1)			Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.16%	1.26%	1.22%	1.25%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	(0.85)%	(1.09)%	(0.94)%	(0.83)%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.31		$12.02	$10.43	$7.26	$9.36	$10.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.04	)†	(0.03)†	(0.11)†	(0.10)†	(0.09)†	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.38		1.65	2.08	3.27	(2.01)	(1.26)
Total from Investment Operations	0.34		1.62	1.97	3.17	(2.10)	(1.32)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.33)	(0.38)	—	—	(0.00)‡
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$12.65		$12.31	$12.02	$10.43	$7.26	$9.36
Total Return	2.76	%#	13.35%	18.79%	43.80%	(22.44)%	(12.35)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$896,713		$808,493	$713,733	$484,136	$215,899	$184,099
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.29%	1.35%	1.35%	1.35%	1.35%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.29%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.68	)%*	(0.24)%	(1.02)%	(1.18)%	(1.07)%	(0.97)%
Portfolio Turnover Rate	42	%#	73%	111%	160%	133%	144%

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios before expense limitation:
	Expenses to Average Net Assets	N/A	N/A	1.41%	1.51%	1.47%	1.50%
	Net Investment Income (Loss) to Average Net Assets	N/A	N/A	(1.09)%	(1.34)%	(1.19)%	(1.12)%

†	Per share amount is based on average shares outstanding.
#	Not annualized
*	Annualized
‡	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Systematic Active Large Cap Core Portfolio

	Class A
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)
Total from Investment Operations	(0.39)
Net Asset Value, End of Period	$9.61
Total Return	(3.90	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,669
Ratio of Expenses to Average Net Assets (1)	0.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.43	%*
Portfolio Turnover Rate	21	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.24	%*
Net Investment Income (Loss) to Average Net Assets	(0.20	)%*

	Class B
	Period from
Selected Per Share Data and Ratios	April 28, 2006^ to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)
Total from Investment Operations	(0.39)
Net Asset Value, End of Period	$9.61
Total Return	(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$96
Ratio of Expenses to Average Net Assets (2)	0.85	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.18	%*
Portfolio Turnover Rate	21	%#

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios before expense limitation:
	Expenses to Average Net Assets	2.49	%*
	Net Investment Income (Loss) to Average Net Assets	(0.45	)%*

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^	Commencement of operations.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Systematic Active Small Cap Core Portfolio

	Class A
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)
Total from Investment Operations	(0.71)
Net Asset Value, End of Period	$9.29
Total Return	(6.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,037
Ratio of Expenses to Average Net Assets (1)	1.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.06	%*
Portfolio Turnover Rate	24	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.74	%*
Net Investment Income (Loss) to Average Net Assets	(1.58	)%*

	Class B
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00‡	)
Net Realized and Unrealized Gain (Loss) on Investments	(0.72)
Total from Investment Operations	(0.72)
Net Asset Value, End of Period	$9.28
Total Return	(6.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93
Ratio of Expenses to Average Net Assets (2)	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.19	)%*
Portfolio Turnover Rate	24	%#

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios before expense limitation:
	Expenses to Average Net Assets	2.99	%*
	Net Investment Income (Loss) to Average Net Assets	(1.83	)%*

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^	Commencement of operations.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Systematic Active Small Cap Growth Portfolio

	Class A
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)
Total from Investment Operations	(0.86)
Net Asset Value, End of Period	$9.14
Total Return	(8.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,217
Ratio of Expenses to Average Net Assets (1)	1.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.28	)%*
Portfolio Turnover Rate	33	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.67	%*
Net Investment Income (Loss) to Average Net Assets	(1.85	)%*

	Class B
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)
Total from Investment Operations	(0.86)
Net Asset Value, End of Period	$9.14
Total Return	(8.60	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$91
Ratio of Expenses to Average Net Assets (2)	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.52	)%*
Portfolio Turnover Rate	33	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.92	%*
Net Investment Income (Loss) to Average Net Assets	(2.10	)%*

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^	Commencement of operations
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Systematic Active Small Cap Value Portfolio

	Class A
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)
Total from Investment Operations	(0.62)
Net Asset Value, End of Period	$9.38
Total Return	(6.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,189
Ratio of Expenses to Average Net Assets(1)	1.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.55	%*
Portfolio Turnover Rate	30	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.69	%*
Net Investment Income (Loss) to Average Net Assets	(1.04	)%*

	Class B
	Period from
	April 28, 2006^
Selected Per Share Data and Ratios	to June 30, 2006 (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)
Total from Investment Operations	(0.63)
Net Asset Value, End of Period	$9.37
Total Return	(6.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$94
Ratio of Expenses to Average Net Assets(2)	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.29	%*
Portfolio Turnover Rate	30	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.94	%*
Net Investment Income (Loss) to Average Net Assets	(1.30	)%*

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^	Commencement of operations.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

U.S. Large Cap Growth Portfolio

	Class A
	Six Months Ended June 30, 2006	Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$19.49	$16.88	$15.74	$12.49	$17.29	$20.51
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.01 †	0.02 †	0.09 †	0.05 †	0.03 †	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	2.63	1.13	3.25	(4.80)	(3.08)
Total from Investment Operations	(0.58)	2.65	1.22	3.30	(4.77)	(3.07)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.04)	(0.08)	(0.05)	(0.03)	—
Net Realized Gain	—	—	—	—	—	(0.15)
Total Distributions	—	(0.04)	(0.08)	(0.05)	(0.03)	(0.15)
Redemption Fees	0.00 ‡	—	—	—	—	—
Net Asset Value, End of Period	$18.91	$19.49	$16.88	$15.74	$12.49	$17.29
Total Return	(2.98)%	15.72%	7.75%	26.41%§	(27.64)%	(14.97)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$922,175	$871,905	$554,097	$589,698	$432,207	$603,652
Ratio of Expenses to Average Net Assets(1)	0.63%	0.65%	0.77%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.63%	0.65%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.07%	0.13%	0.58%	0.34%	0.21%	0.05%
Portfolio Turnover Rate	37%#	1.06%	179%	131%	143%	94%

(1)				Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	0.82%	0.81%	0.81%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	0.32%	0.21%	0.06%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 25.07%.

#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

U.S. Large Cap Growth Portfolio

	Class B
	Six Months Ended June 30, 2006	Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$19.21	$16.67	$15.55	$12.34	$17.08	$20.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.02)†	(0.03)†	0.05 †	0.01 †	(0.00)†‡	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	2.60	1.11	3.21	(4.74)	(3.05)
Total from Investment Operations	(0.59)	2.57	1.16	3.22	(4.74)	(3.09)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.03)	(0.04)	(0.01)	—	—
Net Realized Gain	—	—	—	—	—	(0.15)
Total Distributions	—	(0.03)	(0.04)	(0.01)	—	(0.15)
Redemption Fees	0.00 ‡	—	—	—	—	—
Net Asset Value, End of Period	$18.62	$19.21	$16.67	$15.55	$12.34	$17.08
Total Return	(3.07)%#	15.41%	7.45%	26.13%§	(27.75)%	(15.26)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,203	$35,678	$202,893	$199,591	$156,501	$223,646
Ratio of Expenses to Average Net Assets (1)	0.88%	0.90%	1.02%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.88%	0.90%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.19)%	(0.17)%	0.33%	0.09%	(0.04)%	(0.22)%
Portfolio Turnover Rate	37%#	106%	179%	131%	143%	94%

(1)				Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.07%	1.06%	1.06%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	0.07%	(0.04)%	(0.22)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 24.79%.

#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$23.41		$23.21	$17.92	$13.55	$14.63	$14.50
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	†	0.45 †	0.40 †	0.48 †	0.52 †	0.60
Net Realized and Unrealized Gain (Loss) on Investments	3.41		3.58	6.17	4.55	(0.48)	0.71
Total from Investment Operations	3.56		4.03	6.57	5.03	0.04	1.31
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.44)	(0.42)	(0.48)	(0.52)	(0.57)
Net Realized Gain	—		(3.39)	(0.86)	(0.18)	(0.60)	(0.61)
Total Distributions	(0.09)		(3.83)	(1.28)	(0.66)	(1.12)	(1.18)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$26.88		$23.41	$23.21	$17.92	$13.55	$14.63
Total Return	15.22	%#	17.66%	37.28%	37.61%	0.18%	9.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,481,948		$1,209,668	$1,097,718	$897,551	$655,274	$696,871
Ratio of Expenses to Average Net Assets (1)	0.87	%*	0.89%	0.97%	1.00%	0.99%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.87	%*	0.89%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.19	%*	1.87%	2.02%	3.08%	3.49%	4.19%
Portfolio Turnover Rate	13	%#	33%	21%	17%	47%	33%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.01%	0.99%	1.01%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	3.07%	3.49%	4.18%

	Class B
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$23.21		$23.04	$17.80	$13.47	$14.55	$14.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.12	†	0.38 †	0.35 †	0.45 †	0.45 †	0.56
Net Realized and Unrealized Gain (Loss) on Investments	3.38		3.56	6.13	4.50	(0.45)	0.68
Total from Investment Operations	3.50		3.94	6.48	4.95	—	1.24
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.38)	(0.38)	(0.44)	(0.48)	(0.53)
Net Realized Gain	—		(3.39)	(0.86)	(0.18)	(0.60)	(0.61)
Total Distributions	(0.08)		(3.77)	(1.24)	(0.62)	(1.08)	(1.14)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$26.63		$23.21	$23.04	$17.80	$13.47	$14.55
Total Return	15.07	%#	17.37%	36.95%	37.23%	(0.07)%	8.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$189,522		$157,650	$149,180	$70,146	$31,584	$23,198
Ratio of Expenses to Average Net Assets (2)	1.12	%*	1.14%	1.22%	1.25%	1.24%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.12	%*	1.14%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.93	%*	1.60%	1.76%	2.83%	3.24%	3.96%
Portfolio Turnover Rate	13	%#	33%	21%	17%	47%	33%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.26%	1.24%	1.26%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	2.82%	3.24%	3.95%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Emerging Markets Debt Portfolio

	Class A†
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.61		$10.92	$10.59	$8.85	$8.85	$8.64
Income (Loss) from Investment Operations
Net Investment Income	0.35	††	0.81 ††	0.78 ††	0.75 ††	0.81 ††	0.63
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		0.57	0.30	1.77	0.18	0.27
Total from Investment Operations	(0.17)		1.38	1.08	2.52	0.99	0.90
Distributions from and/or in Excess of:
Net Investment Income	—		(0.69)	(0.75)	(0.78)	(0.99)	(0.69)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$11.44		$11.61	$10.92	$10.59	$8.85	$8.85
Total Return	(1.38	)%#	12.78%	10.07%	28.46%	11.29%	10.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,593		$92,294	$81,109	$54,647	$48,769	$52,561
Ratio of Expenses to Average Net Assets(1)	0.98	%*	1.01%	1.04%^	1.16%	1.06%	1.13%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.98	%*	1.00%	1.04%	1.13%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	6.02	%*	7.02%	7.33%	7.48%	8.79%	8.22%
Portfolio Turnover Rate	32	%#	84%	151%	216%	157%	316%

(1)			Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.04	%*	N/A	1.07%	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	5.96	%*	N/A	7.30%	N/A	N/A	N/A

	Class B†
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.85		$11.16	$10.80	$9.00	$9.03	$8.76
Income (Loss) from Investment Operations
Net Investment Income	0.34	††	0.78 ††	0.78 ††	0.75 ††	0.78 ††	0.90
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		0.60	0.30	1.80	0.15	0.06
Total from Investment Operations	(0.16)		1.38	1.08	2.55	0.93	0.96
Distributions from and/or in Excess of:
Net Investment Income	—		(0.69)	(0.72)	(0.75)	(0.96)	(0.69)
Net Asset Value, End of Period	$11.69		$11.85	$11.16	$10.80	$9.00	$9.03
Total Return	(1.60	)%#	12.54%	9.90%	28.34%	10.34%	10.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$605		$596	$437	$429	$343	$429
Ratio of Expenses to Average Net Assets(2)	1.23	%*	1.26%	1.29%^	1.41%	1.31%	1.38%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.23	%*	1.25%	1.29%	1.38%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(2)	5.80	%*	6.70%	7.07%	7.23%	8.54%	7.97%
Portfolio Turnover Rate	32	%#	84%	151%	216%	157%	316%

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios before expense limitation:
	Expenses to Average Net Assets	1.29	%*	N/A	1.32%	N/A	N/A	N/A
	Net Investment Income (Loss) to Average Net Assets	5.73	%*	N/A	7.04%	N/A	N/A	N/A

†

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

††	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
^

Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares and 1.10% for Class B shares. Prior to June 1, 2006, these maximum ratios were 1.00% for Class A shares and 1.25% for Class B shares.

#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006

Financial Highlights

Money Market Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.022		0.029	0.009	0.007 †	0.013	0.038
Distributions from and/or in Excess of:
Net Investment Income	(0.022)		(0.029)	(0.009)	(0.007)	(0.013)	(0.038)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.18	%#	2.89%	0.93%	0.64%	1.30%	3.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$339,315		$416,220	$546,866	$795,399	$1,369,935	$2,706,283
Ratio of Expenses to Average Net Assets	0.41	%*	0.41%	0.47%	0.51%	0.48%	0.48%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.41	%*	0.41%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.33	%*	2.81%	0.87%	0.69%	1.32%	3.90%

Municipal Money Market Portfolio

	Class A
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.014		0.020	0.008	0.005 †	0.009	0.022
Distributions from and/or in Excess of:
Net Investment Income	(0.014)		(0.020)	(0.008)	(0.005)	(0.009)	(0.022)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.45	%#	2.07%	0.75%	0.50%	0.90%	2.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$253,267		$317,143	$449,318	$511,551	$910,426	$1,346,818
Ratio of Expenses to Average Net Assets	0.42	%*	0.40%	0.48%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.42	%*	0.40%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.88	%*	2.00%	0.74%	0.54%	0.90%	2.25%

†	Per share amount is based on average shares outstanding.
#	Not annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of twenty-one separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective April 28, 2006, each of the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios commenced operations.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital. Generally, the investment objective of the money market portfolios is to seek current income and preserve capital.

The Global Franchise, International Equity and International Small Cap Portfolios are currently closed to new investors. However, these three Portfolios will continue to offer shares as follows: (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolios in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolios are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Portfolios will continue to offer shares of the Portfolios to existing shareholders and may recommence offering shares of the Portfolios to other new investors in the future.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

On April 28, 2006, the net assets of the Equity Portfolio’s (formerly, a Portfolio of Morgan Stanley Institutional Fund Trust) Institutional Class shares were merged into the Large Cap Relative Value Portfolio’s Class A shares through a tax-free exchange. In exchange for the $66,823,000 in net assets received, including $3,685,000 in unrealized appreciation, 5,706,469 Class A shares of the Large Cap Relative Value Portfolio were issued. Prior to the combination, the net assets of the Large Cap Relative Value Portfolio totaled $194,284,000. Immediately after the combination, the net assets of the Large Cap Relative Value Portfolio totaled $261,107,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value. Securities owned by the Money Market and Municipal Money Market Portfolios are stated at amortized cost, which approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may

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June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.     Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank, prior to the close of the NYSE, as follows:

•      investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

•      investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries.

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June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. A Portfolio’s investments in Loans may be in the form of participation in Loans (“Participation”) or assignments of all or a portion of Loans (“Assignments”) from third parties. A Portfolio’s investment in a Participation typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

6.     Short Sales: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7.     Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily,

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June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2006 are as follows:

	Value of
	Loaned	Value of
Portfolio	Securities (000)	Collateral (000)

Active International Allocation	$128,445	$132,644
Emerging Markets	120,634	121,323
Global Value Equity	5,681	5,980
International Equity	515,626	532,299
International Magnum	12,304	12,627
Systematic Active Large Cap Core	345	351
Systematic Active Small Cap Core	2,085	2,113
Systematic Active Small Cap Growth	2,179	2,193
Systematic Active Small Cap Value	2,127	2,151
Emerging Markets Debt	2,478	2,487

The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Net Interest
Earned by
Portfolio	Portfolio (000)

Active International Allocation	$488
Emerging Markets	454
Global Value Equity	17
International Equity	3,954
International Magnum	60

8.              Structured Securities: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

9.              Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statements of Operations. Due from (to) broker includes both initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

10.       Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

11.       Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2006, BRCP REIT LLC I has drawn down $4,703,000 which represents 67.2% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, L.P., the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2006, Keystone Industrial Fund, L.P. has drawn down $831,000, which represents 11.1% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot 2 Industrial Value Fund, L.P., the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2006, Cabot 2 Industrial Value Fund, L.P. has drawn down $1,167,000, which represents 15.6% of the commitment.

12.       Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Emerging Markets, Global Franchise, Global Value Equity, International Equity, International Growth Equity, International Magnum, International Real Estate, International Small Cap, Small Company Growth, Systematic Active Small Cap Core, Systematic Active Small Cap Growth, Systematic Active Small Cap Value, U.S. Real Estate and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee. Shares of the Focus Equity, Large Cap Relative Value, Systematic Active Large Cap Core and U.S. Large Cap Growth Portfolios redeemed within 7 days of purchase may be subject to a 2% redemption fee. These fees, if any, are included on the Statements of Changes in Net Assets.

13.       Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

14.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month.

Certain Portfolios may own shares of real estate investment trusts (“REITs”) which report information on the source

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below. MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

	Average Daily	Advisory	Maximum Expense Ratio
Portfolio	Net Assets	Fee	Class A	Class B
Active International Allocation	first $1.0 billion	0.65%	0.80%	1.05%
	over $1.0 billion	0.60
Emerging Markets	first $500 million	1.25	1.65	1.90
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
Global Franchise	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Global Value Equity	first $1.0 billion	0.67	1.00	1.25
	next $500 million	0.645
	next $1.0 billion	0.62
	next $1.0 billion	0.595
	next $1.0 billion	0.57
	over $4.5 billion	0.545
International Equity	first $10 billion	0.80	1.00	1.25
	over $10 billion	0.75
International Growth Equity	first $1.0 billion	0.75	1.00	1.25
	over $1.0 billion	0.70
International Magnum	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
International Real Estate		0.80	1.00	1.25
International Small Cap	first $1.5 billion	0.95	1.15	N/A
	over $1.5 billion	0.90
Focus Equity	first $1.0 billion	0.50	1.00	1.25
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Large Cap Relative Value	first $150 million	0.50	0.70	0.95
	next $100 million	0.45
	next $100 million	0.40
	over $350 million	0.35
Small Company Growth	first $1.0 billion	0.92	1.10	1.35
	next $500 million	0.85
	over $1.5 billion	0.80
Systematic Active Large Cap Core		0.35	0.60	0.85
Systematic Active Small Cap Core		0.75	1.10	1.35
Systematic Active Small Cap Growth		0.75	1.10	1.35
Systematic Active Small Cap Value		0.75	1.10	1.35
U.S. Large Cap Growth	first $1.0 billion	0.50	0.80	1.05
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
U.S. Real Estate	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Emerging Markets Debt	first $500 million	0.75	0.85	1.10
	next $500 million	0.70
	over $1.0 billion	0.65
Money Market		0.30	0.55	N/A
Municipal Money Market		0.30	0.57	N/A

Prior to June 1, 2006, the maximum expense ratio was 1.00% for Class A and 1.25% for Class B of the Emerging Debt Port folio.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended June 30, 2006, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees
Waived and/or
Portfolio	Reimbursed (000)

Active International Allocation	$73
Global Franchise	5
International Growth Equity	43
International Magnum	77
Systematic Active Large Cap Core	16
Systematic Active Small Cap Core	17
Systematic Active Small Cap Growth	17
Systematic Active Small Cap Value	17
Emerging Markets Debt	28

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company (each a “Sub-Adviser”), all wholly-owned subsidiaries of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Adviser receives from the Portfolios which receive these services.

C. Administration Fees: MS Investment Management  (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a  monthly fee, which on an annual basis equals 0.08% of the  average daily net assets of each non-money market Portfolio  and 0.05% of the average daily net assets of each money market Portfolio. Under an agreement between the Administrator  and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate  affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the  Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an  officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing  services under the administration agreement, except pricing  services and extraordinary expenses, are covered under the  administration fee. Transfer Agency expenses will be borne by  the Fund. In addition, the Fund incurs local administration  fees in connection with doing business in certain emerging  market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc.  (“MSDI” or the “Distributor”), a wholly-owned subsidiary of  the Adviser, serves as the Distributor of the Fund and provides  Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the “Plan”) in  accordance with Rule 12b-1 under the 1940 Act. The distribution fee is an asset-based fee to compensate the Distributor  for distribution efforts and/or servicing of accounts. Under the  Plan, each Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an  annual rate of 0.25% of the Class B shares’ average daily net  assets.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the  “Custodian”) serves as Custodian for the Fund in accordance  with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Purchases and Sales: During the six months ended June 30, 2006, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

Portfolio	Purchases (000)	Sales (000)

Active International Allocation	$76,334	$70,712
Emerging Markets	992,095	1,033,578
Global Franchise	43,796	10,305
Global Value Equity	18,034	21,337
International Equity	1,636,401	2,842,996
International Growth Equity	1,148	610
International Magnum	65,461	67,079
International Real Estate	312,956	68,251
International Small Cap	398,444	454,579
Focus Equity	34,645	32,293
Large Cap Relative Value	91,239	57,411
Small Company Growth	1,063,826	800,086
Systematic Active Large Cap Core	6,955	1,192
Systematic Active Small Cap Core	8,336	1,923
Systematic Active Small Cap Growth	8,646	2,226
Systematic Active Small Cap Value	8,205	1,889
U.S. Large Cap Growth	448,661	339,311
U.S. Real Estate	308,633	196,204
Emerging Markets Debt	27,715	43,027

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Brokerage
Portfolio	Commissions

Emerging Markets	$12,129
Focus Equity	1,726
Small Company Growth	1,253
U.S. Large Cap Growth	4,375

Additionally, during the six months ended June 30, 2006, Emerging Markets Portfolio paid $2,546 brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

G. Federal Income Taxes: It is each Portfolio’s intention  to qualify as a regulated investment company and distribute all  of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Municipal Money Market Portfolio’s ordinary income distributions shown below include tax-exempt as well as taxable components.

The tax character of distributions paid during 2005 and 2004 were as follows:

	2005 Distributions Paid From:		2004 Distributions Paid From:
	Ordinary	Long-term	Ordinary	Long-term
Portfolio	Income (000)	Capital Gain (000)	Income (000)	Capital Gain (000)

Active International Allocation	$8,215	$—	$10,343	$—
Emerging Markets	25,099	—	9,929	—
Global Franchise	1,929	4,585	973	3,259
Global Value Equity	2,100	3,639	1,126	272
International Equity	179,447	537,969	231,683	446,239
International Magnum	1,286	—	1,928	—
International Real Estate	7,106	10,170	832	—
International Small Cap	37,511	176,515	37,896	68,519
Focus Equity	98	—	103	—
Large Cap Relative Value	2,275	5,946	2,112	—
Small Company Growth	50,209	114,786	—	40,919
U.S. Large Cap Growth	1,618	—	3,214	—
U.S. Real Estate	30,891	168,250	25,591	41,350
Emerging Markets Debt	5,446	—	5,272	—
Money Market	12,797	3	5,834	—
Municipal Money Market	8,127	2	3,503	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions, defaulted bonds, paydown adjustments and gains on certain equity securities designated as issued by “passive foreign investment companies,” resulted in the following reclassifications among the Portfolios’ components of net assets at December 31, 2005:

	Accumulated
	Undistributed
	(Distributions in
	Excess of) Net	Accumulated
	Investment	Net Realized
Portfolio	Income (Loss) (000)	Gain (Loss) (000)	Paid-in Capital (000)

Active International Allocation	$(6,727)	$6,727	$—
Emerging Markets	558	74	(632)
Global Franchise	92	(92)	—
Global Value Equity	(42)	42	—
International Equity	(38,323)	(21,122)	59,445
International Growth Equity	—	—	—
International Magnum	(468)	476	(8)
International Real Estate	744	(744)	—
International Small Cap	2,991	(2,991)	—
Focus Equity	175	—	(175)
Large Cap Relative Value	2	(2)	—
Small Company Growth	2,015	(2,015)	—
U.S. Large Cap Growth	18	(7,775)	7,757
U.S. Real Estate	(6)	6	—
Emerging Markets Debt	385	(368)	(17)
Money Market	4	(4)	—
Municipal Money Market	2	(2)	—

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-term
Portfolio	Ordinary Income (000)	Capital Gain (000)

Emerging Markets	$—	$16,226
Global Franchise	874	22
Global Value Equity	76	1,225
International Real Estate	2,402	2,260
International Small Cap	11,939	50,582
Large Cap Relative Value	—	4,369
Small Company Growth	—	11,545
U.S. Real Estate	1,499	41,550
Money Market	132	—
Municipal Money Market	76	—

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2005. The undistributed ordinary income for the Municipal Money Market represents tax exempt income.

At June 30, 2006, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	(Depreciation) (000)

Active International Allocation	$840,492	$175,758	$(14,887)	$160,871
Emerging Markets	1,687,256	452,870	(86,470)	366,400
Global Franchise	101,090	30,026	(1,858)	28,168
Global Value Equity	98,487	18,302	(3,206)	15,096
International Equity	6,488,743	1,275,413	(138,410)	1,137,003
International Growth Equity	5,505	493	(121)	372
International Magnum	110,334	13,621	(4,487)	9,134
International Real Estate	533,081	49,484	(5,345)	44,139
International Small Cap	1,158,634	263,229	(37,145)	226,084
Focus Equity	59,352	12,029	(5,615)	6,414
Large Cap Relative Value	227,633	24,199	(8,414)	15,785
Small Company Growth	1,809,458	272,726	(112,470)	160,256

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

				Net
				Appreciation
Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	(Depreciation) (000)

Systematic Active Large Cap Core	$6,233	$96	$(223)	$(127)
Systematic Active Small Cap Core	8,503	126	(395)	(269)
Systematic Active Small Cap Growth	8,759	117	(408)	(291)
Systematic Active Small Cap Value	8,561	130	$(293)	(163)
U.S. Large Cap Growth	910,387	127,284	(61,806)	65,478
U.S. Real Estate	1,097,449	587,286	(9,626)	577,660
Emerging Markets Debt	76,696	1,946	(3,572)	(1,626)
Money Market	340,359	—	—	—
Municipal Money Market	252,619	—	—	—

At December 31, 2005, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	Expiration Date December 31, (000)
Portfolio	2006	2007	2008	2009	2010	2011	2012	Total
Active International Allocation	$—	$—	$—	$—	$28,460	$25,582	$—	$54,042
International Magnum	—	—	—	—	980	2,376	—	3,356
Focus Equity	—	—	—	7,298	21,111	—	296	28,705
Small Company Growth*	—	—	—	6,427	18,090	—	—	24,517
U.S. Large Cap Growth	—	—	—	—	51,387	22,406	—	73,793
Emerging Markets Debt	73,361	9,761	—	778	—	—	—	83,900

*Capital loss carryover from target fund.

The amounts reflected in the capital loss carryforward table above for the Small Company Growth Portfolio represent capital loss carryforward acquired from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383.

In addition to the amounts reflected in the capital loss carryforward table above, for Large Cap Relative Value Portfolio, approximately $74,869,000 has been brought forward as a result of the Portfolio’s merger with the MSIFT Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2010-2011.

During the year ended December 31, 2005, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Portfolio	Utilized (000)

Active International Allocation	$37,952
Emerging Markets	211,939
International Magnum	9,029
International Real Estate	298
Focus Equity	2,897
Large Cap Relative Value	4,493
Small Company Growth	5,561
U.S. Large Cap Growth	35,173
Emerging Markets Debt	1,995

The Small Company Growth Portfolio utilized approximately $5,561,000 of capital losses acquired from MSIFT Small Cap Growth Portfolio for federal tax purposes during the year ended December 31, 2005.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency
Portfolio	Losses (000)	Losses (000)

Active International Allocation	$—	$1,932
Emerging Markets	—	3,081
Global Value Equity	—	2
International Growth Equity	@—	1
International Magnum	2	227
International Real Estate	—	—	@
International Small Cap	—	51
U.S. Real Estate	—	3
Emerging Markets Debt	—	8

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolios’ investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty’s failure to complete the transaction.

A portion of the securities of the Municipal Money Market Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At June 30, 2006, approximately 30.7% of the net assets of the Municipal Money Market Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
Ambac	7.6%
FSA	7.1
FGIC	5.8
Radian	4.4
CIFG	2.9
Assured Guaranty	1.1
FHA	1.0
MBIA	0.9

At June 30, 2006, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class A	Class B

Active International Allocation	71.5%	80.4%
Emerging Markets	22.2	95.0
Global Franchise	44.5	—
Global Value Equity	70.5	95.3
International Equity	—	77.9
International Growth Equity	—	—
International Magnum	96.6	87.5
International Real Estate	45.6	95.1
International Small Cap	40.6	—
Focus Equity	77.6	71.4
Large Cap Relative Value	46.4	98.4
Small Company Growth	35.3	58.8
Systematic Active Large Cap Core	—	—
Systematic Active Small Cap Core	—	—
Systematic Active Small Cap Growth	—	—
Systematic Active Small Cap Value	—	—
U.S. Large Cap Growth	86.4	84.0
U.S. Real Estate	47.7	77.1
Emerging Markets Debt	94.8	60.6

The Adviser reimbursed the International Real Estate Portfolio $682,811 for a trade correction. This amount is included in the realized gain and currency gain transactions on the Portfolio’s Statement of Operations and in the paid in capital on the Portfolio’s Statement of Changes.

J. Reverse Stock Split: After the close of business on March 17, 2006, Emerging Markets Debt Portfolio effected a 1 for 3 reverse stock split for Class A and Class B shares of the Portfolio. All transactions in capital stock and per share data prior to March 18, 2006, have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of shareholder’s investment in the Portfolio.

K. Subsequent Event: On April 25, 2006, the Board of Directors of the Fund approved the redemption of all of the shares (the “Redemption”) of the Money Market and Municipal Money Market Portfolios, pursuant to the Fund’s Articles of Incorporation. The Redemption will effectively liquidate the Money Market and Municipal Money Market Portfolios. The Redemption is expected to occur on or about September 25, 2006.

2006 Semi-Annual Report

June 30, 2006 (unaudited)

Director and Officer Information	Officers

Directors	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Charles A. Fiumefreddo	President and Principal Executive Officer

Edwin J. Garn	Barry Fink
Vice President
Wayne E. Hedien
J. David Germany
James F. Higgins	Vice President

Dr. Manuel H. Johnson	Dennis F. Shea
Vice President
Joseph J. Kearns
Stefanie V. Chang Yu
Fergus Reid	Vice President

Investment Adviser and Administrator	Amy R. Doberman
Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, NY 10020	Chief Compliance Officer

Distributor	James W. Garrett
Treasurer and Chief Financial Officer
Morgan Stanley Distribution, Inc.
One Tower Bridge Road	Michael J. Leary
100 Front Street, Suite 1100	Assistant Treasurer
West Conshohocken, PA 19428-2899
Mary E. Mullin
Custodian	Secretary

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-548-7786 or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

MSIF: (800) 548-7786

© 2006 Morgan Stanley

IS06-00648P-Y06/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund, Inc.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

By:	/s/ James W. Garrett

Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 10, 2006